UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-09301

TIAA-CREF FUNDS
(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Blvd
Charlotte, North Carolina 28262-8500
(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Item 1. Reports to Stockholders.

TIAA-CREF Funds	November 30, 2019

TIAA-CREF
Lifecycle Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	3

Letter to investors

Global financial markets produced solid results for the six months ended November 30, 2019. U.S. equities posted strong gains amid steady economic growth. Foreign stocks also rose, with international developed markets faring better than emerging markets. U.S. fixed-income securities advanced as bond prices rallied after three reductions in the federal funds target rate. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying funds.

•	All twelve TIAA-CREF Lifecycle Funds delivered positive returns for the period; however, all trailed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 6.3% for the Lifecycle Retirement Income Fund to 11.6% for the Lifecycle 2060 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Funds over longer periods of time.

U.S. and international markets posted gains

U.S. equities posted double-digit gains during the six months, despite an uptick in volatility. The broad domestic stock market, as represented by the Russell 3000® Index, gained 14.8%. The U.S. economy continued to grow at a steady pace during the period, as a strong labor market, stable core inflation and steady consumer spending helped support investor confidence. Nevertheless, concerns about a potential economic slowdown prompted the Federal Reserve to cut the federal funds target rate for the first time since 2008. Between July and October 2019, the Fed reduced the key short-term interest-rate measure to 1.50%–1.75%.

International stocks also rose, although at a more moderate pace than U.S. markets. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, advanced 8.8% in U.S.-dollar terms. Trade tensions between the United States and China and continued uncertainty about the outcome of the United Kingdom’s split from the European Union (Brexit) remained unresolved.

U.S. investment-grade bonds climbed higher amid the Fed’s rate cuts (bond prices move in the opposite direction of yields). The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 3.8% for the period.

4	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Brad Finkle

Staying focused on your long-term goals

As 2019 comes to a close and we enter the 2020 election year, the financial media will likely offer a wide array of viewpoints about what the upcoming year may have in store. Some are already anticipating increased volatility in 2020, while others are predicting further market gains. While it’s only natural to be curious about the future, we all know that no one can predict the markets’ direction. Moreover, paying too much attention to short-term events can shift your focus away from your long-term objectives. As we often remind our shareholders, history has shown that despite the inevitable periods of market volatility, a diversified portfolio that maintains a balanced allocation to different asset classes can be a prudent long-term investment strategy for keeping your financial goals on track. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

With the new year upon us, we would like to thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Funds begin on page 42 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying TIAA-CREF Funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT or Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

Composite benchmark

Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019–November 30, 2019).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)		(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,064.28	$1.75		$1.91
5% annual hypothetical return	1,000.00	1,023.30	1.72		1.87
2010 Fund actual return	1,000.00	1,066.43	1.76		1.91
5% annual hypothetical return	1,000.00	1,023.30	1.72		1.87
2015 Fund actual return	1,000.00	1,070.90	1.81		1.97
5% annual hypothetical return	1,000.00	1,023.25	1.77		1.92
2020 Fund actual return	1,000.00	1,076.05	1.87		2.02
5% annual hypothetical return	1,000.00	1,023.20	1.82		1.97
2025 Fund actual return	1,000.00	1,083.92	1.93		2.08
5% annual hypothetical return	1,000.00	1,023.15	1.87		2.02
2030 Fund actual return	1,000.00	1,093.21	1.99		2.15
5% annual hypothetical return	1,000.00	1,023.10	1.92		2.07
2035 Fund actual return	1,000.00	1,101.30	2.10		2.26
5% annual hypothetical return	1,000.00	1,023.00	2.02		2.17
2040 Fund actual return	1,000.00	1,108.98	2.11		2.32
5% annual hypothetical return	1,000.00	1,023.00	2.02		2.23
2045 Fund actual return	1,000.00	1,115.22	2.17		2.33
5% annual hypothetical return	1,000.00	1,022.95	2.07		2.23
2050 Fund actual return	1,000.00	1,116.42	2.17		2.33
5% annual hypothetical return	1,000.00	1,022.95	2.07		2.23
2055 Fund actual return	1,000.00	1,116.83	2.17		2.38
5% annual hypothetical return	1,000.00	1,022.95	2.07		2.28
2060 Fund actual return	1,000.00	1,117.70	2.17		2.38
5% annual hypothetical return	1,000.00	1,022.95	2.07		2.28

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.34% for the Retirement Income Fund, 0.34% for the 2010 Fund, 0.35% for the 2015 Fund, 0.36% for the 2020 Fund, 0.37% for the 2025 Fund, 0.38% for the 2030 Fund, 0.40% for the 2035 Fund, 0.40% for the 2040 Fund, 0.41% for the 2045 Fund, 0.41% for the 2050 Fund, 0.41% for the 2055 Fund and 0.41% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses

10	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

(which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.37% for the Retirement Income Fund, 0.37% for the 2010 Fund, 0.38% for the 2015 Fund, 0.39% for the 2020 Fund, 0.40% for the 2025 Fund, 0.41% for the 2030 Fund, 0.43% for the 2035 Fund, 0.44% for the 2040 Fund, 0.44% for the 2045 Fund, 0.44% for the 2050 Fund, 0.45% for the 2055 Fund and 0.45% for the 2060 Fund.

Expense examples

Six months ended November 30, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Advisor Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)		(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,064.71	$2.22		$2.37
5% annual hypothetical return	1,000.00	1,022.85	2.17		2.33
2010 Fund actual return	1,000.00	1,067.26	1.91		2.07
5% annual hypothetical return	1,000.00	1,023.15	1.87		2.02
2015 Fund actual return	1,000.00	1,070.90	2.02		2.17
5% annual hypothetical return	1,000.00	1,023.05	1.97		2.12
2020 Fund actual return	1,000.00	1,076.05	2.02		2.18
5% annual hypothetical return	1,000.00	1,023.05	1.97		2.12
2025 Fund actual return	1,000.00	1,085.02	2.19		2.35
5% annual hypothetical return	1,000.00	1,022.90	2.12		2.28
2030 Fund actual return	1,000.00	1,093.21	2.25		2.41
5% annual hypothetical return	1,000.00	1,022.85	2.17		2.33
2035 Fund actual return	1,000.00	1,101.41	2.47		2.63
5% annual hypothetical return	1,000.00	1,022.65	2.38		2.53
2040 Fund actual return	1,000.00	1,109.09	2.43		2.64
5% annual hypothetical return	1,000.00	1,022.70	2.33		2.53
2045 Fund actual return	1,000.00	1,115.22	2.38		2.54
5% annual hypothetical return	1,000.00	1,022.75	2.28		2.43
2050 Fund actual return	1,000.00	1,115.48	2.27		2.43
5% annual hypothetical return	1,000.00	1,022.85	2.17		2.33
2055 Fund actual return	1,000.00	1,116.83	2.28		2.43
5% annual hypothetical return	1,000.00	1,022.85	2.17		2.33
2060 Fund actual return	1,000.00	1,117.70	2.38		2.54
5% annual hypothetical return	1,000.00	1,022.75	2.28		2.43

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	11

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.43% for the Retirement Income Fund, 0.37% for the 2010 Fund, 0.39% for the 2015 Fund, 0.39% for the 2020 Fund, 0.42% for the 2025 Fund, 0.43% for the 2030 Fund, 0.47% for the 2035 Fund, 0.46% for the 2040 Fund, 0.45% for the 2045 Fund, 0.43% for the 2050 Fund, 0.43% for the 2055 Fund and 0.45% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.46% for the Retirement Income Fund, 0.40% for the 2010 Fund, 0.42% for the 2015 Fund, 0.42% for the 2020 Fund, 0.45% for the 2025 Fund, 0.46% for the 2030 Fund, 0.50% for the 2035 Fund, 0.50% for the 2040 Fund, 0.48% for the 2045 Fund, 0.46% for the 2050 Fund, 0.46% for the 2055 Fund and 0.48% for the 2060 Fund.

12	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)		(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,064.44	$2.53		$2.68
5% annual hypothetical return	1,000.00	1,022.55	2.48		2.63
2010 Fund actual return	1,000.00	1,065.71	2.53		2.69
5% annual hypothetical return	1,000.00	1,022.55	2.48		2.63
2015 Fund actual return	1,000.00	1,070.14	2.59		2.74
5% annual hypothetical return	1,000.00	1,022.50	2.53		2.68
2020 Fund actual return	1,000.00	1,075.26	2.65		2.80
5% annual hypothetical return	1,000.00	1,022.45	2.58		2.73
2025 Fund actual return	1,000.00	1,083.33	2.71		2.86
5% annual hypothetical return	1,000.00	1,022.40	2.63		2.78
2030 Fund actual return	1,000.00	1,091.65	2.77		2.93
5% annual hypothetical return	1,000.00	1,022.35	2.68		2.83
2035 Fund actual return	1,000.00	1,100.70	2.89		3.05
5% annual hypothetical return	1,000.00	1,022.25	2.78		2.93
2040 Fund actual return	1,000.00	1,108.41	2.90		3.11
5% annual hypothetical return	1,000.00	1,022.25	2.78		2.98
2045 Fund actual return	1,000.00	1,114.12	2.96		3.12
5% annual hypothetical return	1,000.00	1,022.20	2.83		2.98
2050 Fund actual return	1,000.00	1,115.22	2.96		3.12
5% annual hypothetical return	1,000.00	1,022.20	2.83		2.98
2055 Fund actual return	1,000.00	1,115.78	2.96		3.17
5% annual hypothetical return	1,000.00	1,022.20	2.83		3.03
2060 Fund actual return	1,000.00	1,117.01	2.96		3.18
5% annual hypothetical return	1,000.00	1,022.20	2.83		3.03

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.49% for the Retirement Income Fund, 0.49% for the 2010 Fund, 0.50% for the 2015 Fund, 0.51% for the 2020 Fund, 0.52% for the 2025 Fund, 0.53% for the 2030 Fund, 0.55% for the 2035 Fund, 0.55% for the 2040 Fund, 0.56% for the 2045 Fund, 0.56% for the 2050 Fund, 0.56% for the 2055 Fund and 0.56% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	13

Important information about expenses

(which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.52% for the Retirement Income Fund, 0.52% for the 2010 Fund, 0.53% for the 2015 Fund, 0.54% for the 2020 Fund, 0.55% for the 2025 Fund, 0.56% for the 2030 Fund, 0.58% for the 2035 Fund, 0.59% for the 2040 Fund, 0.59% for the 2045 Fund, 0.59% for the 2050 Fund, 0.60% for the 2055 Fund and 0.60% for the 2060 Fund.

Expense examples

Six months ended November 30, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)		(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,063.12	$3.04		$3.20
5% annual hypothetical return	1,000.00	1,022.05	2.98		3.13
2010 Fund actual return	1,000.00	1,065.05	3.05		3.20
5% annual hypothetical return	1,000.00	1,022.05	2.98		3.13
2015 Fund actual return	1,000.00	1,069.37	3.10		3.26
5% annual hypothetical return	1,000.00	1,022.00	3.03		3.18
2020 Fund actual return	1,000.00	1,074.70	3.16		3.32
5% annual hypothetical return	1,000.00	1,021.95	3.08		3.23
2025 Fund actual return	1,000.00	1,083.66	3.23		3.39
5% annual hypothetical return	1,000.00	1,021.90	3.13		3.29
2030 Fund actual return	1,000.00	1,092.02	3.29		3.45
5% annual hypothetical return	1,000.00	1,021.85	3.18		3.34
2035 Fund actual return	1,000.00	1,100.45	3.41		3.57
5% annual hypothetical return	1,000.00	1,021.75	3.29		3.44
2040 Fund actual return	1,000.00	1,107.95	3.43		3.64
5% annual hypothetical return	1,000.00	1,021.75	3.29		3.49
2045 Fund actual return	1,000.00	1,113.56	3.49		3.65
5% annual hypothetical return	1,000.00	1,021.70	3.34		3.49
2050 Fund actual return	1,000.00	1,114.77	3.49		3.65
5% annual hypothetical return	1,000.00	1,021.70	3.34		3.49
2055 Fund actual return	1,000.00	1,115.78	3.49		3.70
5% annual hypothetical return	1,000.00	1,021.70	3.34		3.54
2060 Fund actual return	1,000.00	1,116.22	3.49		3.70
5% annual hypothetical return	1,000.00	1,021.70	3.34		3.54

14	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.59% for the Retirement Income Fund, 0.59% for the 2010 Fund, 0.60% for the 2015 Fund, 0.61% for the 2020 Fund, 0.62% for the 2025 Fund, 0.63% for the 2030 Fund, 0.65% for the 2035 Fund, 0.65% for the 2040 Fund, 0.66% for the 2045 Fund, 0.66% for the 2050 Fund, 0.66% for the 2055 Fund and 0.66% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund, 0.62% for the 2010 Fund, 0.63% for the 2015 Fund, 0.64% for the 2020 Fund, 0.65% for the 2025 Fund, 0.66% for the 2030 Fund, 0.68% for the 2035 Fund, 0.69% for the 2040 Fund, 0.69% for the 2045 Fund, 0.69% for the 2050 Fund, 0.70% for the 2055 Fund and 0.70% for the 2060 Fund.

Expense examples

Six months ended November 30, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)		(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,063.97	$3.04		$3.20
5% annual hypothetical return	1,000.00	1,022.05	2.98		3.13

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.59% for the Retirement Income Fund.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	15

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2019

Each of the twelve TIAA-CREF Lifecycle Funds delivered positive returns for the period, but all trailed their composite benchmarks. Returns for the Retirement Class ranged from 6.31% for the Retirement Income Fund to 11.62% for the Lifecycle 2060 Fund. The performance tables show returns for all share classes of the funds.

The margin of underperformance of individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.63 of a percentage point for the 2010 Fund to 0.81 of a percentage point for the 2020 and 2060 Funds. (All results for the Lifecycle Funds are for the Retirement Class.)

Stocks and bonds climbed higher as the economy continued to prosper

The U.S. economy continued to expand over the six-month period, supported by a historically strong labor market and continued moderate inflation. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.0% in the second quarter of 2019, followed by 2.1% in the third quarter, according to the government’s “second” estimate. Unemployment touched 3.5% in September and ended the period at that rate—its lowest level in nearly half a century. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended November 30, 2019, while oil prices increased.

During the six months, the Federal Reserve reduced the federal funds target rate for the first time since December 2008. The Fed lowered the key short-term interest-rate measure three times between July and October 2019 to 1.50%–1.75%. Policymakers cited concerns over the slowing of some global economies and ongoing trade tensions between the United States and China.

Domestic and international stocks both performed well for the six months. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 14.80%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, advanced 8.76% in U.S.-dollar terms.

U.S. investment-grade bonds gained ground as yields declined across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 3.81% for the six months. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 1.60%.

16	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Equity funds produced largest gains

The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors. (Unless otherwise stated, all funds mentioned below are TIAA-CREF Funds.)

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—benefited from double-digit gains in most equity categories and more modest fixed-income advances. The Quant Large-Cap Growth Fund and the Large-Cap Value Fund generated the highest returns among domestic equity funds. The Quant Large-Cap Value Fund and the Quant Small/Mid-Cap Equity Fund also delivered solid gains. All foreign stock funds advanced during the period, led by the International Equity Fund. The Emerging Markets Debt Fund and the High-Yield Fund were the best performers among fixed-income funds.

U.S. stock funds hindered relative performance

Each Lifecycle Fund underperformed its composite benchmark, due mostly to the performance of several underlying funds that invest in domestic stocks and the effect of expenses. The Large-Cap Growth Fund and the Growth & Income Fund detracted from relative performance most, followed by the Quant Large-Cap Growth Fund and the Quant Small-Cap Equity Fund. However, this negative impact was partly offset by the relative outperformance of the Large-Cap Value Fund.

Within the foreign stock segment, several international equity funds provided a boost to the Lifecycle Funds’ relative performance. The Emerging Markets Equity Fund, International Equity Fund and International Opportunities Fund all enhanced relative performance. Among fixed-income investments, most funds had a modestly positive effect on performance relative to their composite benchmarks.

Lifecycle Funds with larger equity allocations were likely to post larger gains for the period. For example, the 2045, 2050, 2055 and 2060 Funds, each of which invests at least 90% of its assets in stocks, advanced more than 11.36%. The 2035 and 2040 Funds, each of which invests at least 72% of its assets in equities, generated double-digit gains. By comparison, the Retirement Income Fund, which invests 35% of its assets in stocks, recorded the smallest gain for the period. (Performance of the Lifecycle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	17

Lifecycle Retirement Income Fund

Performance as of November 30, 2019

Lifecycle Retirement Income Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	6.43%	10.81%	5.26%		6.62%		0.53%	0.37%
Advisor Class	12/4/15	6.47	10.83	5.19	†	6.46	†	0.61	0.45
Premier Class	9/30/09	6.44	10.74	5.12		6.46		0.68	0.52
Retirement Class	11/30/07	6.31	10.56	4.99		6.36		0.78	0.62
Retail Class	11/30/07	6.40	10.64	5.00		6.38		0.81	0.62
Lifecycle Retirement Income Fund Composite Index‡	—	7.05	11.46	5.16		6.46		—	—
Broad market index
S&P Target Date Retirement Income Index	—	6.17	10.00	4.37		5.38		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	24.64	24.50
International equity	11.12	10.50
Fixed income
Fixed income	39.66	40.00
Short-term fixed income	10.10	10.00
Inflation-protected assets	9.99	10.00
Direct real estate	4.29	5.00
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	19

Lifecycle 2010 Fund

Performance as of November 30, 2019

Lifecycle 2010 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	6.64%	10.96%	5.45%		7.11%		0.50%	0.37%
Advisor Class	12/4/15	6.73	11.12	5.40	†	6.95	†	0.58	0.45
Premier Class	9/30/09	6.57	10.81	5.29		6.95		0.65	0.52
Retirement Class	10/15/04	6.51	10.67	5.18		6.84		0.75	0.62
Lifecycle 2010 Fund Composite Index‡	—	7.14	11.52	5.34		6.93		—	—
Broad market index
S&P Target Date 2010 Index	—	6.53	10.18	4.80		6.14		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2010 Fund Composite Index consisted of: 39.9% Bloomberg Barclays U.S. Aggregate Bond Index; 28.4% Russell 3000® Index; 12.1% MSCI All Country World Index ex USA Investable Market Index; 9.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 9.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	25.04	24.50
International equity	11.36	10.50
Fixed income
Fixed income	39.47	40.00
Short-term fixed income	9.84	10.00
Inflation-protected assets	9.74	10.00
Direct real estate	4.29	5.00
Other assets & liabilities, net	0.26	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	21

Lifecycle 2015 Fund

Performance as of November 30, 2019

Lifecycle 2015 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	7.09%	11.22%	5.74%		7.55%		0.50%	0.38%
Advisor Class	12/4/15	7.09	11.21	5.67	†	7.38	†	0.58	0.46
Premier Class	9/30/09	7.01	11.19	5.60		7.38		0.65	0.53
Retirement Class	10/15/04	6.94	11.05	5.49		7.29		0.75	0.63
Lifecycle 2015 Fund Composite Index‡	—	7.69	11.92	5.67		7.42		—	—
Broad market index
S&P Target Date 2015 Index	—	7.02	10.40	5.26		6.87		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2015 Fund Composite Index consisted of: 38.9% Bloomberg Barclays U.S. Aggregate Bond Index; 31.9% Russell 3000® Index; 13.6% MSCI All Country World Index ex USA Investable Market Index; 7.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	28.58	28.00
International equity	12.80	12.00
Fixed income
Fixed income	38.45	39.00
Short-term fixed income	7.89	8.00
Inflation-protected assets	7.76	8.00
Direct real estate	4.29	5.00
Other assets & liabilities, net	0.23	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	23

Lifecycle 2020 Fund

Performance as of November 30, 2019

Lifecycle 2020 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	7.61%	11.63%	6.12%		8.10%		0.51%	0.39%
Advisor Class	12/4/15	7.61	11.56	6.05	†	7.93	†	0.59	0.47
Premier Class	9/30/09	7.53	11.36	5.96		7.94		0.66	0.54
Retirement Class	10/15/04	7.47	11.37	5.87		7.83		0.76	0.64
Lifecycle 2020 Fund Composite Index‡	—	8.28	12.31	6.09		8.01		—	—
Broad market index
S&P Target Date 2020 Index	—	7.56	10.76	5.69		7.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2020 Fund Composite Index consisted of: 37.5% Bloomberg Barclays U.S. Aggregate Bond Index; 35.6% Russell 3000® Index; 15.3% MSCI All Country World Index ex USA Investable Market Index; 5.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	32.38	31.50
International equity	14.44	13.50
Fixed income
Fixed income	36.99	38.00
Short-term fixed income	5.89	6.00
Inflation-protected assets	5.74	6.00
Direct real estate	4.30	5.00
Other assets & liabilities, net	0.26	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	25

Lifecycle 2025 Fund

Performance as of November 30, 2019

Lifecycle 2025 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	8.39%	11.96%	6.53%		8.67%		0.52%	0.41%
Advisor Class	12/4/15	8.50	12.02	6.46	†	8.49	†	0.60	0.49
Premier Class	9/30/09	8.33	11.83	6.38		8.50		0.67	0.56
Retirement Class	10/15/04	8.37	11.77	6.28		8.40		0.77	0.66
Lifecycle 2025 Fund Composite Index‡	—	9.10	12.79	6.58		8.64		—	—
Broad market index
S&P Target Date 2025 Index	—	8.44	11.22	6.16		8.10		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2025 Fund Composite Index consisted of: 41.2% Russell 3000® Index; 33.5% Bloomberg Barclays U.S. Aggregate Bond Index; 17.7% MSCI All Country World Index ex USA Investable Market Index; 3.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	38.56	37.80
International equity	17.00	16.20
Fixed income
Fixed income	32.24	33.00
Short-term fixed income	3.90	4.00
Inflation-protected assets	3.77	4.00
Direct real estate	4.30	5.00
Other assets & liabilities, net	0.23	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	27

Lifecycle 2030 Fund

Performance as of November 30, 2019

Lifecycle 2030 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	9.32%	12.38%	6.96%		9.19%		0.53%	0.42%
Advisor Class	12/4/15	9.32	12.42	6.87	†	9.00	†	0.61	0.50
Premier Class	9/30/09	9.16	12.26	6.79		9.02		0.68	0.57
Retirement Class	10/15/04	9.20	12.14	6.69		8.91		0.78	0.67
Lifecycle 2030 Fund Composite Index‡	—	9.92	13.25	7.06		9.25		—	—
Broad market index
S&P Target Date 2030 Index	—	9.37	11.67	6.61		8.62		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2030 Fund Composite Index consisted of: 46.8% Russell 3000® Index; 29.5% Bloomberg Barclays U.S. Aggregate Bond Index; 20.1% MSCI All Country World Index ex USA Investable Market Index; 1.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	44.74	44.10
International equity	19.63	18.90
Fixed income
Fixed income	27.46	28.00
Short-term fixed income	1.91	2.00
Inflation-protected assets	1.77	2.00
Direct real estate	4.30	5.00
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	29

Lifecycle 2035 Fund

Performance as of November 30, 2019

Lifecycle 2035 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	10.13%	12.85%	7.32%		9.66%		0.54%	0.43%
Advisor Class	12/4/15	10.14	12.71	7.24	†	9.49	†	0.62	0.51
Premier Class	9/30/09	10.07	12.60	7.17		9.49		0.69	0.58
Retirement Class	10/15/04	10.04	12.49	7.05		9.39		0.79	0.68
Lifecycle 2035 Fund Composite Index‡	—	10.72	13.63	7.51		9.81		—	—
Broad market index
S&P Target Date 2035 Index	—	10.23	12.03	7.02		9.07		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2035 Fund Composite Index consisted of: 52.4% Russell 3000® Index; 25.1% Bloomberg Barclays U.S. Aggregate Bond Index; and 22.5% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	50.97	50.40
International equity	22.23	21.60
Fixed income	22.34	23.00
Direct real estate	4.30	5.00
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	31

Lifecycle 2040 Fund

Performance as of November 30, 2019

Lifecycle 2040 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	10.90%	12.94%	7.65%		9.98%		0.55%	0.44%
Advisor Class	12/4/15	10.91	12.90	7.55	†	9.80	†	0.63	0.52
Premier Class	9/30/09	10.84	12.67	7.49		9.81		0.70	0.59
Retirement Class	10/15/04	10.80	12.59	7.37		9.71		0.80	0.69
Lifecycle 2040 Fund Composite Index‡	—	11.46	13.82	7.91		10.20		—	—
Broad market index
S&P Target Date 2040 Index	—	10.78	12.29	7.31		9.38		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2040 Fund Composite Index consisted of: 58.0% Russell 3000® Index; 24.9% MSCI All Country World Index ex USA Investable Market Index; and 17.1% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	57.16	56.70
International equity	24.88	24.30
Fixed income	13.50	14.00
Direct real estate	4.31	5.00
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	33

Lifecycle 2045 Fund

Performance as of November 30, 2019

Lifecycle 2045 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	11.52%	13.07%	7.84%		10.05%		0.56%	0.45%
Advisor Class	12/4/15	11.52	12.97	7.76	†	9.87	†	0.64	0.53
Premier Class	9/30/09	11.41	12.87	7.67		9.88		0.71	0.60
Retirement Class	11/30/07	11.36	12.78	7.56		9.77		0.81	0.70
Lifecycle 2045 Fund Composite Index‡	—	12.08	14.02	8.16		10.33		—	—
Broad market index
S&P Target Date 2045 Index	—	11.11	12.43	7.48		9.59		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2045 Fund Composite Index consisted of: 63.1% Russell 3000® Index; 27.0% MSCI All Country World Index ex USA Investable Market Index; and 9.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	62.70	63.00
International equity	27.30	27.00
Fixed income	5.55	5.00
Direct real estate	4.31	5.00
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	35

Lifecycle 2050 Fund

Performance as of November 30, 2019

Lifecycle 2050 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	11.64%	13.03%	7.90%		10.09%		0.57%	0.45%
Advisor Class	12/4/15	11.55	13.03	7.82	†	9.92	†	0.65	0.53
Premier Class	9/30/09	11.52	12.82	7.74		9.92		0.72	0.60
Retirement Class	11/30/07	11.48	12.75	7.63		9.82		0.82	0.70
Lifecycle 2050 Fund Composite Index‡	—	12.20	14.04	8.26		10.37		—	—
Broad market index
S&P Target Date 2050 Index	—	11.25	12.43	7.61		9.75		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2050 Fund Composite Index consisted of: 64.0% Russell 3000® Index; 27.4% MSCI All Country World Index ex USA Investable Market Index; and 8.6% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	63.53	63.87
International equity	27.70	27.38
Fixed income	4.30	3.75
Direct real estate	4.31	5.00
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	37

Lifecycle 2055 Fund

Performance as of November 30, 2019

Lifecycle 2055 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception					since
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	4/29/11	11.68%	13.06%	7.97%		8.68%		0.59%	0.45%
Advisor Class	12/4/15	11.68	13.05	7.91	†	8.53	†	0.67	0.53
Premier Class	4/29/11	11.58	12.86	7.81		8.52		0.74	0.60
Retirement Class	4/29/11	11.58	12.82	7.72		8.41		0.84	0.70
Lifecycle 2055 Fund Composite Index‡	—	12.31	14.07	8.35		9.18§		—	—
Broad market index
S&P Target Date 2055 Index	—	11.34	12.48	7.69		8.43§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2055 Fund Composite Index consisted of: 64.8% Russell 3000® Index; 27.8% MSCI All Country World Index ex USA Investable Market Index; and 7.4% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	64.31	64.75
International equity	28.17	27.75
Fixed income	3.08	2.50
Direct real estate	4.31	5.00
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	39

Lifecycle 2060 Fund

Performance as of November 30, 2019

Lifecycle 2060 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception					since
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	9/26/14	11.77%	13.03%	8.03%		8.30%		0.71%	0.45%
Advisor Class	12/4/15	11.77	12.99	7.98	†	8.23	†	0.79	0.53
Premier Class	9/26/14	11.70	12.90	7.87		8.14		0.86	0.60
Retirement Class	9/26/14	11.62	12.80	7.78		8.04		0.96	0.70
Lifecycle 2060 Fund Composite Index‡	—	12.43	14.09	8.44		8.71§		—	—
Broad market index
S&P Target Date 2060+ Index	—	11.44	12.55	7.78		8.01§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2020, and the waiver will remain in effect through September 30, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle 2060 Fund Composite Index consisted of: 65.7% Russell 3000® Index; 28.2% MSCI All Country World Index ex USA Investable Market Index; and 6.1% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

40	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

Asset allocation
	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	64.92	65.62
International equity	28.43	28.13
Fixed income	1.81	1.25
Direct real estate	4.29	5.00
Other assets & liabilities, net	0.55	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.3%
2,185,597	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–10/30/19; cost $23,276,655)		$24,150,847	4.3%
		TOTAL DIRECT REAL ESTATE		24,150,847	4.3
FIXED INCOME—39.7%
11,119,100		TIAA-CREF Bond Fund		118,751,991	21.1
6,761,920		TIAA-CREF Bond Plus Fund		72,487,786	12.9
1,180,641		TIAA-CREF Emerging Markets Debt Fund		11,865,445	2.1
852,035		TIAA-CREF High-Yield Fund		8,256,219	1.5
1,148,282		TIAA-CREF International Bond Fund		11,746,928	2.1
		TOTAL FIXED INCOME		223,108,369	39.7
INFLATION-PROTECTED ASSETS—10.0%
4,887,874		TIAA-CREF Inflation-Linked Bond Fund		56,210,551	10.0
		TOTAL INFLATION-PROTECTED ASSETS		56,210,551	10.0
INTERNATIONAL EQUITY—11.1%
866,748		TIAA-CREF Emerging Markets Equity Fund		10,227,630	1.8
1,158,410		TIAA-CREF International Equity Fund		13,113,202	2.3
954,427		TIAA-CREF International Opportunities Fund		13,180,631	2.4
2,393,788		TIAA-CREF Quant International Equity Fund		18,025,221	3.2
764,496		TIAA-CREF Quant International Small-Cap Equity Fund		8,027,211	1.4
		TOTAL INTERNATIONAL EQUITY		62,573,895	11.1
SHORT-TERM FIXED INCOME—10.1%
5,477,098		TIAA-CREF Short-Term Bond Fund		56,797,505	10.1
		TOTAL SHORT-TERM FIXED INCOME		56,797,505	10.1
U.S. EQUITY—24.6%
425,362		Nuveen Dividend Value Fund		6,435,728	1.1
1,989,958		TIAA-CREF Growth & Income Fund		30,227,460	5.4
1,221,346		TIAA-CREF Large-Cap Growth Fund		27,077,240	4.8
1,391,925		TIAA-CREF Large-Cap Value Fund		25,458,304	4.5
1,539,658		TIAA-CREF Quant Large-Cap Growth Fund		23,803,107	4.2
1,481,974		TIAA-CREF Quant Large-Cap Value Fund		15,827,479	2.8
250,584		TIAA-CREF Quant Small-Cap Equity Fund		4,274,959	0.8
427,473		TIAA-CREF Quant Small/Mid-Cap Equity Fund		5,505,858	1.0
		TOTAL U.S. EQUITY		138,610,135	24.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $499,831,596)	561,451,302	99.8

		TOTAL PORTFOLIO	(Cost $499,831,596)	561,451,302	99.8
		OTHER ASSETS & LIABILITIES, NET		1,113,713	0.2
		NET ASSETS		$562,565,015	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $24,150,847 or 4.3% of net assets.

42	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—4.3%
4,698,669	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16–10/23/19; cost $49,576,163)		$51,920,291	4.3%
		TOTAL DIRECT REAL ESTATE		51,920,291	4.3
FIXED INCOME—39.5%
23,834,737		TIAA-CREF Bond Fund		254,554,995	21.0
14,418,932		TIAA-CREF Bond Plus Fund		154,570,953	12.8
2,536,302		TIAA-CREF Emerging Markets Debt Fund		25,489,832	2.1
1,846,222		TIAA-CREF High-Yield Fund		17,889,889	1.5
2,461,407		TIAA-CREF International Bond Fund		25,180,191	2.1
		TOTAL FIXED INCOME		477,685,860	39.5
INFLATION-PROTECTED ASSETS—9.7%
10,261,625		TIAA-CREF Inflation-Linked Bond Fund		118,008,691	9.7
		TOTAL INFLATION-PROTECTED ASSETS		118,008,691	9.7
INTERNATIONAL EQUITY—11.4%
1,904,308		TIAA-CREF Emerging Markets Equity Fund		22,470,839	1.9
2,546,686		TIAA-CREF International Equity Fund		28,828,487	2.4
2,114,403		TIAA-CREF International Opportunities Fund		29,199,908	2.4
5,224,969		TIAA-CREF Quant International Equity Fund		39,344,015	3.2
1,675,201		TIAA-CREF Quant International Small-Cap Equity Fund		17,589,608	1.5
		TOTAL INTERNATIONAL EQUITY		137,432,857	11.4
SHORT-TERM FIXED INCOME—9.8%
11,480,593		TIAA-CREF Short-Term Bond Fund		119,053,746	9.8
		TOTAL SHORT-TERM FIXED INCOME		119,053,746	9.8
U.S. EQUITY—25.0%
929,391		Nuveen Dividend Value Fund		14,061,693	1.1
4,359,004		TIAA-CREF Growth & Income Fund		66,213,267	5.5
2,658,376		TIAA-CREF Large-Cap Growth Fund		58,936,197	4.9
3,045,033		TIAA-CREF Large-Cap Value Fund		55,693,648	4.6
3,357,476		TIAA-CREF Quant Large-Cap Growth Fund		51,906,585	4.3
3,238,011		TIAA-CREF Quant Large-Cap Value Fund		34,581,958	2.8
553,397		TIAA-CREF Quant Small-Cap Equity Fund		9,440,958	0.8
935,183		TIAA-CREF Quant Small/Mid-Cap Equity Fund		12,045,159	1.0
		TOTAL U.S. EQUITY		302,879,465	25.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,021,233,652)	1,206,980,910	99.7

		TOTAL PORTFOLIO	(Cost $1,021,233,652)	1,206,980,910	99.7
		OTHER ASSETS & LIABILITIES, NET		3,187,172	0.3
		NET ASSETS		$1,210,168,082	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $51,920,291 or 4.3% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	43

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.3%
7,047,394	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–10/23/19; cost $74,794,044)		$77,873,700	4.3%
		TOTAL DIRECT REAL ESTATE		77,873,700	4.3
FIXED INCOME—38.5%
34,856,938		TIAA-CREF Bond Fund		372,272,095	20.5
21,036,490		TIAA-CREF Bond Plus Fund		225,511,177	12.5
3,713,952		TIAA-CREF Emerging Markets Debt Fund		37,325,213	2.1
2,649,887		TIAA-CREF High-Yield Fund		25,677,404	1.4
3,599,226		TIAA-CREF International Bond Fund		36,820,087	2.0
		TOTAL FIXED INCOME		697,605,976	38.5
INFLATION-PROTECTED ASSETS—7.7%
12,234,631		TIAA-CREF Inflation-Linked Bond Fund		140,698,260	7.7
		TOTAL INFLATION-PROTECTED ASSETS		140,698,260	7.7
INTERNATIONAL EQUITY—12.8%
3,238,612		TIAA-CREF Emerging Markets Equity Fund		38,215,619	2.1
4,323,334		TIAA-CREF International Equity Fund		48,940,144	2.7
3,551,803		TIAA-CREF International Opportunities Fund		49,050,405	2.7
8,770,696		TIAA-CREF Quant International Equity Fund		66,043,343	3.6
2,845,801		TIAA-CREF Quant International Small-Cap Equity Fund		29,880,915	1.7
		TOTAL INTERNATIONAL EQUITY		232,130,426	12.8
SHORT-TERM FIXED INCOME—7.9%
13,801,580		TIAA-CREF Short-Term Bond Fund		143,122,380	7.9
		TOTAL SHORT-TERM FIXED INCOME		143,122,380	7.9
U.S. EQUITY—28.6%
1,586,004		Nuveen Dividend Value Fund		23,996,242	1.3
7,428,189		TIAA-CREF Growth & Income Fund		112,834,191	6.2
4,539,446		TIAA-CREF Large-Cap Growth Fund		100,639,509	5.6
5,199,760		TIAA-CREF Large-Cap Value Fund		95,103,605	5.3
5,781,067		TIAA-CREF Quant Large-Cap Growth Fund		89,375,301	4.9
5,525,425		TIAA-CREF Quant Large-Cap Value Fund		59,011,542	3.3
990,138		TIAA-CREF Quant Small-Cap Equity Fund		16,891,750	0.9
1,596,908		TIAA-CREF Quant Small/Mid-Cap Equity Fund		20,568,170	1.1
		TOTAL U.S. EQUITY		518,420,310	28.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,683,716,949)	1,809,851,052	99.8

		TOTAL PORTFOLIO	(Cost $1,683,716,949)	1,809,851,052	99.8
		OTHER ASSETS & LIABILITIES, NET		4,136,631	0.2
		NET ASSETS		$1,813,987,683	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $77,873,700 or 4.3% of net assets.

44	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—4.3%
14,771,500	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–10/23/19; cost $157,129,216)		$163,225,076	4.3%
		TOTAL DIRECT REAL ESTATE		163,225,076	4.3
FIXED INCOME—37.0%
70,349,738		TIAA-CREF Bond Fund		751,335,199	19.8
42,426,083		TIAA-CREF Bond Plus Fund		454,807,615	12.0
7,487,456		TIAA-CREF Emerging Markets Debt Fund		75,248,934	2.0
5,216,783		TIAA-CREF High-Yield Fund		50,550,625	1.3
7,262,739		TIAA-CREF International Bond Fund		74,297,823	1.9
		TOTAL FIXED INCOME		1,406,240,196	37.0
INFLATION-PROTECTED ASSETS—5.7%
19,050,220		TIAA-CREF Inflation-Linked Bond Fund		219,077,529	5.7
		TOTAL INFLATION-PROTECTED ASSETS		219,077,529	5.7
INTERNATIONAL EQUITY—14.4%
7,705,656		TIAA-CREF Emerging Markets Equity Fund		90,926,736	2.4
10,260,623		TIAA-CREF International Equity Fund		116,150,253	3.0
8,445,827		TIAA-CREF International Opportunities Fund		116,636,873	3.1
20,496,872		TIAA-CREF Quant International Equity Fund		154,341,445	4.0
6,764,710		TIAA-CREF Quant International Small-Cap Equity Fund		71,029,453	1.9
		TOTAL INTERNATIONAL EQUITY		549,084,760	14.4
SHORT-TERM FIXED INCOME—5.9%
21,604,673		TIAA-CREF Short-Term Bond Fund		224,040,459	5.9
		TOTAL SHORT-TERM FIXED INCOME		224,040,459	5.9
U.S. EQUITY—32.4%
3,763,049		Nuveen Dividend Value Fund		56,934,937	1.5
17,546,559		TIAA-CREF Growth & Income Fund		266,532,227	7.0
10,795,705		TIAA-CREF Large-Cap Growth Fund		239,340,775	6.3
12,332,277		TIAA-CREF Large-Cap Value Fund		225,557,338	5.9
13,605,230		TIAA-CREF Quant Large-Cap Growth Fund		210,336,855	5.5
13,109,488		TIAA-CREF Quant Large-Cap Value Fund		140,009,328	3.7
2,535,419		TIAA-CREF Quant Small-Cap Equity Fund		43,254,249	1.2
3,787,422		TIAA-CREF Quant Small/Mid-Cap Equity Fund		48,781,997	1.3
		TOTAL U.S. EQUITY		1,230,747,706	32.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,482,120,702)	3,792,415,726	99.7

		TOTAL PORTFOLIO	(Cost $3,482,120,702)	3,792,415,726	99.7
		OTHER ASSETS & LIABILITIES, NET		9,695,384	0.3
		NET ASSETS		$3,802,111,110	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $163,225,076 or 4.3% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.3%
18,432,938	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–10/23/19; cost $196,692,778)		$203,683,965	4.3%
		TOTAL DIRECT REAL ESTATE		203,683,965	4.3
FIXED INCOME—32.2%
76,452,951		TIAA-CREF Bond Fund		816,517,512	17.2
46,296,801		TIAA-CREF Bond Plus Fund		496,301,709	10.5
8,266,573		TIAA-CREF Emerging Markets Debt Fund		83,079,056	1.7
5,355,373		TIAA-CREF High-Yield Fund		51,893,565	1.1
7,886,868		TIAA-CREF International Bond Fund		80,682,663	1.7
		TOTAL FIXED INCOME		1,528,474,505	32.2
INFLATION-PROTECTED ASSETS—3.8%
15,527,540		TIAA-CREF Inflation-Linked Bond Fund		178,566,708	3.8
		TOTAL INFLATION-PROTECTED ASSETS		178,566,708	3.8
INTERNATIONAL EQUITY—17.0%
11,339,060		TIAA-CREF Emerging Markets Equity Fund		133,800,906	2.8
15,132,137		TIAA-CREF International Equity Fund		171,295,795	3.6
12,426,095		TIAA-CREF International Opportunities Fund		171,604,378	3.6
29,851,613		TIAA-CREF Quant International Equity Fund		224,782,644	4.8
9,974,538		TIAA-CREF Quant International Small-Cap Equity Fund		104,732,646	2.2
		TOTAL INTERNATIONAL EQUITY		806,216,369	17.0
SHORT-TERM FIXED INCOME—3.9%
17,824,931		TIAA-CREF Short-Term Bond Fund		184,844,531	3.9
		TOTAL SHORT-TERM FIXED INCOME		184,844,531	3.9
U.S. EQUITY—38.6%
5,585,668		Nuveen Dividend Value Fund		84,511,151	1.8
25,799,003		TIAA-CREF Growth & Income Fund		391,886,855	8.3
16,100,712		TIAA-CREF Large-Cap Growth Fund		356,952,791	7.5
18,343,641		TIAA-CREF Large-Cap Value Fund		335,505,191	7.1
20,130,141		TIAA-CREF Quant Large-Cap Growth Fund		311,211,974	6.6
19,458,146		TIAA-CREF Quant Large-Cap Value Fund		207,812,996	4.4
4,001,183		TIAA-CREF Quant Small-Cap Equity Fund		68,260,182	1.4
5,616,334		TIAA-CREF Quant Small/Mid-Cap Equity Fund		72,338,380	1.5
		TOTAL U.S. EQUITY		1,828,479,520	38.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,286,290,896)	4,730,265,598	99.8

		TOTAL PORTFOLIO	(Cost $4,286,290,896)	4,730,265,598	99.8
		OTHER ASSETS & LIABILITIES, NET		10,997,011	0.2
		NET ASSETS		$4,741,262,609	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $203,683,965 or 4.3% of net assets.

46	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.3%
18,536,816	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/20/19; cost $197,791,231)		$204,831,815	4.3%
		TOTAL DIRECT REAL ESTATE		204,831,815	4.3
FIXED INCOME—27.5%
65,485,268		TIAA-CREF Bond Fund		699,382,661	14.7
39,824,429		TIAA-CREF Bond Plus Fund		426,917,883	9.0
7,204,026		TIAA-CREF Emerging Markets Debt Fund		72,400,464	1.5
4,181,400		TIAA-CREF High-Yield Fund		40,517,763	0.9
6,748,572		TIAA-CREF International Bond Fund		69,037,890	1.4
		TOTAL FIXED INCOME		1,308,256,661	27.5
INFLATION-PROTECTED ASSETS—1.8%
7,323,882		TIAA-CREF Inflation-Linked Bond Fund		84,224,638	1.8
		TOTAL INFLATION-PROTECTED ASSETS		84,224,638	1.8
INTERNATIONAL EQUITY—19.6%
13,193,980		TIAA-CREF Emerging Markets Equity Fund		155,688,959	3.3
17,589,947		TIAA-CREF International Equity Fund		199,118,204	4.2
14,461,187		TIAA-CREF International Opportunities Fund		199,708,989	4.2
34,297,350		TIAA-CREF Quant International Equity Fund		258,259,048	5.4
11,591,108		TIAA-CREF Quant International Small-Cap Equity Fund		121,706,635	2.5
		TOTAL INTERNATIONAL EQUITY		934,481,835	19.6
SHORT-TERM FIXED INCOME—1.9%
8,759,497		TIAA-CREF Short-Term Bond Fund		90,835,987	1.9
		TOTAL SHORT-TERM FIXED INCOME		90,835,987	1.9
U.S. EQUITY—44.7%
6,508,862		Nuveen Dividend Value Fund		98,479,086	2.1
29,770,602		TIAA-CREF Growth & Income Fund		452,215,450	9.5
18,829,239		TIAA-CREF Large-Cap Growth Fund		417,444,225	8.7
21,516,168		TIAA-CREF Large-Cap Value Fund		393,530,715	8.2
23,348,577		TIAA-CREF Quant Large-Cap Growth Fund		360,968,996	7.6
22,684,471		TIAA-CREF Quant Large-Cap Value Fund		242,270,154	5.1
4,862,005		TIAA-CREF Quant Small-Cap Equity Fund		82,945,813	1.7
6,539,267		TIAA-CREF Quant Small/Mid-Cap Equity Fund		84,225,760	1.8
		TOTAL U.S. EQUITY		2,132,080,199	44.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,246,526,657)	4,754,711,135	99.8

		TOTAL PORTFOLIO	(Cost $4,246,526,657)	4,754,711,135	99.8
		OTHER ASSETS & LIABILITIES, NET		8,945,832	0.2
		NET ASSETS		$4,763,656,967	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $204,831,815 or 4.3% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.3%
18,895,524	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/29/19; cost $201,723,639)		$208,795,543	4.3%
		TOTAL DIRECT REAL ESTATE		208,795,543	4.3
FIXED INCOME—22.3%
53,561,786		TIAA-CREF Bond Fund		572,039,877	11.8
32,852,025		TIAA-CREF Bond Plus Fund		352,173,707	7.2
6,336,137		TIAA-CREF Emerging Markets Debt Fund		63,678,181	1.3
4,164,365		TIAA-CREF High-Yield Fund		40,352,701	0.8
5,527,145		TIAA-CREF International Bond Fund		56,542,690	1.2
		TOTAL FIXED INCOME		1,084,787,156	22.3
INTERNATIONAL EQUITY—22.2%
15,341,257		TIAA-CREF Emerging Markets Equity Fund		181,026,829	3.7
20,339,456		TIAA-CREF International Equity Fund		230,242,637	4.7
16,702,088		TIAA-CREF International Opportunities Fund		230,655,839	4.8
39,341,779		TIAA-CREF Quant International Equity Fund		296,243,597	6.1
13,337,656		TIAA-CREF Quant International Small-Cap Equity Fund		140,045,390	2.9
		TOTAL INTERNATIONAL EQUITY		1,078,214,292	22.2
U.S. EQUITY—51.0%
7,547,007		Nuveen Dividend Value Fund		114,186,215	2.4
34,431,186		TIAA-CREF Growth & Income Fund		523,009,708	10.8
21,807,027		TIAA-CREF Large-Cap Growth Fund		483,461,795	10.0
24,981,191		TIAA-CREF Large-Cap Value Fund		456,905,978	9.4
27,004,547		TIAA-CREF Quant Large-Cap Growth Fund		417,490,303	8.6
26,295,878		TIAA-CREF Quant Large-Cap Value Fund		280,839,977	5.8
5,813,159		TIAA-CREF Quant Small-Cap Equity Fund		99,172,501	2.0
7,577,917		TIAA-CREF Quant Small/Mid-Cap Equity Fund		97,603,568	2.0
		TOTAL U.S. EQUITY		2,472,670,045	51.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,253,814,311)	4,844,467,036	99.8

		TOTAL PORTFOLIO	(Cost $4,253,814,311)	4,844,467,036	99.8
		OTHER ASSETS & LIABILITIES, NET		7,970,492	0.2
		NET ASSETS		$4,852,437,528	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $208,795,543 or 4.3% of net assets.

48	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—4.3%
22,387,561	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/29/19; cost $238,682,252)		$247,382,553	4.3%
		TOTAL DIRECT REAL ESTATE		247,382,553	4.3
FIXED INCOME—13.5%
38,358,304		TIAA-CREF Bond Fund		409,666,688	7.1
23,447,625		TIAA-CREF Bond Plus Fund		251,358,543	4.4
5,104,668		TIAA-CREF Emerging Markets Debt Fund		51,301,913	0.9
2,355,827		TIAA-CREF High-Yield Fund		22,827,963	0.4
3,951,229		TIAA-CREF International Bond Fund		40,421,069	0.7
		TOTAL FIXED INCOME		775,576,176	13.5
INTERNATIONAL EQUITY—24.9%
20,531,167		TIAA-CREF Emerging Markets Equity Fund		242,267,776	4.2
26,996,955		TIAA-CREF International Equity Fund		305,605,529	5.3
22,181,259		TIAA-CREF International Opportunities Fund		306,323,185	5.4
51,813,110		TIAA-CREF Quant International Equity Fund		390,152,720	6.8
17,632,465		TIAA-CREF Quant International Small-Cap Equity Fund		185,140,879	3.2
		TOTAL INTERNATIONAL EQUITY		1,429,490,089	24.9
U.S. EQUITY—57.2%
10,022,499		Nuveen Dividend Value Fund		151,640,408	2.6
45,712,816		TIAA-CREF Growth & Income Fund		694,377,676	12.1
28,865,305		TIAA-CREF Large-Cap Growth Fund		639,943,810	11.1
33,110,605		TIAA-CREF Large-Cap Value Fund		605,592,967	10.5
35,938,183		TIAA-CREF Quant Large-Cap Growth Fund		555,604,308	9.7
34,919,592		TIAA-CREF Quant Large-Cap Value Fund		372,941,243	6.5
7,904,127		TIAA-CREF Quant Small-Cap Equity Fund		134,844,411	2.4
10,061,044		TIAA-CREF Quant Small/Mid-Cap Equity Fund		129,586,244	2.3
		TOTAL U.S. EQUITY		3,284,531,067	57.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,955,217,956)	5,736,979,885	99.9

		TOTAL PORTFOLIO	(Cost $4,955,217,956)	5,736,979,885	99.9
		OTHER ASSETS & LIABILITIES, NET		8,547,092	0.1
		NET ASSETS		$5,745,526,977	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $247,382,553 or 4.3% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES-—99.9%[a]
DIRECT REAL ESTATE—4.3%
13,158,697	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/29/19; cost $141,235,654)		$145,403,602	4.3%
		TOTAL DIRECT REAL ESTATE		145,403,602	4.3
FIXED INCOME—5.6%
9,270,016		TIAA-CREF Bond Fund		99,003,767	2.9
5,678,579		TIAA-CREF Bond Plus Fund		60,874,364	1.8
1,527,566		TIAA-CREF Emerging Markets Debt Fund		15,352,034	0.5
257,413		TIAA-CREF High-Yield Fund		2,494,335	0.1
951,497		TIAA-CREF International Bond Fund		9,733,812	0.3
		TOTAL FIXED INCOME		187,458,312	5.6
INTERNATIONAL EQUITY—27.3%
13,424,287		TIAA-CREF Emerging Markets Equity Fund		158,406,581	4.7
17,277,953		TIAA-CREF International Equity Fund		195,586,433	5.8
14,206,549		TIAA-CREF International Opportunities Fund		196,192,436	5.8
33,220,246		TIAA-CREF Quant International Equity Fund		250,148,453	7.4
11,524,598		TIAA-CREF Quant International Small-Cap Equity Fund		121,008,276	3.6
		TOTAL INTERNATIONAL EQUITY		921,342,179	27.3
U.S. EQUITY—62.7%
6,462,542		Nuveen Dividend Value Fund		97,778,258	2.9
29,606,976		TIAA-CREF Growth & Income Fund		449,729,960	13.3
18,518,342		TIAA-CREF Large-Cap Growth Fund		410,551,640	12.2
21,210,437		TIAA-CREF Large-Cap Value Fund		387,938,891	11.5
23,120,030		TIAA-CREF Quant Large-Cap Growth Fund		357,435,659	10.6
22,515,546		TIAA-CREF Quant Large-Cap Value Fund		240,466,033	7.1
5,173,995		TIAA-CREF Quant Small-Cap Equity Fund		88,268,362	2.6
6,537,289		TIAA-CREF Quant Small/Mid-Cap Equity Fund		84,200,288	2.5
		TOTAL U.S. EQUITY		2,116,369,091	62.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,781,789,043)	3,370,573,184	99.9

		TOTAL PORTFOLIO	(Cost $2,781,789,043)	3,370,573,184	99.9
		OTHER ASSETS & LIABILITIES, NET		4,842,812	0.1
		NET ASSETS		$3,375,415,996	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $145,403,602 or 4.3% of net assets.

50	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.3%
9,006,097	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/29/19; cost $96,974,966)		$99,517,369	4.3%
		TOTAL DIRECT REAL ESTATE		99,517,369	4.3
FIXED INCOME—4.3%
4,919,559		TIAA-CREF Bond Fund		52,540,889	2.3
3,017,450		TIAA-CREF Bond Plus Fund		32,347,063	1.4
770,709		TIAA-CREF Emerging Markets Debt Fund		7,745,628	0.3
172,544		TIAA-CREF High-Yield Fund		1,671,950	0.1
503,795		TIAA-CREF International Bond Fund		5,153,824	0.2
		TOTAL FIXED INCOME		99,459,354	4.3
INTERNATIONAL EQUITY—27.7%
9,315,042		TIAA-CREF Emerging Markets Equity Fund		109,917,500	4.8
11,976,113		TIAA-CREF International Equity Fund		135,569,598	5.9
9,865,110		TIAA-CREF International Opportunities Fund		136,237,175	5.9
23,119,750		TIAA-CREF Quant International Equity Fund		174,091,720	7.5
8,009,314		TIAA-CREF Quant International Small-Cap Equity Fund		84,097,796	3.6
		TOTAL INTERNATIONAL EQUITY		639,913,789	27.7
U.S. EQUITY—63.5%
4,484,465		Nuveen Dividend Value Fund		67,849,953	2.9
20,525,429		TIAA-CREF Growth & Income Fund		311,781,266	13.5
12,834,113		TIAA-CREF Large-Cap Growth Fund		284,532,285	12.3
14,705,363		TIAA-CREF Large-Cap Value Fund		268,961,097	11.7
16,052,132		TIAA-CREF Quant Large-Cap Growth Fund		248,165,958	10.7
15,623,842		TIAA-CREF Quant Large-Cap Value Fund		166,862,632	7.2
3,596,515		TIAA-CREF Quant Small-Cap Equity Fund		61,356,553	2.7
4,529,689		TIAA-CREF Quant Small/Mid-Cap Equity Fund		58,342,389	2.5
		TOTAL U.S. EQUITY		1,467,852,133	63.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,932,454,919)	2,306,742,645	99.8

		TOTAL PORTFOLIO	(Cost $1,932,454,919)	2,306,742,645	99.8
		OTHER ASSETS & LIABILITIES, NET		3,598,092	0.2
		NET ASSETS		$2,310,340,737	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $99,517,369 or 4.3% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	51

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—4.3%
3,329,717	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/29/19; cost $36,245,646)		$36,793,369	4.3%
		TOTAL DIRECT REAL ESTATE		36,793,369	4.3
FIXED INCOME—3.1%
1,291,994		TIAA-CREF Bond Fund		13,798,492	1.6
797,498		TIAA-CREF Bond Plus Fund		8,549,180	1.0
183,351		TIAA-CREF Emerging Markets Debt Fund		1,842,682	0.2
73,379		TIAA-CREF High-Yield Fund		711,038	0.1
134,061		TIAA-CREF International Bond Fund		1,371,442	0.2
		TOTAL FIXED INCOME		26,272,834	3.1
INTERNATIONAL EQUITY—28.2%
3,490,548		TIAA-CREF Emerging Markets Equity Fund		41,188,472	4.8
4,494,930		TIAA-CREF International Equity Fund		50,882,607	6.0
3,717,775		TIAA-CREF International Opportunities Fund		51,342,473	6.0
8,715,321		TIAA-CREF Quant International Equity Fund		65,626,366	7.7
3,004,854		TIAA-CREF Quant International Small-Cap Equity Fund		31,550,968	3.7
		TOTAL INTERNATIONAL EQUITY		240,590,886	28.2
U.S. EQUITY—64.3%
1,680,693		Nuveen Dividend Value Fund		25,428,883	3.0
7,670,725		TIAA-CREF Growth & Income Fund		116,518,308	13.6
4,802,377		TIAA-CREF Large-Cap Growth Fund		106,468,706	12.5
5,497,573		TIAA-CREF Large-Cap Value Fund		100,550,609	11.8
6,017,724		TIAA-CREF Quant Large-Cap Growth Fund		93,034,021	10.9
5,855,503		TIAA-CREF Quant Large-Cap Value Fund		62,536,770	7.3
1,347,480		TIAA-CREF Quant Small-Cap Equity Fund		22,988,013	2.7
1,677,996		TIAA-CREF Quant Small/Mid-Cap Equity Fund		21,612,588	2.5
		TOTAL U.S. EQUITY		549,137,898	64.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $752,393,375)	852,794,987	99.9

		TOTAL PORTFOLIO	(Cost $752,393,375)	852,794,987	99.9
		OTHER ASSETS & LIABILITIES, NET		1,124,014	0.1
		NET ASSETS		$853,919,001	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $36,793,369 or 4.3% of net assets.

52	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2060 Fund  ■  November 30, 2019

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.4%[a]
DIRECT REAL ESTATE—4.3%
673,858	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/29/19; cost $7,421,973)		$7,446,134	4.3%
		TOTAL DIRECT REAL ESTATE		7,446,134	4.3
FIXED INCOME—1.8%
154,845		TIAA-CREF Bond Fund		1,653,743	0.9
95,580		TIAA-CREF Bond Plus Fund		1,024,615	0.6
16,546		TIAA-CREF Emerging Markets Debt Fund		166,284	0.1
14,425		TIAA-CREF High-Yield Fund		139,778	0.1
16,067		TIAA-CREF International Bond Fund		164,367	0.1
		TOTAL FIXED INCOME		3,148,787	1.8
INTERNATIONAL EQUITY—28.4%
715,942		TIAA-CREF Emerging Markets Equity Fund		8,448,112	4.9
921,941		TIAA-CREF International Equity Fund		10,436,371	6.0
762,569		TIAA-CREF International Opportunities Fund		10,531,080	6.1
1,786,018		TIAA-CREF Quant International Equity Fund		13,448,716	7.8
616,322		TIAA-CREF Quant International Small-Cap Equity Fund		6,471,377	3.6
		TOTAL INTERNATIONAL EQUITY		49,335,656	28.4
U.S. EQUITY—64.9%
344,726		Nuveen Dividend Value Fund		5,215,700	3.0
1,573,330		TIAA-CREF Growth & Income Fund		23,898,876	13.8
984,981		TIAA-CREF Large-Cap Growth Fund		21,837,025	12.6
1,127,050		TIAA-CREF Large-Cap Value Fund		20,613,753	11.9
1,234,276		TIAA-CREF Quant Large-Cap Growth Fund		19,081,907	11.0
1,201,013		TIAA-CREF Quant Large-Cap Value Fund		12,826,819	7.4
276,879		TIAA-CREF Quant Small-Cap Equity Fund		4,723,558	2.7
345,233		TIAA-CREF Quant Small/Mid-Cap Equity Fund		4,446,605	2.5
		TOTAL U.S. EQUITY		112,644,243	64.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $158,779,618)	172,574,820	99.4

		TOTAL PORTFOLIO	(Cost $158,779,618)	172,574,820	99.4
		OTHER ASSETS & LIABILITIES, NET		947,612	0.6
		NET ASSETS		$173,522,432	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/19, the total value of this security amounted to $7,446,134 or 4.3% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	53

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds  ■  November 30, 2019

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value‡	$561,451,302	$1,206,980,910	$1,809,851,052	$3,792,415,726	$4,730,265,598	$4,754,711,135
Cash	1,424,952	2,701,121	4,313,338	8,405,723	12,917,294	14,906,438
Receivable from securities transactions	111,232	435,155	637,899	999,659	570,546	229,423
Receivable from Fund shares sold	250,843	1,262,174	1,085,208	3,244,326	4,056,574	3,607,289
Dividends receivable	672,343	1,442,527	2,032,038	3,925,705	4,085,783	3,317,348
Due from affiliates	61,379	112,799	163,751	332,507	411,253	415,105
Other	25,310	83,930	125,358	198,048	207,934	202,110
Total assets	563,997,361	1,213,018,616	1,818,208,644	3,809,521,694	4,752,514,982	4,777,388,848

LIABILITIES
Management fees payable	191,334	414,369	632,818	1,350,876	1,723,178	1,778,684
Service agreement fees payable	39,427	77,055	111,937	212,983	242,348	230,786
Distribution fees payable	28,464	10,795	15,387	36,017	42,318	45,033
Due to affiliates	9,428	9,845	11,544	16,975	19,274	19,242
Payable for securities transactions	1,034,782	2,056,355	3,208,499	5,440,759	8,780,896	11,161,173
Payable for Fund shares redeemed	60,082	143,621	39,956	18,758	74,993	125,087
Payable for trustee compensation	25,332	83,970	125,348	198,040	208,013	202,192
Accrued expenses and other payables	43,497	54,524	75,472	136,176	161,353	169,684
Total liabilities	1,432,346	2,850,534	4,220,961	7,410,584	11,252,373	13,731,881
NET ASSETS	$562,565,015	$1,210,168,082	$1,813,987,683	$3,802,111,110	$4,741,262,609	$4,763,656,967

NET ASSETS CONSIST OF:
Paid-in-capital	$499,033,296	$995,101,156	$1,646,570,796	$3,391,264,469	$4,174,161,827	$4,119,883,603
Total distributable earnings (loss)	63,531,719	215,066,926	167,416,887	410,846,641	567,100,782	643,773,364
NET ASSETS	$562,565,015	$1,210,168,082	$1,813,987,683	$3,802,111,110	$4,741,262,609	$4,763,656,967

INSTITUTIONAL CLASS:
Net assets	$220,619,768	$750,605,841	$1,144,110,835	$2,472,880,663	$3,213,131,746	$3,272,286,986
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,532,244	63,197,450	113,008,784	236,084,170	299,603,405	303,272,978
Net asset value per share	$11.90	$11.88	$10.12	$10.47	$10.72	$10.79

ADVISOR CLASS:
Net assets	$314,406	$150,262	$160,881	$220,544	$155,503	$162,774
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,408	12,623	15,898	21,062	14,508	15,088
Net asset value per share	$11.91	$11.90	$10.12	$10.47	$10.72	$10.79

PREMIER CLASS:
Net assets	$22,469,904	$84,728,128	$123,122,684	$288,947,565	$337,460,752	$358,290,756
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,888,975	7,158,707	12,230,213	27,693,550	31,646,757	33,410,784
Net asset value per share	$11.90	$11.84	$10.07	$10.43	$10.66	$10.72

RETIREMENT CLASS:
Net assets	$192,779,569	$374,683,851	$546,593,283	$1,040,062,338	$1,190,514,608	$1,132,916,451
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,234,484	26,618,035	43,254,070	77,718,904	85,886,226	79,558,081
Net asset value per share	$11.87	$14.08	$12.64	$13.38	$13.86	$14.24

RETAIL CLASS:
Net assets	$126,381,368	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,632,028	—	—	—	—	—
Net asset value per share	$11.89	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$499,831,596	$1,021,233,652	$1,683,716,949	$3,482,120,702	$4,286,290,896	$4,246,526,657

54	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	55

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  November 30, 2019

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

ASSETS
Affiliated investments, at value‡	$4,844,467,036	$5,736,979,885	$3,370,573,184	$2,306,742,645	$852,794,987	$172,574,820
Cash	15,485,912	18,040,448	13,433,364	9,948,756	4,749,744	1,372,029
Receivable from Fund shares sold	3,959,152	4,046,264	3,863,149	3,169,564	1,596,152	666,215
Dividends receivable	2,564,736	1,787,686	412,284	218,988	57,915	7,023
Due from affiliates	421,479	494,122	312,072	221,564	91,955	28,346
Other	203,681	261,698	100,842	62,287	15,329	1,976
Total assets	4,867,101,996	5,761,610,103	3,388,694,895	2,320,363,804	859,306,082	174,650,409

LIABILITIES
Management fees payable	1,854,618	2,239,797	1,330,996	912,793	335,801	67,553
Service agreement fees payable	215,242	259,169	135,449	91,237	37,035	6,967
Distribution fees payable	49,820	59,827	37,366	25,312	10,116	1,563
Due to affiliates	19,374	21,753	15,310	12,484	8,670	6,942
Payable for securities transactions	12,124,700	12,953,950	11,529,050	8,806,750	4,885,950	1,029,350
Payable for Fund shares redeemed	21,551	86,543	20,682	34,361	36,929	2,151
Payable for trustee compensation	203,762	261,723	100,908	62,347	15,379	1,987
Accrued expenses and other payables	175,401	200,364	109,138	77,783	57,201	11,464
Total liabilities	14,664,468	16,083,126	13,278,899	10,023,067	5,387,081	1,127,977
NET ASSETS	$4,852,437,528	$5,745,526,977	$3,375,415,996	$2,310,340,737	$853,919,001	$173,522,432

NET ASSETS CONSIST OF:
Paid-in-capital	$4,115,208,925	$4,779,431,897	$2,687,886,185	$1,869,320,107	$732,229,180	$158,846,234
Total distributable earnings (loss)	737,228,603	966,095,080	687,529,811	441,020,630	121,689,821	14,676,198
NET ASSETS	$4,852,437,528	$5,745,526,977	$3,375,415,996	$2,310,340,737	$853,919,001	$173,522,432

INSTITUTIONAL CLASS:
Net assets	$3,397,581,364	$3,992,916,401	$2,407,386,898	$1,655,990,680	$587,392,102	$125,425,924
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	309,458,989	363,391,774	181,585,731	124,217,227	38,636,807	10,079,824
Net asset value per share	$10.98	$10.99	$13.26	$13.33	$15.20	$12.44

ADVISOR CLASS:
Net assets	$377,055	$212,144	$165,674	$131,398	$132,753	$128,196
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	34,379	19,327	12,494	9,856	8,732	10,305
Net asset value per share	$10.97	$10.98	$13.26	$13.33	$15.20	$12.44

PREMIER CLASS:
Net assets	$396,355,031	$478,997,435	$299,416,300	$204,893,077	$82,440,596	$13,019,338
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	36,257,220	43,785,524	22,712,113	15,448,111	5,448,669	1,048,711
Net asset value per share	$10.93	$10.94	$13.18	$13.26	$15.13	$12.41

RETIREMENT CLASS:
Net assets	$1,058,124,078	$1,273,400,997	$668,447,124	$449,325,582	$183,953,550	$34,948,974
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	71,546,598	83,843,367	50,870,516	34,014,181	12,161,901	2,819,836
Net asset value per share	$14.79	$15.19	$13.14	$13.21	$15.13	$12.39
‡ Affiliated investments, cost	$4,253,814,311	$4,955,217,956	$2,781,789,043	$1,932,454,919	$752,393,375	$158,779,618

56	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	57

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2019

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$7,810,042	$17,075,222	$24,405,659	$47,715,609	$51,991,914	$45,651,578
Total income	7,810,042	17,075,222	24,405,659	47,715,609	51,991,914	45,651,578

EXPENSES
Management fees	1,145,962	2,532,282	3,898,966	8,294,575	10,426,586	10,705,449
Shareholder servicing – Institutional Class	921	980	1,102	1,673	1,813	1,852
Shareholder servicing – Advisor Class	134	372	51	39	37	32
Shareholder servicing – Premier Class	42	56	71	144	174	180
Shareholder servicing – Retirement Class	236,151	477,838	694,839	1,312,105	1,464,607	1,391,585
Shareholder servicing – Retail Class	14,088	—	—	—	—	—
Distribution fees – Premier Class	22,083	81,481	123,675	289,052	356,205	371,371
Distribution fees – Retail Class	153,056	—	—	—	—	—
Registration fees	38,975	34,146	34,248	37,009	37,639	36,528
Administrative service fees	20,748	21,326	24,826	36,562	42,146	42,071
Trustee fees and expenses	2,854	6,298	9,563	20,065	24,588	24,587
Other expenses	77,875	177,663	253,813	495,243	602,783	613,691
Total expenses	1,712,889	3,332,442	5,041,154	10,486,467	12,956,578	13,187,346
Less: Expenses reimbursed by the investment adviser	(102,088)	(122,885)	(144,794)	(216,389)	(250,361)	(256,937)
Fee waiver by investment adviser and Nuveen Securities§	(274,002)	(603,313)	(910,422)	(1,895,833)	(2,316,293)	(2,312,918)
Net expenses	1,336,799	2,606,244	3,985,938	8,374,245	10,389,924	10,617,491
Net investment income (loss)	6,473,243	14,468,978	20,419,721	39,341,364	41,601,990	35,034,087

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from affiliated investments	918,380	9,085,735	(2,735,344)	(3,904,224)	(9,118,709)	(8,207,685)
Net change in unrealized appreciation (depreciation) from affiliated investments	26,244,728	52,061,486	105,640,579	240,982,999	339,154,228	378,956,921
Net realized and unrealized gain (loss) from affiliated investments	27,163,108	61,147,221	102,905,235	237,078,775	330,035,519	370,749,236
Net increase (decrease) in net assets from operations	$33,636,351	$75,616,199	$123,324,956	$276,420,139	$371,637,509	$405,783,323

§   As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

58	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	59

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2019

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$39,814,135	$38,936,748	$18,530,458	$12,144,170	$4,238,007	$793,477
Total income	39,814,135	38,936,748	18,530,458	12,144,170	4,238,007	793,477

EXPENSES
Management fees	11,118,967	13,440,058	7,886,532	5,365,469	1,935,571	372,768
Shareholder servicing – Institutional Class	1,866	2,106	9,362	1,418	1,097	918
Shareholder servicing – Advisor Class	80	60	25	11	8	21
Shareholder servicing – Premier Class	200	240	172	129	77	32
Shareholder servicing – Retirement Class	1,292,427	1,552,367	802,932	538,097	213,880	38,863
Distribution fees – Premier Class	407,667	495,782	323,151	237,191	101,988	15,053
Registration fees	35,638	35,533	34,300	35,073	33,285	31,634
Administrative service fees	42,322	46,982	34,041	27,915	19,590	15,487
Trustee fees and expenses	24,942	29,607	17,173	11,660	4,215	775
Other expenses	622,972	722,074	442,836	314,823	132,495	52,045
Total expenses	13,547,081	16,324,809	9,550,524	6,531,786	2,442,206	527,596
Less: Expenses reimbursed by the investment adviser	(258,604)	(281,393)	(218,582)	(174,900)	(113,202)	(85,944)
Fee waiver by investment adviser and Nuveen Securities§	(2,339,696)	(2,772,338)	(1,611,312)	(1,097,208)	(396,302)	(76,485)
Net expenses	10,948,781	13,271,078	7,720,630	5,259,678	1,932,702	365,167
Net investment income (loss)	28,865,354	25,665,670	10,809,828	6,884,492	2,305,305	428,310

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from affiliated investments	(7,465,429)	(8,411,384)	382,104	(1,177,893)	(1,284,269)	(387,927)
Net change in unrealized appreciation (depreciation) from affiliated investments	424,129,408	547,685,601	332,297,589	229,257,194	83,878,276	16,360,323
Net realized and unrealized gain (loss) from affiliated investments	416,663,979	539,274,217	332,679,693	228,079,301	82,594,007	15,972,396
Net increase (decrease) in net assets from operations	$445,529,333	$564,939,887	$343,489,521	$234,963,793	$84,899,312	$16,400,706

§   As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

60	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	61

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$6,473,243	$12,714,544	$14,468,978	$29,306,903	$20,419,721	$43,605,140
Net realized gain (loss) from affiliated investments		918,380	14,578,086	9,085,735	44,619,775	(2,735,344)	43,547,668
Net change in unrealized appreciation (depreciation) from affiliated investments		26,244,728	(15,942,081)	52,061,486	(47,854,405)	105,640,579	(53,346,663)
Net increase (decrease) in net assets from operations		33,636,351	11,350,549	75,616,199	26,072,273	123,324,956	33,806,145

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(1,967,891)	(10,878,435)	—	(43,397,812)	—	(78,932,398)
	Advisor Class	(2,812)	(19,153)	—	(6,827)	—	(7,919)
	Premier Class	(271,211)	(1,801,281)	—	(8,456,781)	—	(15,177,590)
	Retirement Class	(1,563,486)	(9,880,057)	—	(20,064,809)	—	(34,028,675)
	Retail Class	(1,021,823)	(6,266,370)	—	—	—
Total distributions		(4,827,223)	(28,845,296)	—	(71,926,229)	—	(128,146,582)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	31,222,999	52,083,262	63,308,777	89,546,815	67,818,978	144,225,314
	Advisor Class	—	186,161	3,618,336	25,000	25,000	25,000
	Premier Class	5,592,207	6,500,658	7,150,251	15,687,422	8,562,356	21,532,165
	Retirement Class	19,858,912	21,605,747	11,894,022	31,365,132	11,724,900	34,478,290
	Retail Class	6,914,679	16,491,497	—	—	—	—
Reinvestments of distributions:	Institutional Class	1,957,366	10,772,035	—	43,378,623	—	78,885,324
	Advisor Class	1,805	13,176	—	—	—	—
	Premier Class	270,614	1,798,894	—	8,456,781	—	15,177,590
	Retirement Class	1,563,486	9,880,004	—	20,064,809	—	34,028,675
	Retail Class	981,333	6,041,473	—	—	—	—
Redemptions:	Institutional Class	(16,334,441)	(66,179,816)	(33,615,911)	(127,946,585)	(59,910,712)	(174,652,920)
	Advisor Class	—	(102,759)	(3,614,560)	(7,582)	—	—
	Premier Class	(13,830,531)	(14,931,233)	(41,885,753)	(53,528,726)	(69,686,927)	(86,767,875)
	Retirement Class	(18,159,768)	(38,557,867)	(35,948,672)	(74,088,838)	(51,411,153)	(130,204,824)
	Retail Class	(5,851,222)	(16,501,473)	—	—	—	—
Net increase (decrease) from shareholder transactions		14,187,439	(10,900,241)	(29,093,510)	(47,047,149)	(92,877,558)	(63,273,261)
Net increase (decrease) in net assets		42,996,567	(28,394,988)	46,522,689	(92,901,105)	30,447,398	(157,613,698)

NET ASSETS
Beginning of period		519,568,448	547,963,436	1,163,645,393	1,256,546,498	1,783,540,285	1,941,153,983
End of period		$562,565,015	$519,568,448	$1,210,168,082	$1,163,645,393	$1,813,987,683	$1,783,540,285

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,678,759	4,568,362	5,449,938	7,882,469	6,846,308	14,975,629
	Advisor Class	—	16,101	312,042	2,392	2,546	2,708
	Premier Class	480,644	573,135	619,298	1,386,508	874,796	2,215,288
	Retirement Class	1,709,087	1,889,877	866,473	2,340,448	953,582	2,859,267
	Retail Class	592,961	1,448,425	—	—	—	—
Shares reinvested:	Institutional Class	169,433	986,765	—	4,127,367	—	8,853,572
	Advisor Class	157	1,219	—	—	—	—
	Premier Class	23,433	165,065	—	806,175	—	1,711,115
	Retirement Class	135,573	908,210	—	1,606,470	—	3,054,639
	Retail Class	85,040	555,229	—	—	—	—
Shares redeemed:	Institutional Class	(1,398,174)	(5,807,236)	(2,897,017)	(11,334,338)	(6,080,823)	(18,059,857)
	Advisor Class	—	(9,532)	(311,197)	(659)	—	—
	Premier Class	(1,181,269)	(1,320,206)	(3,598,426)	(4,779,366)	(7,061,267)	(9,005,020)
	Retirement Class	(1,562,184)	(3,399,058)	(2,605,189)	(5,551,312)	(4,164,186)	(10,828,683)
	Retail Class	(502,822)	(1,477,173)	—	—	—	—
Net increase (decrease) from shareholder transactions		1,230,638	(900,817)	(2,164,078)	(3,513,846)	(8,629,044)	(4,221,342)

62	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$39,341,364	$84,104,379	$41,601,990	$92,451,984	$35,034,087	$85,225,719
Net realized gain (loss) from affiliated investments		(3,904,224)	111,597,267	(9,118,709)	153,210,791	(8,207,685)	185,299,869
Net change in unrealized appreciation (depreciation) from affiliated investments		240,982,999	(145,396,372)	339,154,228	(221,913,440)	378,956,921	(281,176,267)
Net increase (decrease) in net assets from operations		276,420,139	50,305,274	371,637,509	23,749,335	405,783,323	(10,650,679)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(166,958,620)	—	(202,260,214)	—	(210,935,845)
	Advisor Class	—	(15,487)	—	(9,907)	—	(9,566)
	Premier Class	—	(34,321,546)	—	(40,306,669)	—	(41,792,255)
	Retirement Class	—	(63,044,009)	—	(67,431,222)	—	(63,331,471)
Total distributions		—	(264,339,662)	—	(310,008,012)	—	(316,069,137)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	149,429,868	303,027,548	257,792,285	453,261,295	273,771,449	463,179,579
	Advisor Class	5,389	—	21,753	—	34,370	2,450
	Premier Class	28,866,898	36,140,574	38,129,463	53,236,156	37,863,713	66,165,397
	Retirement Class	23,490,781	71,637,681	43,003,696	92,521,437	41,616,779	93,402,890
Reinvestments of distributions:	Institutional Class	—	166,716,253	—	201,151,668	—	210,322,271
	Advisor Class	—	7,266	—	1,570	—	899
	Premier Class	—	34,320,532	—	40,306,668	—	41,792,255
	Retirement Class	—	63,041,396	—	67,430,291	—	63,330,664
Redemptions:	Institutional Class	(97,319,395)	(275,724,019)	(72,507,640)	(263,467,861)	(61,954,751)	(292,836,167)
	Advisor Class	—	(19,290)	(2,000)	—	—	(300)
	Premier Class	(168,900,979)	(143,845,671)	(226,002,432)	(141,055,667)	(226,937,004)	(143,813,397)
	Retirement Class	(91,300,867)	(198,398,966)	(77,128,020)	(185,316,248)	(68,212,337)	(164,258,202)
Net increase (decrease) from shareholder transactions		(155,728,305)	56,903,304	(36,692,895)	318,069,309	(3,817,781)	337,288,339
Net increase (decrease) in net assets		120,691,834	(157,131,084)	334,944,614	31,810,632	401,965,542	10,568,523

NET ASSETS
Beginning of period		3,681,419,276	3,838,550,360	4,406,317,995	4,374,507,363	4,361,691,425	4,351,122,902
End of period		$3,802,111,110	$3,681,419,276	$4,741,262,609	$4,406,317,995	$4,763,656,967	$4,361,691,425

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,615,993	30,482,074	24,708,156	44,551,854	26,192,491	45,341,554
	Advisor Class	529	—	2,084	—	3,267	239
	Premier Class	2,853,351	3,589,904	3,705,227	5,199,010	3,672,211	6,431,946
	Retirement Class	1,807,143	5,644,130	3,205,991	7,024,995	3,027,886	6,936,995
Shares reinvested:	Institutional Class	—	18,220,356	—	21,652,494	—	22,712,989
	Advisor Class	—	794	—	169	—	97
	Premier Class	—	3,759,095	—	4,357,478	—	4,532,782
	Retirement Class	—	5,378,959	—	5,605,178	—	5,169,850
Shares redeemed:	Institutional Class	(9,549,109)	(27,512,496)	(6,973,467)	(26,004,240)	(5,933,660)	(28,645,895)
	Advisor Class	—	(1,919)	(189)	—	—	(30)
	Premier Class	(16,529,534)	(14,441,960)	(21,688,493)	(13,904,205)	(21,724,060)	(14,087,222)
	Retirement Class	(7,002,147)	(15,600,750)	(5,732,777)	(14,143,315)	(4,944,255)	(12,236,709)
Net increase (decrease) from shareholder transactions		(13,803,774)	9,518,187	(2,773,468)	34,339,418	293,880	36,156,596

64	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	65

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$28,865,354	$79,718,821	$25,665,670	$86,093,500	$10,809,828	$42,985,973
Net realized gain (loss) from affiliated investments		(7,465,429)	209,090,157	(8,411,384)	300,125,057	382,104	148,412,506
Net change in unrealized appreciation (depreciation) from affiliated investments		424,129,408	(336,226,863)	547,685,601	(494,058,015)	332,297,589	(271,478,903)
Net increase (decrease) in net assets from operations		445,529,333	(47,417,885)	564,939,887	(107,839,458)	343,489,521	(80,080,424)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(220,695,695)	—	(291,784,706)	—	(87,943,574)
	Advisor Class	—	(9,233)	—	(12,121)	—	(5,785)
	Premier Class	—	(45,820,731)	—	(63,091,667)	—	(20,260,640)
	Retirement Class	—	(57,267,632)	—	(75,391,179)	—	(27,372,085)
Total distributions		—	(323,793,291)	—	(430,279,673)	—	(135,582,084)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	298,301,477	454,103,998	327,071,083	474,851,567	289,360,846	394,682,048
	Advisor Class	247,654	—	92,998	27,000	34,379	—
	Premier Class	46,630,601	58,715,615	44,812,560	65,470,433	40,169,940	64,447,499
	Retirement Class	37,288,540	89,299,429	36,509,488	90,015,655	32,028,594	77,997,480
Reinvestments of distributions:	Institutional Class	—	220,129,178	—	291,113,943	—	87,700,664
	Advisor Class	—	380	—	2,237	—	—
	Premier Class	—	45,820,731	—	63,091,666	—	20,260,640
	Retirement Class	—	57,257,728	—	75,375,861	—	27,370,315
Redemptions:	Institutional Class	(53,971,003)	(300,918,966)	(54,847,160)	(388,118,387)	(27,940,789)	(186,757,570)
	Advisor Class	—	—	(27,767)	—	—	—
	Premier Class	(250,853,562)	(128,234,451)	(309,621,891)	(151,441,013)	(219,969,392)	(68,106,450)
	Retirement Class	(57,460,201)	(134,321,075)	(64,821,504)	(168,025,052)	(31,611,108)	(69,782,963)
Net increase (decrease) from shareholder transactions		20,183,506	361,852,567	(20,832,193)	352,363,910	82,072,470	347,811,663
Net increase (decrease) in net assets		465,712,839	(9,358,609)	544,107,694	(185,755,221)	425,561,991	132,149,155

NET ASSETS
Beginning of period		4,386,724,689	4,396,083,298	5,201,419,283	5,387,174,504	2,949,854,005	2,817,704,850
End of period		$4,852,437,528	$4,386,724,689	$5,745,526,977	$5,201,419,283	$3,375,415,996	$2,949,854,005

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	28,098,914	43,843,406	30,880,443	45,667,715	22,699,847	32,046,722
	Advisor Class	23,358	—	8,807	2,381	2,698	—
	Premier Class	4,447,734	5,652,203	4,298,441	6,186,286	3,204,530	5,235,857
	Retirement Class	2,624,011	6,428,862	2,510,859	6,298,288	2,550,349	6,351,065
Shares reinvested:	Institutional Class	—	23,568,435	—	31,370,037	—	7,872,591
	Advisor Class	—	41	—	241	—	—
	Premier Class	—	4,921,668	—	6,813,355	—	1,826,929
	Retirement Class	—	4,540,660	—	5,861,265	—	2,472,477
Shares redeemed:	Institutional Class	(5,095,326)	(29,317,239)	(5,195,510)	(37,394,385)	(2,187,532)	(15,200,815)
	Advisor Class	—	—	(2,622)	—	—	—
	Premier Class	(23,612,528)	(12,437,585)	(29,221,238)	(14,659,796)	(17,256,593)	(5,537,970)
	Retirement Class	(4,019,295)	(9,651,023)	(4,430,795)	(11,781,673)	(2,496,449)	(5,707,722)
Net increase (decrease) from shareholder transactions		2,466,868	37,549,428	(1,151,615)	38,363,714	6,516,850	29,359,134

66	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	67

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$6,884,492	$27,759,161	$2,305,305	$8,838,135	$428,310	$1,616,164
Net realized gain (loss) from affiliated investments		(1,177,893)	99,972,664	(1,284,269)	31,648,131	(387,927)	3,838,481
Net change in unrealized appreciation (depreciation) from affiliated investments		229,257,194	(183,421,581)	83,878,276	(59,995,399)	16,360,323	(9,824,821)
Net increase (decrease) in net assets from operations		234,963,793	(55,689,756)	84,899,312	(19,509,133)	16,400,706	(4,370,176)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(55,935,412)	—	(14,874,386)	—	(3,009,247)
	Advisor Class	—	(5,734)	—	(5,170)	—	(5,239)
	Premier Class	—	(14,252,048)	—	(5,057,263)	—	(647,679)
	Retirement Class	—	(17,649,664)	—	(5,748,898)	—	(1,039,246)
Total distributions		—	(87,842,858)	—	(25,685,717)	—	(4,701,411)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	252,545,007	281,446,250	137,730,667	143,993,317	38,483,612	47,693,214
	Advisor Class	647	—	—	—	—	—
	Premier Class	33,687,440	58,001,186	19,246,775	38,099,148	7,086,575	10,968,834
	Retirement Class	27,094,986	58,557,305	18,089,991	37,483,361	6,553,600	14,893,147
Reinvestments of distributions:	Institutional Class	—	55,877,289	—	14,830,575	—	2,760,397
	Advisor Class	—	—	—	—	—	141
	Premier Class	—	14,252,047	—	5,056,690	—	529,069
	Retirement Class	—	17,649,664	—	5,748,339	—	923,671
Redemptions:	Institutional Class	(20,466,653)	(111,616,691)	(7,376,380)	(36,410,720)	(5,515,653)	(22,046,649)
	Advisor Class	—	—	—	—	—	(8,187)
	Premier Class	(181,294,643)	(48,113,144)	(86,379,819)	(16,579,808)	(14,652,912)	(4,625,761)
	Retirement Class	(23,293,971)	(43,179,418)	(7,970,700)	(14,655,792)	(2,023,066)	(11,137,753)
Net increase (decrease) from shareholder transactions		88,272,813	282,874,488	73,340,534	177,565,110	29,932,156	39,950,123
Net increase (decrease) in net assets		323,236,606	139,341,874	158,239,846	132,370,260	46,332,862	30,878,536

NET ASSETS
Beginning of period		1,987,104,131	1,847,762,257	695,679,155	563,308,895	127,189,570	96,311,034
End of period		$2,310,340,737	$1,987,104,131	$853,919,001	$695,679,155	$173,522,432	$127,189,570

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	19,682,846	22,742,419	9,415,350	10,213,577	3,227,514	4,120,435
	Advisor Class	50	—	—	—	—	—
	Premier Class	2,677,371	4,684,222	1,338,155	2,699,716	599,009	948,846
	Retirement Class	2,146,183	4,764,186	1,254,859	2,665,610	555,301	1,296,770
Shares reinvested:	Institutional Class	—	4,993,502	—	1,163,182	—	264,659
	Advisor Class	—	—	—	—	—	13
	Premier Class	—	1,278,211	—	397,852	—	50,774
	Retirement Class	—	1,587,200	—	451,913	—	88,729
Shares redeemed:	Institutional Class	(1,596,044)	(8,970,245)	(506,240)	(2,576,219)	(470,035)	(1,958,872)
	Advisor Class	—	—	—	—	—	(763)
	Premier Class	(14,134,818)	(3,873,487)	(5,892,756)	(1,182,011)	(1,220,416)	(415,118)
	Retirement Class	(1,825,220)	(3,519,352)	(551,940)	(1,046,682)	(172,646)	(976,944)
Net increase (decrease) from shareholder transactions		6,950,368	23,686,656	5,057,428	12,786,938	2,518,727	3,418,529

68	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	69

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	11/30/19	#	$11.29	$0.15		$ 0.57	$ 0.72	$(0.11)	$ —	$(0.11)	$11.90	6.43%[b]		$220,620		0.47%[c,g]		0.34%[c,g]		2.52%[c]		12%[b]
	5/31/19		11.68	0.29		(0.04)	0.25	(0.32)	(0.32)	(0.64)	11.29	2.48		192,832		0.38	[f]	0.22	[f]	2.52		25
	5/31/18		11.40	0.26		0.43	0.69	(0.31)	(0.10)	(0.41)	11.68	6.02		202,413		0.15	[e]	0.00	[e]	2.24		18
	5/31/17		10.87	0.24		0.72	0.96	(0.27)	(0.16)	(0.43)	11.40	9.09		179,048		0.16	[e]	0.00	[e]	2.14		21
	5/31/16		11.38	0.22		(0.27)	(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)		131,032		0.15	[e]	0.00	[e]	2.02		18
	5/31/15		11.28	0.21		0.32	0.53	(0.30)	(0.13)	(0.43)	11.38	4.83		132,539		0.15	[e]	0.00	[e]	1.84		19
Advisor Class:	11/30/19	#	11.29	0.14		0.59	0.73	(0.11)	—	(0.11)	11.91	6.47	[b]	314		0.56	[c,g]	0.43	[c,g]	2.43	[c]	12	[b]
	5/31/19		11.68	0.30		(0.05)	0.25	(0.32)	(0.32)	(0.64)	11.29	2.43		296		0.47	[f]	0.31	[f]	2.68		25
	5/31/18		11.41	0.25		0.43	0.68	(0.31)	(0.10)	(0.41)	11.68	5.91		216		0.18	[e]	0.03	[e]	2.14		18
	5/31/17		10.88	0.24		0.72	0.96	(0.27)	(0.16)	(0.43)	11.41	9.07		107		0.17	[e]	0.02	[e]	2.14		21
	5/31/16	‡	11.10	0.08		0.08	0.16	(0.18)	(0.20)	(0.38)	10.88	1.57	[b]	102		0.18	[c,e]	0.03	[c,e]	1.62	[c]	18
Premier Class:	11/30/19	#	11.28	0.14		0.58	0.72	(0.10)	—	(0.10)	11.90	6.44	[b]	22,470		0.62	[c,g]	0.49	[c,g]	2.38	[c]	12	[b]
	5/31/19		11.67	0.27		(0.03)	0.24	(0.31)	(0.32)	(0.63)	11.28	2.33		28,947		0.53	[f]	0.37	[f]	2.40		25
	5/31/18		11.40	0.25		0.42	0.67	(0.30)	(0.10)	(0.40)	11.67	5.77		36,733		0.30	[e]	0.15	[e]	2.11		18
	5/31/17		10.87	0.22		0.73	0.95	(0.26)	(0.16)	(0.42)	11.40	8.93		37,047		0.31	[e]	0.15	[e]	2.01		21
	5/31/16		11.37	0.20		(0.26)	(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)		30,459		0.30	[e]	0.15	[e]	1.87		18
	5/31/15		11.27	0.19		0.32	0.51	(0.28)	(0.13)	(0.41)	11.37	4.68		27,088		0.30	[e]	0.15	[e]	1.72		19
Retirement Class:	11/30/19	#	11.26	0.13		0.58	0.71	(0.10)	—	(0.10)	11.87	6.31	[b]	192,780		0.72	[c,g]	0.59	[c,g]	2.25	[c]	12	[b]
	5/31/19		11.65	0.26		(0.04)	0.22	(0.29)	(0.32)	(0.61)	11.26	2.23		179,625		0.63	[f]	0.48	[f]	2.27		25
	5/31/18		11.38	0.23		0.43	0.66	(0.29)	(0.10)	(0.39)	11.65	5.68		192,819		0.40	[e]	0.25	[e]	2.00		18
	5/31/17		10.85	0.21		0.72	0.93	(0.24)	(0.16)	(0.40)	11.38	8.84		174,950		0.41	[e]	0.25	[e]	1.89		21
	5/31/16		11.35	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)		143,639		0.45	[e]	0.25	[e]	1.77		18
	5/31/15		11.25	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.35	4.59		130,926		0.45	[e]	0.25	[e]	1.59		19
Retail Class:	11/30/19	#	11.27	0.13		0.59	0.72	(0.10)	—	(0.10)	11.89	6.40	[b]	126,381		0.74	[c,g]	0.59	[c,g]	2.26	[c]	12	[b]
	5/31/19		11.66	0.26		(0.04)	0.22	(0.29)	(0.32)	(0.61)	11.27	2.14		117,869		0.66	[f]	0.48	[f]	2.28		25
	5/31/18		11.39	0.23		0.43	0.66	(0.29)	(0.10)	(0.39)	11.66	5.76		115,783		0.43	[e]	0.25	[e]	2.00		18
	5/31/17		10.86	0.21		0.72	0.93	(0.24)	(0.16)	(0.40)	11.39	8.82		104,158		0.44	[e]	0.25	[e]	1.90		21
	5/31/16		11.36	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)		91,818		0.43	[e]	0.25	[e]	1.77		18
	5/31/15		11.26	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.36	4.59		81,140		0.43	[e]	0.25	[e]	1.61		19

70	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2010 FUND
Institutional Class:	11/30/19	#	$11.14	$0.14		$ 0.60	$ 0.74	$ —	$ —	$ —	$11.88	6.64%[b]		$750,606		0.46%[c,g]		0.34%[c,g]		2.49%[c]		11%[b]
	5/31/19		11.65	0.28		(0.06)	0.22	(0.35)	(0.38)	(0.73)	11.14	2.26		675,843		0.35	[f]	0.23	[f]	2.50		22
	5/31/18		11.48	0.26		0.47	0.73	(0.33)	(0.23)	(0.56)	11.65	6.45		698,687		0.12	[e]	0.00	[e]	2.23		21
	5/31/17		10.93	0.24		0.77	1.01	(0.28)	(0.18)	(0.46)	11.48	9.59		639,496		0.12	[e]	0.00	[e]	2.11		26
	5/31/16		11.58	0.22		(0.30)	(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)		536,150		0.12	[e]	0.00	[e]	2.02		19
	5/31/15		11.60	0.21		0.38	0.59	(0.34)	(0.27)	(0.61)	11.58	5.25		527,313		0.12	[e]	0.00	[e]	1.85		20
Advisor Class:	11/30/19	#	11.15	0.08		0.67	0.75	—	—	—	11.90	6.73	[b]	150		0.57	[c,g]	0.37	[c,g]	1.40	[c]	11	[b]
	5/31/19		11.66	0.27		(0.06)	0.21	(0.34)	(0.38)	(0.72)	11.15	2.33		131		0.39	[f]	0.27	[f]	2.39		22
	5/31/18		11.48	0.26		0.48	0.74	(0.33)	(0.23)	(0.56)	11.66	6.44		117		0.13	[e]	0.01	[e]	2.24		21
	5/31/17		10.93	0.24		0.77	1.01	(0.28)	(0.18)	(0.46)	11.48	9.57		108		0.14	[e]	0.02	[e]	2.13		26
	5/31/16	‡	11.37	0.08		0.05	0.13	(0.27)	(0.30)	(0.57)	10.93	1.39	[b]	103		0.15	[c,e]	0.03	[c,e]	1.59	[c]	19
Premier Class:	11/30/19	#	11.11	0.14		0.59	0.73	—	—	—	11.84	6.57	[b]	84,728		0.61	[c,g]	0.49	[c,g]	2.36	[c]	11	[b]
	5/31/19		11.62	0.27		(0.07)	0.20	(0.33)	(0.38)	(0.71)	11.11	2.10		112,673		0.50	[f]	0.37	[f]	2.39		22
	5/31/18		11.45	0.24		0.47	0.71	(0.31)	(0.23)	(0.54)	11.62	6.31		147,851		0.27	[e]	0.15	[e]	2.09		21
	5/31/17		10.90	0.22		0.78	1.00	(0.27)	(0.18)	(0.45)	11.45	9.45		150,928		0.27	[e]	0.15	[e]	2.00		26
	5/31/16		11.55	0.20		(0.29)	(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)		141,824		0.27	[e]	0.15	[e]	1.87		19
	5/31/15		11.57	0.20		0.37	0.57	(0.32)	(0.27)	(0.59)	11.55	5.10		123,047		0.27	[e]	0.15	[e]	1.69		20
Retirement Class:	11/30/19	#	13.22	0.15		0.71	0.86	—	—	—	14.08	6.51	[b]	374,684		0.71	[c,g]	0.59	[c,g]	2.24	[c]	11	[b]
	5/31/19		13.68	0.30		(0.07)	0.23	(0.31)	(0.38)	(0.69)	13.22	2.01		374,999		0.60	[f]	0.48	[f]	2.26		22
	5/31/18		13.39	0.27		0.55	0.82	(0.30)	(0.23)	(0.53)	13.68	6.16		409,891		0.37	[e]	0.25	[e]	1.97		21
	5/31/17		12.66	0.25		0.91	1.16	(0.25)	(0.18)	(0.43)	13.39	9.42		434,448		0.37	[e]	0.25	[e]	1.90		26
	5/31/16		13.33	0.22		(0.35)	(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)		422,969		0.42	[e]	0.25	[e]	1.76		19
	5/31/15		13.25	0.21		0.45	0.66	(0.31)	(0.27)	(0.58)	13.33	5.09		463,646		0.42	[e]	0.25	[e]	1.60		20

72	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2015 FUND
Institutional Class:	11/30/19	#	$ 9.45	$0.11		$ 0.56	$ 0.67	$ —	$ —	$ —	$10.12	7.09%[b]		$1,144,111		0.46%[c,g]		0.35%[c,g]		2.33%[c]		10%[b]
	5/31/19		10.05	0.24		(0.10)	0.14	(0.30)	(0.44)	(0.74)	9.45	1.89		1,061,156		0.35	[f]	0.23	[f]	2.43		21
	5/31/18		9.97	0.22		0.48	0.70	(0.29)	(0.33)	(0.62)	10.05	7.09		1,070,488		0.12	[e]	0.00	[e]	2.18		19
	5/31/17		9.61	0.20		0.77	0.97	(0.26)	(0.35)	(0.61)	9.97	10.51		988,229		0.12	[e]	0.00	[e]	2.10		25
	5/31/16		10.56	0.20		(0.32)	(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)		856,233		0.12	[e]	0.00	[e]	2.01		18
	5/31/15		10.80	0.20		0.39	0.59	(0.32)	(0.51)	(0.83)	10.56	5.78		861,906		0.12	[e]	0.00	[e]	1.85		16
Advisor Class:	11/30/19	#	9.45	0.11		0.56	0.67	—	—	—	10.12	7.09	[b]	161		0.53	[c,g]	0.39	[c,g]	2.33	[c]	10	[b]
	5/31/19		10.05	0.23		(0.09)	0.14	(0.30)	(0.44)	(0.74)	9.45	1.88		126		0.38	[f]	0.26	[f]	2.38		21
	5/31/18		9.96	0.22		0.49	0.71	(0.29)	(0.33)	(0.62)	10.05	7.16		107		0.13	[e]	0.02	[e]	2.19		19
	5/31/17		9.61	0.20		0.75	0.95	(0.25)	(0.35)	(0.60)	9.96	10.38		106		0.15	[e]	0.03	[e]	2.10		25
	5/31/16	‡	10.35	0.07		0.02	0.09	(0.25)	(0.58)	(0.83)	9.61	1.21	[b]	102		0.14	[c,e]	0.02	[c,e]	1.54	[c]	18
Premier Class:	11/30/19	#	9.41	0.11		0.55	0.66	—	—	—	10.07	7.01	[b]	123,123		0.61	[c,g]	0.50	[c,g]	2.21	[c]	10	[b]
	5/31/19		10.01	0.22		(0.09)	0.13	(0.29)	(0.44)	(0.73)	9.41	1.83		173,266		0.49	[f]	0.37	[f]	2.31		21
	5/31/18		9.92	0.21		0.49	0.70	(0.28)	(0.33)	(0.61)	10.01	6.96		235,104		0.27	[e]	0.15	[e]	2.04		19
	5/31/17		9.57	0.19		0.75	0.94	(0.24)	(0.35)	(0.59)	9.92	10.28		256,577		0.27	[e]	0.15	[e]	1.97		25
	5/31/16		10.52	0.18		(0.31)	(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)		227,814		0.27	[e]	0.15	[e]	1.87		18
	5/31/15		10.77	0.18		0.39	0.57	(0.31)	(0.51)	(0.82)	10.52	5.53		215,362		0.27	[e]	0.15	[e]	1.69		16
Retirement Class:	11/30/19	#	11.82	0.13		0.69	0.82	—	—	—	12.64	6.94	[b]	546,593		0.71	[c,g]	0.60	[c,g]	2.08	[c]	10	[b]
	5/31/19		12.37	0.26		(0.10)	0.16	(0.27)	(0.44)	(0.71)	11.82	1.74		548,992		0.60	[f]	0.48	[f]	2.19		21
	5/31/18		12.12	0.24		0.60	0.84	(0.26)	(0.33)	(0.59)	12.37	6.87		635,454		0.37	[e]	0.25	[e]	1.93		19
	5/31/17		11.56	0.22		0.92	1.14	(0.23)	(0.35)	(0.58)	12.12	10.18		683,089		0.37	[e]	0.25	[e]	1.86		25
	5/31/16		12.53	0.21		(0.38)	(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)		665,990		0.42	[e]	0.25	[e]	1.76		18
	5/31/15		12.66	0.20		0.47	0.67	(0.29)	(0.51)	(0.80)	12.53	5.52		727,918		0.42	[e]	0.25	[e]	1.60		16

74	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2020 FUND
Institutional Class:	11/30/19	#	$ 9.73	$0.11		$ 0.63	$ 0.74	$ —	$ —	$ —	$10.47	7.61%[b]		$2,472,881		0.47%[c,g]		0.36%[c,g]		2.16%[c]		11%[b]
	5/31/19		10.43	0.23		(0.13)	0.10	(0.31)	(0.49)	(0.80)	9.73	1.45		2,247,877		0.36	[f]	0.24	[f]	2.33		23
	5/31/18		10.22	0.22		0.61	0.83	(0.30)	(0.32)	(0.62)	10.43	8.07		2,188,054		0.11	[e]	0.00	[e]	2.11		17
	5/31/17		9.77	0.20		0.88	1.08	(0.25)	(0.38)	(0.63)	10.22	11.57		1,894,346		0.11	[e]	0.00	[e]	2.04		21
	5/31/16		10.72	0.20		(0.36)	(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)		1,521,819		0.12	[e]	0.00	[e]	1.98		14
	5/31/15		10.86	0.19		0.47	0.66	(0.33)	(0.47)	(0.80)	10.72	6.34		1,403,172		0.12	[e]	0.00	[e]	1.80		13
Advisor Class:	11/30/19	#	9.73	0.11		0.63	0.74	—	—	—	10.47	7.61	[b]	221		0.50	[c,g]	0.39	[c,g]	2.13	[c]	11	[b]
	5/31/19		10.42	0.23		(0.13)	0.10	(0.30)	(0.49)	(0.79)	9.73	1.39		200		0.35	[f]	0.24	[f]	2.32		23
	5/31/18		10.21	0.19		0.64	0.83	(0.30)	(0.32)	(0.62)	10.42	8.17		226		0.17	[e]	0.06	[e]	1.85		17
	5/31/17		9.76	0.21		0.87	1.08	(0.25)	(0.38)	(0.63)	10.21	11.56		107		0.13	[e]	0.02	[e]	2.06		21
	5/31/16	‡	10.48	0.07		(0.01)	0.06	(0.24)	(0.54)	(0.78)	9.76	0.88	[b]	102		0.14	[c,e]	0.03	[c,e]	1.43	[c]	14
Premier Class:	11/30/19	#	9.70	0.10		0.63	0.73	—	—	—	10.43	7.53	[b]	288,948		0.62	[c,g]	0.51	[c,g]	2.04	[c]	11	[b]
	5/31/19		10.40	0.22		(0.14)	0.08	(0.29)	(0.49)	(0.78)	9.70	1.27		401,306		0.50	[f]	0.38	[f]	2.21		23
	5/31/18		10.19	0.21		0.61	0.82	(0.29)	(0.32)	(0.61)	10.40	7.94		503,806		0.26	[e]	0.15	[e]	1.97		17
	5/31/17		9.74	0.19		0.87	1.06	(0.23)	(0.38)	(0.61)	10.19	11.44		513,388		0.26	[e]	0.15	[e]	1.90		21
	5/31/16		10.69	0.18		(0.36)	(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)		438,819		0.27	[e]	0.15	[e]	1.83		14
	5/31/15		10.84	0.18		0.45	0.63	(0.31)	(0.47)	(0.78)	10.69	6.10		377,734		0.27	[e]	0.15	[e]	1.67		13
Retirement Class:	11/30/19	#	12.45	0.12		0.81	0.93	—	—	—	13.38	7.47	[b]	1,040,062		0.72	[c,g]	0.61	[c,g]	1.90	[c]	11	[b]
	5/31/19		13.10	0.27		(0.16)	0.11	(0.27)	(0.49)	(0.76)	12.45	1.18		1,032,037		0.60	[f]	0.49	[f]	2.09		23
	5/31/18		12.69	0.24		0.76	1.00	(0.27)	(0.32)	(0.59)	13.10	7.89		1,146,465		0.36	[e]	0.25	[e]	1.86		17
	5/31/17		11.98	0.22		1.09	1.31	(0.22)	(0.38)	(0.60)	12.69	11.33		1,151,160		0.36	[e]	0.25	[e]	1.80		21
	5/31/16		12.96	0.21		(0.44)	(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)		1,033,003		0.42	[e]	0.25	[e]	1.73		14
	5/31/15		12.97	0.20		0.56	0.76	(0.30)	(0.47)	(0.77)	12.96	6.04		1,054,395		0.42	[e]	0.25	[e]	1.56		13

76	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2025 FUND
Institutional Class:	11/30/19	#	$ 9.89	$0.10		$ 0.73	$ 0.83	$ —	$ —	$ —	$10.72	8.39%[b]		$3,213,132		0.48%[c,g]		0.37%[c,g]		1.87%[c]		12%[b]
	5/31/19		10.68	0.22		(0.21)	0.01	(0.30)	(0.50)	(0.80)	9.89	0.58		2,786,751		0.37	[f]	0.25	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.46		2,580,691		0.11	[e]	0.00	[e]	2.00		16
	5/31/17		9.76	0.20		1.01	1.21	(0.24)	(0.40)	(0.64)	10.33	12.89		2,135,802		0.11	[e]	0.00	[e]	1.97		20
	5/31/16		10.81	0.19		(0.43)	(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)		1,633,946		0.12	[e]	0.00	[e]	1.96		11
	5/31/15		10.90	0.19		0.53	0.72	(0.34)	(0.47)	(0.81)	10.81	6.93		1,468,702		0.12	[e]	0.00	[e]	1.79		12
Advisor Class:	11/30/19	#	9.88	0.09		0.75	0.84	—	—	—	10.72	8.50	[b]	156		0.53	[c,g]	0.42	[c,g]	1.80	[c]	12	[b]
	5/31/19		10.68	0.22		(0.22)	0.00	(0.30)	(0.50)	(0.80)	9.88	0.53		125		0.40	[f]	0.28	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.30		133		0.17	[e]	0.05	[e]	1.96		16
	5/31/17		9.76	0.20		1.00	1.20	(0.23)	(0.40)	(0.63)	10.33	12.86		125		0.15	[e]	0.04	[e]	1.97		20
	5/31/16	‡	10.54	0.06		(0.03)	0.03	(0.24)	(0.57)	(0.81)	9.76	0.54	[b]	102		0.14	[c,e]	0.02	[c,e]	1.31	[c]	11
Premier Class:	11/30/19	#	9.84	0.09		0.73	0.82	—	—	—	10.66	8.33	[b]	337,461		0.63	[c,g]	0.52	[c,g]	1.76	[c]	12	[b]
	5/31/19		10.63	0.21		(0.22)	(0.01)	(0.28)	(0.50)	(0.78)	9.84	0.51		488,247		0.51	[f]	0.39	[f]	2.06		20
	5/31/18		10.28	0.20		0.75	0.95	(0.29)	(0.31)	(0.60)	10.63	9.24		573,643		0.26	[e]	0.15	[e]	1.86		16
	5/31/17		9.72	0.18		1.00	1.18	(0.22)	(0.40)	(0.62)	10.28	12.67		573,869		0.26	[e]	0.15	[e]	1.84		20
	5/31/16		10.76	0.18		(0.42)	(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)		469,798		0.27	[e]	0.15	[e]	1.82		11
	5/31/15		10.86	0.18		0.51	0.69	(0.32)	(0.47)	(0.79)	10.76	6.69		382,956		0.27	[e]	0.15	[e]	1.63		12
Retirement Class:	11/30/19	#	12.79	0.11		0.96	1.07	—	—	—	13.86	8.37	[b]	1,190,515		0.73	[c,g]	0.62	[c,g]	1.62	[c]	12	[b]
	5/31/19		13.57	0.26		(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	12.79	0.33		1,131,196		0.61	[f]	0.50	[f]	1.95		20
	5/31/18		12.97	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	13.57	9.12		1,220,041		0.36	[e]	0.25	[e]	1.75		16
	5/31/17		12.10	0.22		1.26	1.48	(0.21)	(0.40)	(0.61)	12.97	12.60		1,164,361		0.36	[e]	0.25	[e]	1.74		20
	5/31/16		13.19	0.21		(0.52)	(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)		1,000,951		0.42	[e]	0.25	[e]	1.71		11
	5/31/15		13.13	0.20		0.63	0.83	(0.30)	(0.47)	(0.77)	13.19	6.62		1,029,164		0.42	[e]	0.25	[e]	1.54		12

78	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2030 FUND
Institutional Class:	11/30/19	#	$ 9.87	$0.08		$ 0.84	$ 0.92	$ —	$ —	$ —	$10.79	9.32%[b]	$3,272,287		0.49%[c,g]		0.38%[c,g]		1.59%[c]		12%[b]
	5/31/19		10.78	0.21		(0.29)	(0.08)	(0.30)	(0.53)	(0.83)	9.87	(0.25)	2,793,594		0.38	[f]	0.26	[f]	2.03		20
	5/31/18		10.33	0.20		0.90	1.10	(0.31)	(0.34)	(0.65)	10.78	10.76	2,626,467		0.11	[e]	0.00	[e]	1.89		12
	5/31/17		9.68	0.19		1.12	1.31	(0.23)	(0.43)	(0.66)	10.33	14.06	2,139,891		0.11	[e]	0.00	[e]	1.90		20
	5/31/16		10.81	0.19		(0.49)	(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)	1,645,188		0.12	[e]	0.00	[e]	1.93		12
	5/31/15		10.86	0.19		0.58	0.77	(0.34)	(0.48)	(0.82)	10.81	7.48	1,495,152		0.12	[e]	0.00	[e]	1.77		11
Advisor Class:	11/30/19	#	9.87	0.08		0.84	0.92	—	—	—	10.79	9.32 [b]	163		0.54	[c,g]	0.43	[c,g]	1.53	[c]	12	[b]
	5/31/19		10.78	0.21		(0.30)	(0.09)	(0.29)	(0.53)	(0.82)	9.87	(0.32)	117		0.43	[f]	0.32	[f]	2.01		20
	5/31/18		10.34	0.20		0.89	1.09	(0.31)	(0.34)	(0.65)	10.78	10.63	124		0.15	[e]	0.04	[e]	1.88		12
	5/31/17		9.68	0.19		1.12	1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109		0.13	[e]	0.02	[e]	1.92		20
	5/31/16	‡	10.52	0.05		(0.06)	(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15 [b]	102		0.14	[c,e]	0.03	[c,e]	1.19	[c]	12
Premier Class:	11/30/19	#	9.82	0.08		0.82	0.90	—	—	—	10.72	9.16 [b]	358,291		0.64	[c,g]	0.53	[c,g]	1.47	[c]	12	[b]
	5/31/19		10.73	0.20		(0.30)	(0.10)	(0.28)	(0.53)	(0.81)	9.82	(0.33)	505,271		0.52	[f]	0.40	[f]	1.90		20
	5/31/18		10.28	0.19		0.89	1.08	(0.29)	(0.34)	(0.63)	10.73	10.56	585,462		0.26	[e]	0.15	[e]	1.76		12
	5/31/17		9.64	0.17		1.11	1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680		0.26	[e]	0.15	[e]	1.76		20
	5/31/16		10.77	0.18		(0.50)	(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)	458,645		0.27	[e]	0.15	[e]	1.80		12
	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)	(0.81)	10.77	7.35	384,809		0.27	[e]	0.15	[e]	1.62		11
Retirement Class:	11/30/19	#	13.04	0.09		1.11	1.20	—	—	—	14.24	9.20 [b]	1,132,916		0.74	[c,g]	0.63	[c,g]	1.34	[c]	12	[b]
	5/31/19		13.96	0.24		(0.37)	(0.13)	(0.26)	(0.53)	(0.79)	13.04	(0.54)	1,062,709		0.62	[f]	0.50	[f]	1.79		20
	5/31/18		13.21	0.23		1.14	1.37	(0.28)	(0.34)	(0.62)	13.96	10.43	1,139,069		0.36	[e]	0.25	[e]	1.64		12
	5/31/17		12.20	0.21		1.43	1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614		0.36	[e]	0.25	[e]	1.66		20
	5/31/16		13.39	0.21		(0.60)	(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)	885,365		0.42	[e]	0.25	[e]	1.69		12
	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)	(0.79)	13.39	7.22	920,141		0.42	[e]	0.25	[e]	1.52		11

80	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	81

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2035 FUND
Institutional Class:	11/30/19	#	$ 9.97	$0.07		$ 0.94	$ 1.01	$ —	$ —	$ —	$10.98	10.13%[b]	$3,397,581		0.51%[c,g]		0.40%[c,g]		1.30%[c]		10%[b]
	5/31/19		10.99	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.97	(1.08)	2,855,455		0.38	[f]	0.27	[f]	1.87		17
	5/31/18		10.44	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.99	11.98	2,729,789		0.11	[e]	0.00	[e]	1.76		13
	5/31/17		9.68	0.18		1.24	1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549		0.11	[e]	0.00	[e]	1.79		21
	5/31/16		10.92	0.18		(0.55)	(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)	1,721,118		0.12	[e]	0.00	[e]	1.82		11
	5/31/15		10.97	0.18		0.63	0.81	(0.34)	(0.52)	(0.86)	10.92	7.83	1,562,158		0.12	[e]	0.00	[e]	1.67		11
Advisor Class:	11/30/19	#	9.96	0.08		0.93	1.01	—	—	—	10.97	10.14 [b]	377		0.58	[c,g]	0.47	[c,g]	1.47	[c]	10	[b]
	5/31/19		10.98	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.96	(1.11)	110		0.40	[f]	0.29	[f]	1.89		17
	5/31/18		10.43	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.98	11.96	121		0.15	[e]	0.04	[e]	1.74		13
	5/31/17		9.68	0.18		1.23	1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114		0.13	[e]	0.02	[e]	1.82		21
	5/31/16	‡	10.60	0.04		(0.09)	(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]	102		0.14	[c,e]	0.03	[c,e]	0.99	[c]	11
Premier Class:	11/30/19	#	9.93	0.06		0.94	1.00	—	—	—	10.93	10.07 [b]	396,355		0.66	[c,g]	0.55	[c,g]	1.17	[c]	10	[b]
	5/31/19		10.95	0.18		(0.38)	(0.20)	(0.27)	(0.55)	(0.82)	9.93	(1.25)	550,501		0.52	[f]	0.41	[f]	1.75		17
	5/31/18		10.41	0.18		1.03	1.21	(0.30)	(0.37)	(0.67)	10.95	11.76	627,471		0.26	[e]	0.15	[e]	1.63		13
	5/31/17		9.65	0.16		1.25	1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434		0.26	[e]	0.15	[e]	1.65		21
	5/31/16		10.90	0.17		(0.56)	(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)	467,084		0.27	[e]	0.15	[e]	1.68		11
	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)	(0.85)	10.90	7.78	384,423		0.27	[e]	0.15	[e]	1.52		11
Retirement Class:	11/30/19	#	13.44	0.07		1.28	1.35	—	—	—	14.79	10.04 [b]	1,058,124		0.76	[c,g]	0.65	[c,g]	1.05	[c]	10	[b]
	5/31/19		14.50	0.23		(0.49)	(0.26)	(0.25)	(0.55)	(0.80)	13.44	(1.37)	980,659		0.63	[f]	0.51	[f]	1.63		17
	5/31/18		13.58	0.22		1.35	1.57	(0.28)	(0.37)	(0.65)	14.50	11.67	1,038,703		0.36	[e]	0.25	[e]	1.51		13
	5/31/17		12.40	0.20		1.61	1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096		0.36	[e]	0.25	[e]	1.55		21
	5/31/16		13.73	0.20		(0.69)	(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)	808,408		0.42	[e]	0.25	[e]	1.58		11
	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)	(0.83)	13.73	7.60	871,827		0.42	[e]	0.25	[e]	1.43		11

82	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	83

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2040 FUND
Institutional Class:	11/30/19	#	$ 9.91	$0.05		$ 1.03	$ 1.08	$ —	$ —	$ —	$10.99	10.90%[b]	$3,992,916		0.52%[c,g]		0.40%[c,g]		1.00%[c]		10%[b]
	5/31/19		11.15	0.18		(0.47)	(0.29)	(0.29)	(0.66)	(0.95)	9.91	(2.09)	3,346,627		0.39	[f]	0.27	[f]	1.68		18
	5/31/18		10.51	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.15	13.28	3,322,450		0.11	[e]	0.00	[e]	1.60		14
	5/31/17		9.67	0.17		1.37	1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289		0.11	[e]	0.00	[e]	1.67		25
	5/31/16		11.05	0.17		(0.62)	(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059		0.11	[e]	0.00	[e]	1.70		11
	5/31/15		11.07	0.17		0.70	0.87	(0.35)	(0.54)	(0.89)	11.05	8.35	2,002,921		0.12	[e]	0.00	[e]	1.60		11
Advisor Class:	11/30/19	#	9.90	0.05		1.03	1.08	—	—	—	10.98	10.91 [b]	212		0.57	[c,g]	0.46	[c,g]	0.90	[c]	10	[b]
	5/31/19		11.14	0.18		(0.48)	(0.30)	(0.28)	(0.66)	(0.94)	9.90	(2.13)	130		0.41	[f]	0.30	[f]	1.70		18
	5/31/18		10.50	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.14	13.27	117		0.14	[e]	0.03	[e]	1.62		14
	5/31/17		9.67	0.17		1.36	1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13	[e]	0.02	[e]	1.70		25
	5/31/16	‡	10.69	0.04		(0.13)	(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102		0.14	[c,e]	0.03	[c,e]	0.78	[c]	11
Premier Class:	11/30/19	#	9.87	0.05		1.02	1.07	—	—	—	10.94	10.84 [b]	478,997		0.66	[c,g]	0.55	[c,g]	0.87	[c]	10	[b]
	5/31/19		11.11	0.16		(0.47)	(0.31)	(0.27)	(0.66)	(0.93)	9.87	(2.28)	678,439		0.53	[f]	0.41	[f]	1.56		18
	5/31/18		10.47	0.16		1.20	1.36	(0.30)	(0.42)	(0.72)	11.11	13.17	781,576		0.26	[e]	0.15	[e]	1.48		14
	5/31/17		9.65	0.15		1.36	1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26	[e]	0.15	[e]	1.52		25
	5/31/16		11.02	0.15		(0.60)	(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044		0.26	[e]	0.15	[e]	1.56		11
	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930		0.27	[e]	0.15	[e]	1.47		11
Retirement Class:	11/30/19	#	13.71	0.05		1.43	1.48	—	—	—	15.19	10.80 [b]	1,273,401		0.76	[c,g]	0.65	[c,g]	0.75	[c]	10	[b]
	5/31/19		15.03	0.21		(0.62)	(0.41)	(0.25)	(0.66)	(0.91)	13.71	(2.37)	1,176,223		0.63	[f]	0.52	[f]	1.44		18
	5/31/18		13.93	0.20		1.60	1.80	(0.28)	(0.42)	(0.70)	15.03	13.05	1,283,032		0.36	[e]	0.25	[e]	1.36		14
	5/31/17		12.61	0.19		1.80	1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36	[e]	0.25	[e]	1.43		25
	5/31/16		14.10	0.19		(0.78)	(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745		0.41	[e]	0.25	[e]	1.47		11
	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406		0.42	[e]	0.25	[e]	1.36		11

84	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	85

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2045 FUND
Institutional Class:	11/30/19	#	$11.89	$0.05		$ 1.32	$ 1.37	$ —	$ —	$ —	$13.26	11.52%[b]	$2,407,387		0.53%[c,g]		0.41%[c,g]		0.74%[c]		9%[b]
	5/31/19		12.88	0.19		(0.59)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	1,915,136		0.40	[f]	0.28	[f]	1.55		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.96	1,756,138		0.11	[e]	0.00	[e]	1.52		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12	[e]	0.00	[e]	1.61		23
	5/31/16		11.44	0.18		(0.63)	(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057		0.12	[e]	0.00	[e]	1.68		8
	5/31/15		11.11	0.18		0.71	0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747		0.13	[e]	0.00	[e]	1.59		8
Advisor Class:	11/30/19	#	11.89	0.05		1.32	1.37	—	—	—	13.26	11.52 [b]	166		0.56	[c,g]	0.45	[c,g]	0.72	[c]	9	[b]
	5/31/19		12.88	0.20		(0.60)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	117		0.39	[f]	0.28	[f]	1.57		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.94	126		0.12	[e]	0.01	[e]	1.53		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13	[e]	0.01	[e]	1.64		23
	5/31/16	‡	11.08	0.04		(0.13)	(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102		0.15	[c,e]	0.03	[c,e]	0.73	[c]	8
Premier Class:	11/30/19	#	11.83	0.04		1.31	1.35	—	—	—	13.18	11.41 [b]	299,416		0.68	[c,g]	0.56	[c,g]	0.62	[c]	9	[b]
	5/31/19		12.82	0.17		(0.59)	(0.42)	(0.28)	(0.29)	(0.57)	11.83	(2.96)	435,004		0.54	[f]	0.42	[f]	1.41		13
	5/31/18		11.68	0.17		1.43	1.60	(0.35)	(0.11)	(0.46)	12.82	13.78	451,707		0.26	[e]	0.15	[e]	1.39		11
	5/31/17		10.38	0.16		1.55	1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27	[e]	0.15	[e]	1.47		23
	5/31/16		11.40	0.16		(0.62)	(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898		0.27	[e]	0.15	[e]	1.55		8
	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328		0.28	[e]	0.15	[e]	1.47		8
Retirement Class:	11/30/19	#	11.80	0.03		1.31	1.34	—	—	—	13.14	11.36 [b]	668,447		0.78	[c,g]	0.66	[c,g]	0.49	[c]	9	[b]
	5/31/19		12.78	0.16		(0.58)	(0.42)	(0.27)	(0.29)	(0.56)	11.80	(3.00)	599,598		0.64	[f]	0.52	[f]	1.30		13
	5/31/18		11.65	0.16		1.42	1.58	(0.34)	(0.11)	(0.45)	12.78	13.62	609,733		0.36	[e]	0.25	[e]	1.27		11
	5/31/17		10.35	0.15		1.55	1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37	[e]	0.25	[e]	1.38		23
	5/31/16		11.37	0.15		(0.63)	(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825		0.42	[e]	0.25	[e]	1.45		8
	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217		0.43	[e]	0.25	[e]	1.37		8

86	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	87

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2050 FUND
Institutional Class:	11/30/19	#	$11.94	$0.04		$ 1.35		$ 1.39	$ —	$ —	$ —	$13.33	11.64%[b]	$1,655,991		0.53%[c,g]		0.41%[c,g]		0.69%[c]		8%[b]
	5/31/19		12.95	0.19		(0.61)		(0.42)	(0.30)	(0.29)	(0.59)	11.94	(2.97)	1,267,704		0.40	[f]	0.28	[f]	1.52		12
	5/31/18		11.77	0.19		1.47		1.66	(0.37)	(0.11)	(0.48)	12.95	14.16	1,131,187		0.12	[e]	0.00	[e]	1.49		10
	5/31/17		10.42	0.17		1.59		1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879		0.12	[e]	0.00	[e]	1.59		22
	5/31/16		11.42	0.17		(0.61)		(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907		0.13	[e]	0.00	[e]	1.66		9
	5/31/15		11.08	0.18		0.71		0.89	(0.32)	(0.23)	(0.55)	11.42	8.30	423,230		0.13	[e]	0.00	[e]	1.59		7
Advisor Class:	11/30/19	#	11.95	0.04		1.34		1.38	—	—	—	13.33	11.55 [b]	131		0.55	[c,g]	0.43	[c,g]	0.68	[c]	8	[b]
	5/31/19		12.95	0.19		(0.60)		(0.41)	(0.30)	(0.29)	(0.59)	11.95	(2.90)	117		0.40	[f]	0.28	[f]	1.55		12
	5/31/18		11.77	0.19		1.47		1.66	(0.37)	(0.11)	(0.48)	12.95	14.15	127		0.13	[e]	0.01	[e]	1.50		10
	5/31/17		10.42	0.18		1.58		1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14	[e]	0.01	[e]	1.62		22
	5/31/16	‡	11.06	0.03		(0.11)		(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102		0.16	[c,e]	0.03	[c,e]	0.70	[c]	9
Premier Class:	11/30/19	#	11.89	0.04		1.33		1.37	—	—	—	13.26	11.52 [b]	204,893		0.68	[c,g]	0.56	[c,g]	0.61	[c]	8	[b]
	5/31/19		12.89	0.17		(0.60)		(0.43)	(0.28)	(0.29)	(0.57)	11.89	(3.07)	319,987		0.55	[f]	0.43	[f]	1.38		12
	5/31/18		11.72	0.17		1.46		1.63	(0.35)	(0.11)	(0.46)	12.89	13.99	319,950		0.27	[e]	0.15	[e]	1.37		10
	5/31/17		10.39	0.16		1.57		1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27	[e]	0.15	[e]	1.45		22
	5/31/16		11.38	0.16		(0.60)		(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517		0.28	[e]	0.15	[e]	1.53		9
	5/31/15		11.05	0.17		0.70		0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718		0.28	[e]	0.15	[e]	1.51		7
Retirement Class:	11/30/19	#	11.85	0.03		1.33		1.36	—	—	—	13.21	11.48 [b]	449,326		0.78	[c,g]	0.66	[c,g]	0.45	[c]	8	[b]
	5/31/19		12.85	0.16		(0.60)		(0.44)	(0.27)	(0.29)	(0.56)	11.85	(3.19)	399,296		0.65	[f]	0.53	[f]	1.27		12
	5/31/18		11.68	0.16		1.46		1.62	(0.34)	(0.11)	(0.45)	12.85	13.93	396,498		0.37	[e]	0.25	[e]	1.25		10
	5/31/17		10.35	0.15		1.57		1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37	[e]	0.25	[e]	1.35		22
	5/31/16		11.35	0.15		(0.62)		(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273		0.43	[e]	0.25	[e]	1.44		9
	5/31/15		11.02	0.15		0.70		0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899		0.43	[e]	0.25	[e]	1.35		7

88	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	89

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2055 FUND
Institutional Class:	11/30/19	#	$13.61	$0.05		$ 1.54		$ 1.59	$ —	$ —	$ —	$15.20	11.68%[b]	$587,392		0.54%[c,g]		0.41%[c,g]		0.65%[c]		9%[b]
	5/31/19		14.69	0.21		(0.70)		(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.04)	404,603		0.43	[f]	0.29	[f]	1.49		10
	5/31/18		13.31	0.21		1.67		1.88	(0.39)	(0.11)	(0.50)	14.69	14.29	307,441		0.14	[e]	0.00	[e]	1.45		9
	5/31/17		11.72	0.19		1.82		2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16	[e]	0.00	[e]	1.56		18
	5/31/16		12.77	0.19		(0.67)		(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784		0.19	[e]	0.00	[e]	1.62		24
	5/31/15		12.33	0.20		0.79		0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787		0.21	[e]	0.00	[e]	1.58		9
Advisor Class:	11/30/19	#	13.61	0.05		1.54		1.59	—	—	—	15.20	11.68 [b]	133		0.56	[c,g]	0.43	[c,g]	0.64	[c]	9	[b]
	5/31/19		14.69	0.22		(0.71)		(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.05)	119		0.42	[f]	0.28	[f]	1.52		10
	5/31/18		13.31	0.21		1.67		1.88	(0.39)	(0.11)	(0.50)	14.69	14.28	128		0.15	[e]	0.01	[e]	1.47		9
	5/31/17		11.72	0.20		1.80		2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18	[e]	0.02	[e]	1.59		18
	5/31/16	‡	12.36	0.04		(0.11)		(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102		0.21	[c,e]	0.03	[c,e]	0.67	[c]	24
Premier Class:	11/30/19	#	13.56	0.04		1.53		1.57	—	—	—	15.13	11.58 [b]	82,441		0.69	[c,g]	0.56	[c,g]	0.59	[c]	9	[b]
	5/31/19		14.63	0.19		(0.69)		(0.50)	(0.31)	(0.26)	(0.57)	13.56	(3.14)	135,603		0.57	[f]	0.43	[f]	1.35		10
	5/31/18		13.26	0.19		1.67		1.86	(0.38)	(0.11)	(0.49)	14.63	14.13	118,351		0.29	[e]	0.15	[e]	1.35		9
	5/31/17		11.68	0.17		1.81		1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31	[e]	0.15	[e]	1.42		18
	5/31/16		12.73	0.17		(0.66)		(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977		0.34	[e]	0.15	[e]	1.49		24
	5/31/15		12.30	0.18		0.79		0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407		0.36	[e]	0.15	[e]	1.47		9
Retirement Class:	11/30/19	#	13.56	0.03		1.54		1.57	—	—	—	15.13	11.58 [b]	183,954		0.79	[c,g]	0.66	[c,g]	0.41	[c]	9	[b]
	5/31/19		14.63	0.17		(0.68)		(0.51)	(0.30)	(0.26)	(0.56)	13.56	(3.24)	155,354		0.67	[f]	0.53	[f]	1.24		10
	5/31/18		13.26	0.17		1.67		1.84	(0.36)	(0.11)	(0.47)	14.63	14.03	137,389		0.39	[e]	0.25	[e]	1.22		9
	5/31/17		11.69	0.16		1.80		1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41	[e]	0.25	[e]	1.31		18
	5/31/16		12.73	0.16		(0.66)		(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056		0.49	[e]	0.25	[e]	1.33		24
	5/31/15		12.30	0.17		0.79		0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577		0.51	[e]	0.25	[e]	1.35		9

90	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	91

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2060 FUND
Institutional Class:	11/30/19	#	$11.13	$0.04		$ 1.27		$ 1.31	$ —	$ —	$ —	$12.44	11.77%[b]	$125,426		0.63%[c,g]		0.41%[c,g]		0.63%[c]		10%[b]
	5/31/19		12.02	0.18		(0.59)		(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.17)	81,477		0.55	[f]	0.29	[f]	1.54		36
	5/31/18		10.81	0.16		1.39		1.55	(0.29)	(0.05)	(0.34)	12.02	14.51	58,836		0.34	[e]	0.00	[e]	1.39		37
	5/31/17		9.51	0.14		1.50		1.64	(0.14)	(0.20)	(0.34)	10.81	17.52	19,932		0.75	[e]	0.00	[e]	1.44		79
	5/31/16		10.48	0.16		(0.55)		(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)	5,533		1.15	[e]	0.00	[e]	1.67		54
	5/31/15	^	10.00	0.14		0.60		0.74	(0.26)	—	(0.26)	10.48	7.55 [b]	5,622		1.64	[c,e]	0.00	[c,e]	2.06	[c]	12	[b]
Advisor Class:	11/30/19	#	11.13	0.03		1.28		1.31	—	—	—	12.44	11.77 [b]	128		0.66	[c,g]	0.45	[c,g]	0.58	[c]	10	[b]
	5/31/19		12.02	0.17		(0.58)		(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.20)	115		0.55	[f]	0.30	[f]	1.51		36
	5/31/18		10.81	0.16		1.39		1.55	(0.29)	(0.05)	(0.34)	12.02	14.47	133		0.38	[e]	0.04	[e]	1.41		37
	5/31/17		9.51	0.15		1.48		1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119		0.77	[e]	0.03	[e]	1.53		79
	5/31/16	‡	10.15	0.03		(0.09)		(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]	102		1.16	[c,e]	0.02	[c,e]	0.65	[c]	54
Premier Class:	11/30/19	#	11.11	0.03		1.27		1.30	—	—	—	12.41	11.70 [b]	13,019		0.78	[c,g]	0.56	[c,g]	0.57	[c]	10	[b]
	5/31/19		12.00	0.16		(0.59)		(0.43)	(0.25)	(0.21)	(0.46)	11.11	(3.31)	18,553		0.70	[f]	0.44	[f]	1.39		36
	5/31/18		10.80	0.15		1.38		1.53	(0.28)	(0.05)	(0.33)	12.00	14.32	13,028		0.49	[e]	0.15	[e]	1.30		37
	5/31/17		9.50	0.13		1.49		1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826		0.90	[e]	0.15	[e]	1.32		79
	5/31/16		10.47	0.15		(0.56)		(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)	2,527		1.30	[e]	0.15	[e]	1.52		54
	5/31/15	^	10.00	0.13		0.60		0.73	(0.26)	—	(0.26)	10.47	7.40 [b]	2,686		1.82	[c,e]	0.15	[c,e]	1.92	[c]	12	[b]
Retirement Class:	11/30/19	#	11.10	0.02		1.27		1.29	—	—	—	12.39	11.62 [b]	34,949		0.88	[c,g]	0.66	[c,g]	0.38	[c]	10	[b]
	5/31/19		11.99	0.15		(0.59)		(0.44)	(0.24)	(0.21)	(0.45)	11.10	(3.41)	27,045		0.79	[f]	0.53	[f]	1.27		36
	5/31/18		10.79	0.13		1.39		1.52	(0.27)	(0.05)	(0.32)	11.99	14.24	24,314		0.59	[e]	0.25	[e]	1.07		37
	5/31/17		9.50	0.12		1.49		1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908		1.00	[e]	0.25	[e]	1.20		79
	5/31/16		10.47	0.15		(0.56)		(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)	4,652		1.45	[e]	0.25	[e]	1.55		54
	5/31/15	^	10.00	0.12		0.60		0.72	(0.25)	—	(0.25)	10.47	7.38 [b]	3,165		1.99	[c,e]	0.25	[c,e]	1.77	[c]	12	[b]

#	Unaudited
^	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Funds expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[g]	The Fund’s expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

92	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	93

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and in other investment pools or investment products, potentially including other funds advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Advisors, a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to October 1, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds, excluding other investment pools or investment products.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 (“ASC”), Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

94	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	95

Notes to financial statements (unaudited)

indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

96	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of November 30, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient	[a]	Total
Lifecycle Retirement Income
Registered investment companies	$537,300,455	$—	$—	$—		$537,300,455
TIAA-CREF Real Property Fund LP	—	—	—	24,150,847		24,150,847
Total	$537,300,455	$—	$—	$24,150,847		$561,451,302
Lifecycle 2010
Registered investment companies	$1,155,060,619	$—	$—	$—		$1,155,060,619
TIAA-CREF Real Property Fund LP	—	—	—	51,920,291		51,920,291
Total	$1,155,060,619	$—	$—	$51,920,291		$1,206,980,910
Lifecycle 2015
Registered investment companies	$1,731,977,352	$—	$—	$—		$1,731,977,352
TIAA-CREF Real Property Fund LP	—	—	—	77,873,700		77,873,700
Total	$1,731,977,352	$—	$—	$77,873,700		$1,809,851,052
Lifecycle 2020
Registered investment companies	$3,629,190,650	$—	$—	$—		$3,629,190,650
TIAA-CREF Real Property Fund LP	—	—	—	163,225,076		163,225,076
Total	$3,629,190,650	$—	$—	$163,225,076		$3,792,415,726
Lifecycle 2025
Registered investment companies	$4,526,581,633	$—	$—	$—		$4,526,581,633
TIAA-CREF Real Property Fund LP	—	—	—	203,683,965		203,683,965
Total	$4,526,581,633	$—	$—	$203,683,965		$4,730,265,598
Lifecycle 2030
Registered investment companies	$4,549,879,320	$—	$—	$—		$4,549,879,320
TIAA-CREF Real Property Fund LP	—	—	—	204,831,815		204,831,815
Total	$4,549,879,320	$—	$—	$204,831,815		$4,754,711,135
Lifecycle 2035
Registered investment companies	$4,635,671,493	$—	$—	$—		$4,635,671,493
TIAA-CREF Real Property Fund LP	—	—	—	208,795,543		208,795,543
Total	$4,635,671,493	$—	$—	$208,795,543		$4,844,467,036
Lifecycle 2040
Registered investment companies	$5,489,597,332	$—	$—	$—		$5,489,597,332
TIAA-CREF Real Property Fund LP	—	—	—	247,382,553		247,382,553
Total	$5,489,597,332	$—	$—	$247,382,553		$5,736,979,885

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	97

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient	[a]	Total
Lifecycle 2045
Registered investment companies	$3,225,169,582	$—	$—	$—		$3,225,169,582
TIAA-CREF Real Property Fund LP	—	—	—	145,403,602		145,403,602
Total	$3,225,169,582	$—	$—	$145,403,602		$3,370,573,184
Lifecycle 2050
Registered investment companies	$2,207,225,276	$—	$—	$—		$2,207,225,276
TIAA-CREF Real Property Fund LP	—	—	—	99,517,369		99,517,369
Total	$2,207,225,276	$—	$—	$99,517,369		$2,306,742,645
Lifecycle 2055
Registered investment companies	$816,001,618	$—	$—	$—		$816,001,618
TIAA-CREF Real Property Fund LP	—	—	—	36,793,369		36,793,369
Total	$816,001,618	$—	$—	$36,793,369		$852,794,987
Lifecycle 2060
Registered investment companies	$165,128,686	$—	$—	$—		$165,128,686
TIAA-CREF Real Property Fund LP	—	—	—	7,446,134		7,446,134
Total	$165,128,686	$—	$—	$7,446,134		$172,574,820
[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee, that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Advisors has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2022, unless changed with approval of the Board. In addition, Advisors has voluntarily agreed to waive certain amounts of the Underlying Funds fee rate portion of each Fund’s management fee through September 30, 2020. As of November 30, 2019, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

98	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

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Fund	Investment management fee—effective rate
Lifecycle Retirement Income	0.32%
Lifecycle 2010	0.32
Lifecycle 2015	0.33
Lifecycle 2020	0.34
Lifecycle 2025	0.35
Lifecycle 2030	0.36
Lifecycle 2035	0.38
Lifecycle 2040	0.38
Lifecycle 2045	0.39
Lifecycle 2050	0.39
Lifecycle 2055	0.39
Lifecycle 2060	0.40

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2020. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	99

Notes to financial statements (unaudited)

Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board.

Effective May 1, 2019, Advisors has agreed to implement a voluntary waiver reducing the Advisor Class expense cap for the Lifecycle 2010 Fund to 0.02% and the Lifecycle 2015 Fund to 0.04%. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2019, the Funds did not engage in security transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of November 30, 2019:

Fund	TIAA Access
Lifecycle Retirement Income	9%
Lifecycle 2010	9
Lifecycle 2015	10
Lifecycle 2020	12
Lifecycle 2025	11
Lifecycle 2030	12
Lifecycle 2035	12
Lifecycle 2040	12
Lifecycle 2045	13
Lifecycle 2050	17
Lifecycle 2055	12
Lifecycle 2060	12

100	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors LLC are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP (“RPF”), Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle Retirement Income Fund
TIAA-CREF Funds:
Bond	$105,891	$19,943	$9,735	$21	$2,632		$1,706	$118,752
Bond Plus	68,747	7,275	5,259	1	1,724		1,121	72,488
Emerging Markets Debt	11,252	1,386	1,099	(5)	331		361	11,865
Emerging Markets Equity	9,961	951	1,776	7	1,085		—	10,228
Growth & Income	26,181	3,375	2,537	45	3,163		223	30,227
High-Yield	9,131	1,364	2,405	(28)	194		270	8,256
Inflation-Linked Bond	52,806	6,416	3,160	4	145		793	56,211
International Bond	11,013	1,788	1,210	10	146		344	11,747
International Equity	11,645	1,724	1,777	(167)	1,688		—	13,113
International Opportunities	11,614	1,788	1,535	19	1,295		—	13,181
Large-Cap Growth	23,566	4,018	3,249	51	2,691		—	27,077
Large-Cap Value	22,713	2,784	3,524	(39)	3,524		—	25,458
Quant International Equity	14,119	4,209	1,690	25	1,362		—	18,025
Quant International Small-Cap Equity	7,299	757	773	(64)	808		—	8,027
Quant Large-Cap Growth	20,651	2,554	2,638	77	3,159		—	23,803
Quant Large-Cap Value	19,869	2,475	9,165	700	1,948		—	15,827
Quant Small-Cap Equity	5,712	1,631	3,674	288	318		—	4,275
Quant Small/Mid-Cap Equity	4,993	604	770	31	648		—	5,506
Short-Term Bond	57,677	6,145	7,251	(22)	249		853	56,798
Nuveen Funds:
Dividend Value	—	6,349	8	—	95		—	6,436
TIAA-CREF Real Property Fund LPa	23,908	2,409	1,170	(36)	(960)		2,139	24,151
	$518,748	$79,945	$64,405	$918	$26,245		$7,810	$561,451

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	101

Notes to financial statements (unaudited)

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$236,121	$35,031	$22,425	$117	$5,711		$3,735	$254,555
Bond Plus	153,370	9,726	12,326	54	3,747		2,459	154,571
Emerging Markets Debt	25,160	2,059	2,453	(10)	734		800	25,490
Emerging Markets Equity	22,872	2,029	4,897	363	2,104		—	22,471
Growth & Income	60,444	4,253	5,725	223	7,018		509	66,213
High-Yield	20,304	2,356	5,145	9	366		593	17,890
Inflation-Linked Bond	113,074	11,721	7,089	13	290		1,692	118,009
International Bond	24,563	2,905	2,631	23	320		758	25,180
International Equity	26,973	2,747	4,338	202	3,244		—	28,828
International Opportunities	26,995	2,400	3,172	205	2,772		—	29,200
Large-Cap Growth	54,499	7,227	9,003	322	5,891		—	58,936
Large-Cap Value	52,447	4,386	9,040	864	7,037		—	55,694
Quant International Equity	32,458	7,666	3,919	143	2,996		—	39,344
Quant International Small-Cap Equity	16,853	1,213	2,156	(87)	1,767		—	17,590
Quant Large-Cap Growth	47,656	4,098	7,141	961	6,332		—	51,906
Quant Large-Cap Value	45,875	3,410	20,711	4,512	1,496		—	34,582
Quant Small-Cap Equity	13,240	3,353	8,524	1,073	299		—	9,441
Quant Small/Mid-Cap Equity	11,545	1,127	2,162	195	1,340		—	12,045
Short-Term Bond	123,917	10,989	16,336	4	480		1,818	119,054
Nuveen Funds:
Dividend Value	—	13,941	88	1	208		—	14,062
TIAA-CREF Real Property Fund LPa	53,569	4,506	3,963	(101)	(2,091)		4,711	51,920
	$1,161,935	$137,143	$153,244	$9,086	$52,061		$17,075	$1,206,981

102	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

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Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$352,776	$49,982	$39,145	$(343)	$9,002		$5,484	$372,272
Bond Plus	229,372	10,044	19,562	(43)	5,700		3,614	225,511
Emerging Markets Debt	37,793	2,814	4,370	(26)	1,114		1,179	37,325
Emerging Markets Equity	39,613	2,749	8,371	(430)	4,655		—	38,216
Growth & Income	105,808	6,388	11,871	748	11,761		874	112,834
High-Yield	30,098	1,877	6,839	(516)	1,057		864	25,677
Inflation-Linked Bond	137,289	13,989	10,966	(675)	1,061		2,027	140,698
International Bond	36,746	3,918	4,371	57	470		1,115	36,820
International Equity	46,995	3,199	7,172	(1,475)	7,393		—	48,940
International Opportunities	46,946	3,353	6,351	314	4,789		—	49,051
Large-Cap Growth	95,139	10,185	15,413	838	9,891		—	100,640
Large-Cap Value	91,602	5,309	15,389	(881)	14,463		—	95,104
Quant International Equity	56,932	10,913	7,205	(1,059)	6,462		—	66,043
Quant International Small-Cap Equity	29,495	1,677	4,177	(482)	3,368		—	29,881
Quant Large-Cap Growth	83,428	5,807	12,462	1,003	11,599		—	89,375
Quant Large-Cap Value	80,255	5,383	36,982	1,302	9,054		—	59,012
Quant Small-Cap Equity	23,491	5,109	14,075	(1,126)	3,493		—	16,892
Quant Small/Mid-Cap Equity	20,154	1,419	3,637	254	2,378		—	20,568
Short-Term Bond	154,244	12,215	23,947	(137)	747		2,215	143,122
Nuveen Funds:
Dividend Value	—	23,726	85	1	354		—	23,996
TIAA-CREF Real Property Fund LPa	82,128	5,978	7,003	(59)	(3,170)		7,034	77,874
	$1,780,304	$186,034	$259,393	$(2,735)	$105,641		$24,406	$1,809,851

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	103

Notes to financial statements (unaudited)

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$692,868	$114,785	$73,373	$(569)	$17,624		$10,911	$751,335
Bond Plus	451,311	30,663	38,304	(182)	11,320		7,196	454,808
Emerging Markets Debt	74,755	6,575	8,229	(63)	2,211		2,353	75,249
Emerging Markets Equity	92,633	6,409	18,127	(889)	10,901		—	90,927
Growth & Income	249,837	10,319	23,219	1,686	27,909		2,067	266,532
High-Yield	58,823	4,568	13,892	(1,040)	2,092		1,700	50,551
Inflation-Linked Bond	208,724	24,538	14,763	(629)	1,208		3,103	219,078
International Bond	72,378	9,934	9,048	90	944		2,216	74,298
International Equity	111,003	6,680	15,557	(2,917)	16,941		—	116,150
International Opportunities	111,508	5,652	12,621	655	11,443		—	116,637
Large-Cap Growth	225,123	19,784	30,973	1,875	23,532		—	239,341
Large-Cap Value	216,660	11,887	35,141	(2,110)	34,261		—	225,557
Quant International Equity	134,452	22,253	15,156	(1,736)	14,528		—	154,341
Quant International Small-Cap Equity	69,533	3,482	8,823	(1,208)	8,046		—	71,030
Quant Large-Cap Growth	197,004	9,508	25,938	2,462	27,301		—	210,337
Quant Large-Cap Value	189,453	10,170	84,092	2,937	21,541		—	140,009
Quant Small-Cap Equity	56,255	9,836	28,453	(2,546)	8,162		—	43,254
Quant Small/Mid-Cap Equity	47,624	2,831	7,911	592	5,646		—	48,782
Short-Term Bond	244,219	22,372	43,523	(143)	1,115		3,510	224,040
Nuveen Funds:
Dividend Value	—	56,220	125	1	839		—	56,935
TIAA-CREF Real Property Fund LPa	169,637	12,330	11,991	(170)	(6,581)		14,660	163,225
	$3,673,800	$400,796	$519,259	$(3,904)	$240,983		$47,716	$3,792,416

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Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$715,664	$153,312	$70,211	$(449)	$18,201		$11,527	$816,517
Bond Plus	470,163	50,943	36,490	(253)	11,939		7,622	496,302
Emerging Markets Debt	79,318	9,718	8,237	(64)	2,344		2,519	83,079
Emerging Markets Equity	130,947	9,765	21,378	(1,339)	15,806		—	133,801
Growth & Income	356,723	20,162	27,782	822	41,962		2,975	391,887
High-Yield	60,081	7,240	16,508	(1,256)	2,337		1,743	51,894
Inflation-Linked Bond	160,315	26,074	8,249	(155)	582		2,426	178,567
International Bond	75,398	12,186	7,972	76	995		2,333	80,683
International Equity	158,749	12,485	20,227	(3,973)	24,262		—	171,296
International Opportunities	159,271	9,085	14,244	290	17,202		—	171,604
Large-Cap Growth	321,399	30,875	31,945	854	35,770		—	356,953
Large-Cap Value	309,369	14,684	34,963	(2,389)	48,804		—	335,505
Quant International Equity	191,758	31,075	16,500	(1,946)	20,396		—	224,783
Quant International Small-Cap Equity	99,155	4,811	9,070	(1,768)	11,605		—	104,733
Quant Large-Cap Growth	281,247	13,739	26,852	1,743	41,335		—	311,212
Quant Large-Cap Value	270,357	14,855	112,757	3,821	31,537		—	207,813
Quant Small-Cap Equity	81,667	13,525	35,083	(3,444)	11,595		—	68,260
Quant Small/Mid-Cap Equity	68,014	3,866	8,537	455	8,540		—	72,338
Short-Term Bond	203,572	23,716	43,274	(62)	892		2,939	184,844
Nuveen Funds:
Dividend Value	—	83,286	14	—	1,239		—	84,511
TIAA-CREF Real Property Fund LPa	203,180	14,469	5,694	(82)	(8,189)		17,908	203,684
	$4,396,347	$559,871	$555,987	$(9,119)	$339,154		$51,992	$4,730,266

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	105

Notes to financial statements (unaudited)

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$595,650	$156,434	$67,462	$(306)	$15,067		$9,699	$699,383
Bond Plus	395,704	55,673	34,337	(242)	10,120		6,447	426,918
Emerging Markets Debt	68,443	8,053	6,047	(57)	2,008		2,181	72,400
Emerging Markets Equity	149,784	10,175	21,004	(1,534)	18,268		—	155,689
Growth & Income	410,865	20,333	28,349	1,035	48,331		3,426	452,215
High-Yield	48,935	6,556	15,838	(1,226)	2,091		1,405	40,518
Inflation-Linked Bond	69,605	17,684	3,245	(33)	213		1,077	84,224
International Bond	63,451	12,829	8,138	65	831		1,964	69,038
International Equity	183,163	12,297	19,868	(3,864)	27,390		—	199,118
International Opportunities	183,040	9,565	13,066	165	20,005		—	199,709
Large-Cap Growth	369,812	31,851	26,458	568	41,671		—	417,444
Large-Cap Value	356,714	13,404	30,180	(2,110)	55,703		—	393,531
Quant International Equity	220,859	32,734	16,581	(1,965)	23,212		—	258,259
Quant International Small-Cap Equity	114,187	5,391	9,244	(1,856)	13,229		—	121,707
Quant Large-Cap Growth	323,824	15,335	27,876	1,749	47,937		—	360,969
Quant Large-Cap Value	311,147	16,358	126,037	4,320	36,482		—	242,270
Quant Small-Cap Equity	95,687	12,283	34,410	(3,497)	12,883		—	82,946
Quant Small/Mid-Cap Equity	78,447	2,774	7,419	478	9,946		—	84,226
Short-Term Bond	113,054	18,182	40,886	122	364		1,593	90,836
Nuveen Funds:
Dividend Value	—	97,041	—	—	1,438		—	98,479
TIAA-CREF Real Property Fund LPa	201,280	14,440	2,636	(20)	(8,232)		17,860	204,832
	$4,353,651	$569,392	$539,081	$(8,208)	$378,957		$45,652	$4,754,711

106	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$508,081	$110,997	$59,738	$(283)	$12,983		$8,167	$572,040
Bond Plus	314,003	63,140	32,788	(241)	8,060		5,182	352,174
Emerging Markets Debt	56,630	10,420	4,973	(52)	1,653		1,814	63,678
Emerging Markets Equity	170,990	11,378	20,523	(1,393)	20,575		—	181,027
Growth & Income	471,102	20,923	25,687	972	55,700		3,931	523,010
High-Yield	36,453	10,619	7,376	(589)	1,246		1,149	40,353
International Bond	50,353	12,313	6,828	56	649		1,565	56,543
International Equity	210,190	11,388	18,291	(3,424)	30,380		—	230,243
International Opportunities	210,059	10,127	12,658	120	23,008		—	230,656
Large-Cap Growth	424,540	33,644	23,200	449	48,029		—	483,462
Large-Cap Value	408,698	12,969	26,227	(1,971)	63,437		—	456,906
Quant International Equity	253,298	36,519	17,923	(2,239)	26,589		—	296,244
Quant International Small-Cap Equity	130,847	6,549	10,392	(2,031)	15,072		—	140,045
Quant Large-Cap Growth	371,390	16,094	27,039	1,595	55,450		—	417,490
Quant Large-Cap Value	356,957	14,883	137,773	4,826	41,947		—	280,840
Quant Small-Cap Equity	110,577	12,430	34,607	(3,705)	14,477		—	99,172
Quant Small/Mid-Cap Equity	90,163	2,297	6,814	423	11,534		—	97,603
Nuveen Funds:
Dividend Value	—	112,526	—	—	1,660		—	114,186
TIAA-CREF Real Property Fund LPa	202,639	16,866	2,412	22	(8,320)		18,006	208,795
	$4,376,970	$526,082	$475,249	$(7,465)	$424,129		$39,814	$4,844,467

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	107

Notes to financial statements (unaudited)

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$352,537	$103,155	$54,773	$(275)	$9,023		$5,744	$409,667
Bond Plus	217,631	58,357	30,051	(321)	5,743		3,611	251,359
Emerging Markets Debt	44,827	9,039	3,831	(58)	1,325		1,430	51,302
Emerging Markets Equity	227,237	16,044	26,452	(1,858)	27,297		—	242,268
Growth & Income	628,398	22,484	31,685	1,391	73,789		5,213	694,377
High-Yield	19,813	7,276	4,628	(375)	742		633	22,828
International Bond	34,952	10,243	5,263	46	443		1,083	40,421
International Equity	280,306	12,553	22,970	(4,427)	40,144		—	305,606
International Opportunities	280,195	9,729	14,338	163	30,574		—	306,323
Large-Cap Growth	566,267	29,964	20,547	475	63,785		—	639,944
Large-Cap Value	545,137	9,817	30,998	(2,192)	83,829		—	605,593
Quant International Equity	337,899	42,901	22,900	(2,862)	35,115		—	390,153
Quant International Small-Cap Equity	174,455	7,326	13,917	(2,671)	19,948		—	185,141
Quant Large-Cap Growth	495,279	18,979	34,466	2,063	73,749		—	555,604
Quant Large-Cap Value	476,411	12,883	178,391	6,346	55,692		—	372,941
Quant Small-Cap Equity	148,236	11,531	39,212	(4,474)	18,763		—	134,844
Quant Small/Mid-Cap Equity	120,103	1,719	8,105	562	15,307		—	129,586
Nuveen Funds:
Dividend Value	—	149,441	—	—	2,199		—	151,640
TIAA-CREF Real Property Fund LPa	240,701	22,518	6,111	56	(9,781)		21,223	247,383
	$5,190,384	$555,959	$548,638	$(8,411)	$547,686		$38,937	$5,736,980

108	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$84,811	$38,982	$26,831	$236	$1,806		$1,397	$99,004
Bond Plus	52,259	22,727	15,369	119	1,138		852	60,874
Emerging Markets Debt	13,312	3,319	1,643	12	352		421	15,352
Emerging Markets Equity	140,266	16,354	14,219	(237)	16,243		—	158,407
Growth & Income	388,284	25,096	10,781	74	47,057		3,258	449,730
High-Yield	2,314	2,417	2,286	16	33		68	2,494
International Bond	8,413	3,779	2,578	26	94		250	9,734
International Equity	173,270	11,052	11,264	(1,582)	24,111		—	195,587
International Opportunities	173,064	9,344	5,503	7	19,280		—	196,192
Large-Cap Growth	349,950	31,454	11,162	(15)	40,325		—	410,552
Large-Cap Value	336,881	12,000	12,168	(859)	52,085		—	387,939
Quant International Equity	208,667	32,942	11,746	(950)	21,235		—	250,148
Quant International Small-Cap Equity	107,879	7,321	5,066	(981)	11,855		—	121,008
Quant Large-Cap Growth	306,113	18,015	14,244	253	47,299		—	357,436
Quant Large-Cap Value	294,374	17,278	110,138	4,770	34,182		—	240,466
Quant Small-Cap Equity	92,343	8,366	21,421	(547)	9,527		—	88,268
Quant Small/Mid-Cap Equity	74,205	2,185	2,158	31	9,937		—	84,200
Nuveen Funds:
Dividend Value	—	96,370	—	—	1,408		—	97,778
TIAA-CREF Real Property Fund LPa	136,520	18,383	3,839	9	(5,669)		12,284	145,404
	$2,942,925	$377,384	$282,416	$382	$332,298		$18,530	$3,370,573

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	109

Notes to financial statements (unaudited)

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	$43,497	$24,170	$16,171	$156	$889		$737	$52,541
Bond Plus	26,845	14,123	9,266	69	576		441	32,347
Emerging Markets Debt	6,529	2,072	1,031	7	169		205	7,746
Emerging Markets Equity	95,744	11,590	8,421	(275)	11,279		—	109,917
Growth & Income	265,090	21,859	7,603	9	32,426		2,233	311,781
High-Yield	1,479	1,572	1,410	8	23		44	1,672
International Bond	4,321	2,586	1,812	20	39		127	5,154
International Equity	118,378	8,738	7,048	(1,161)	16,663		—	135,570
International Opportunities	118,131	7,467	2,627	(13)	13,279		—	136,237
Large-Cap Growth	238,961	25,067	7,201	(40)	27,745		—	284,532
Large-Cap Value	230,040	10,375	6,663	(572)	35,781		—	268,961
Quant International Equity	142,539	24,337	6,713	(647)	14,576		—	174,092
Quant International Small-Cap Equity	73,638	6,640	3,661	(743)	8,224		—	84,098
Quant Large-Cap Growth	209,045	15,125	8,696	81	32,611		—	248,166
Quant Large-Cap Value	201,045	14,199	75,149	2,888	23,880		—	166,863
Quant Small-Cap Equity	63,067	6,563	14,442	(969)	7,138		—	61,357
Quant Small/Mid-Cap Equity	50,664	2,205	1,380	(1)	6,854		—	58,342
Nuveen Funds:
Dividend Value	—	66,874	—	—	976		—	67,850
TIAA-CREF Real Property Fund LPa	91,926	14,005	2,548	5	(3,871)		8,357	99,517
	$1,980,939	$279,567	$181,842	$(1,178)	$229,257		$12,144	$2,306,743

110	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$10,519	$8,890	$5,861	$60	$191		$191	$13,799
Bond Plus	6,510	5,197	3,314	23	133		110	8,549
Emerging Markets Debt	1,435	648	279	—	39		45	1,843
Emerging Markets Equity	33,920	6,020	2,764	(228)	4,240		—	41,188
Growth & Income	94,068	14,508	3,830	(56)	11,828		807	116,518
High-Yield	501	651	451	2	8		16	711
International Bond	1,042	925	609	6	7		31	1,371
International Equity	42,010	5,323	2,086	(405)	6,041		—	50,883
International Opportunities	41,897	5,844	1,228	(15)	4,844		—	51,342
Large-Cap Growth	84,861	14,806	3,255	(76)	10,133		—	106,469
Large-Cap Value	81,653	9,203	3,084	(320)	13,099		—	100,551
Quant International Equity	50,595	11,872	1,925	(211)	5,295		—	65,626
Quant International Small-Cap Equity	26,149	3,442	760	(173)	2,893		—	31,551
Quant Large-Cap Growth	74,150	10,732	3,717	(43)	11,912		—	93,034
Quant Large-Cap Value	71,419	8,799	27,383	776	8,926		—	62,537
Quant Small-Cap Equity	22,495	3,138	4,886	(623)	2,864		—	22,988
Quant Small/Mid-Cap Equity	17,971	1,702	547	(2)	2,489		—	21,613
Nuveen Funds:
Dividend Value	—	25,065	—	—	364		—	25,429
TIAA-CREF Real Property Fund LPa	32,144	6,712	636	1	(1,428)		3,038	36,793
	$693,339	$143,477	$66,615	$(1,284)	$83,878		$4,238	$852,795

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	111

Notes to financial statements (unaudited)

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$1,059	$1,850	$1,279	$10	$14		$23	$1,654
Bond Plus	655	1,012	657	5	10		12	1,025
Emerging Markets Debt	97	145	78	—	2		3	166
Emerging Markets Equity	6,277	1,913	525	(50)	833		—	8,448
Growth & Income	17,407	5,219	1,006	(20)	2,299		154	23,899
High-Yield	101	125	88	—	2		3	140
International Bond	105	193	135	1	—		3	164
International Equity	7,755	2,114	526	(116)	1,209		—	10,436
International Opportunities	7,744	2,156	307	(4)	942		—	10,531
Large-Cap Growth	15,698	4,966	769	(13)	1,955		—	21,837
Large-Cap Value	15,117	3,791	776	(79)	2,561		—	20,614
Quant International Equity	9,350	3,580	472	(49)	1,040		—	13,449
Quant International
Small-Cap Equity	4,838	1,369	265	(57)	586		—	6,471
Quant Large-Cap Growth	13,733	3,742	699	(4)	2,310		—	19,082
Quant Large-Cap Value	13,223	3,175	5,447	135	1,741		—	12,827
Quant Small-Cap Equity	4,236	1,094	1,043	(144)	580		—	4,723
Quant Small/Mid-Cap Equity	3,322	817	178	(3)	489		—	4,447
Nuveen Funds:
Dividend Value	—	5,142	—	—	74		—	5,216
TIAA-CREF Real Property Fund LPa	5,832	1,977	76	—	(287)		595	7,446
	$126,549	$44,380	$14,326	$(388)	$16,360		$793	$172,575

^	Some amounts represent less than $1,000.
[a]	Restricted security

Note 4—investments

RPF: The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedule of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

112	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Net unrealized appreciation (depreciation): At November 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Retirement Income	$ 509,484	$61,620	$(9,652)	$51,968
Lifecycle 2010	1,047,503	185,747	(26,269)	159,478
Lifecycle 2015	1,700,648	127,885	(18,682)	109,203
Lifecycle 2020	3,513,496	312,310	(33,390)	278,920
Lifecycle 2025	4,325,756	445,537	(41,027)	404,510
Lifecycle 2030	4,283,267	509,284	(37,840)	471,444
Lifecycle 2035	4,291,498	591,678	(38,709)	552,969
Lifecycle 2040	4,999,585	781,885	(44,490)	737,395
Lifecycle 2045	2,826,661	588,784	(44,872)	543,912
Lifecycle 2050	1,960,736	374,520	(28,513)	346,007
Lifecycle 2055	761,836	100,890	(9,931)	90,959
Lifecycle 2060	162,771	13,842	(4,038)	9,804

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2019 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifecycle Retirement Income	$ 79,945	$ 64,405
Lifecycle 2010	137,143	153,244
Lifecycle 2015	186,034	259,393
Lifecycle 2020	400,796	519,259
Lifecycle 2025	559,871	555,987
Lifecycle 2030	569,392	539,081
Lifecycle 2035	526,082	475,249
Lifecycle 2040	555,959	548,638
Lifecycle 2045	377,384	282,416
Lifecycle 2050	279,567	181,842
Lifecycle 2055	143,477	66,615
Lifecycle 2060	44,380	14,326

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	113

Notes to financial statements (unaudited)	concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2019 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$14,258,580	$14,586,716	$28,845,296
Lifecycle 2010	35,376,146	36,550,083	71,926,229
Lifecycle 2015	50,960,796	77,185,786	128,146,582
Lifecycle 2020	100,776,963	163,562,699	264,339,662
Lifecycle 2025	115,502,335	194,505,677	310,008,012
Lifecycle 2030	111,490,044	204,579,093	316,069,137
Lifecycle 2035	110,370,526	213,422,765	323,793,291
Lifecycle 2040	128,640,553	301,639,120	430,279,673
Lifecycle 2045	74,182,461	61,399,623	135,582,084
Lifecycle 2050	47,745,048	40,097,810	87,842,858
Lifecycle 2055	14,668,738	11,016,979	25,685,717
Lifecycle 2060	2,650,754	2,050,657	4,701,411

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2019, there were no borrowings under this credit facility by the Funds.

114	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

2019 special meeting (unaudited)

TIAA-CREF Funds

Trustees

On July 17, 2019, at a special meeting of TIAA-CREF Funds participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	7,019,429,645.179	98.738	29,336,564.729	0.413	60,384,844.503	0.849
Joseph A. Boateng	7,017,678,997.349	98.713	30,608,382.947	0.431	60,863,674.115	0.856
Janice C. Eberly	7,030,450,351.958	98.893	24,897,324.187	0.350	53,803,378.266	0.757
Nancy A. Eckl	7,031,086,911.078	98.902	23,805,175.211	0.335	54,258,968.122	0.763
Michael A. Forrester	7,012,679,322.201	98.643	34,732,512.165	0.489	61,739,220.046	0.868
Howell E. Jackson	7,015,296,260.772	98.680	33,410,840.029	0.470	60,443,953.610	0.850
Thomas J. Kenny	7,014,459,180.378	98.668	32,601,855.843	0.459	62,090,018.190	0.873
James M. Poterba	7,016,956,092.704	98.703	33,014,873.896	0.464	59,180,087.811	0.832
Maceo K. Sloan	7,016,148,774.432	98.692	32,646,874.224	0.459	60,355,405.754	0.849
Laura T. Starks	7,032,899,556.712	98.927	24,219,056.061	0.341	52,032,441.638	0.732

Joseph A. Boateng was elected to office. Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	115

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg's licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed

116	2019 Semiannual Report ■ TIAA-CREF Lifecycle Funds

for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifecycle Funds ■ 2019 Semiannual Report	117

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	November 30, 2019

TIAA-CREF
Lifecycle Index Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	3

Letter to investors

Global financial markets produced solid results for the six months ended November 30, 2019. U.S. equities posted strong gains amid steady economic growth. Foreign stocks also rose, with international developed markets faring better than emerging markets. U.S. fixed-income securities advanced as bond prices rallied after three reductions in the federal funds target rate. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All twelve TIAA-CREF Lifecycle Index Funds delivered positive returns for the period; however, all trailed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 6.8% for the Lifecycle Index Retirement Income Fund to 12.1% for the Lifecycle Index 2060 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Index Funds over longer periods of time.

U.S. and international markets posted gains

U.S. equities posted double-digit gains during the six months, despite an uptick in volatility. The broad domestic stock market, as represented by the Russell 3000® Index, gained 14.8%. The U.S. economy continued to grow at a steady pace during the period, as a strong labor market, stable core inflation and steady consumer spending helped support investor confidence. Nevertheless, concerns about a potential economic slowdown prompted the Federal Reserve to cut the federal funds target rate for the first time since 2008. Between July and October 2019, the Fed reduced the key short-term interest-rate measure to 1.50%–1.75%.

International stocks also rose, although at a more moderate pace than U.S. markets. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, advanced 8.7% in U.S.-dollar terms. Trade tensions between the United States and China and continued uncertainty about the outcome of the United Kingdom’s split from the European Union (Brexit) remained unresolved.

U.S. investment-grade bonds climbed higher amid the Fed’s rate cuts (bond prices move in the opposite direction of yields). The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 3.8% for the period.

4	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

Staying focused on your long-term goals

As 2019 comes to a close and we enter the 2020 election year, the financial media will likely offer a wide array of viewpoints about what the upcoming year may have in store. Some are already anticipating increased volatility in 2020, while others are predicting further market gains. While it’s only natural to be curious about the future, we all know that no one can predict the markets’ direction. Moreover, paying too much attention to short-term events can shift your focus away from your long-term objectives. As we often remind our shareholders, history has shown that despite the inevitable periods of market volatility, a diversified portfolio that maintains a balanced allocation to different asset classes can be a prudent long-term investment strategy for keeping your financial goals on track. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

With the new year upon us, we would like to thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Index Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Index Funds begin on page 40 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT or Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019–November 30, 2019).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2019

	Beginning	Ending
	account	account	Expenses paid
Lifecycle Index Funds	value	value	during period	*
Institutional Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,068.96	$0.57
5% annual hypothetical return	1,000.00	1,024.45	0.56
2010 Fund actual return	1,000.00	1,070.15	0.57
5% annual hypothetical return	1,000.00	1,024.45	0.56
2015 Fund actual return	1,000.00	1,075.51	0.52
5% annual hypothetical return	1,000.00	1,024.50	0.51
2020 Fund actual return	1,000.00	1,081.68	0.57
5% annual hypothetical return	1,000.00	1,024.45	0.56
2025 Fund actual return	1,000.00	1,089.77	0.57
5% annual hypothetical return	1,000.00	1,024.45	0.56
2030 Fund actual return	1,000.00	1,098.20	0.52
5% annual hypothetical return	1,000.00	1,024.50	0.51
2035 Fund actual return	1,000.00	1,106.17	0.58
5% annual hypothetical return	1,000.00	1,024.45	0.56
2040 Fund actual return	1,000.00	1,113.49	0.53
5% annual hypothetical return	1,000.00	1,024.50	0.51
2045 Fund actual return	1,000.00	1,119.35	0.53
5% annual hypothetical return	1,000.00	1,024.50	0.51
2050 Fund actual return	1,000.00	1,121.01	0.53
5% annual hypothetical return	1,000.00	1,024.50	0.51
2055 Fund actual return	1,000.00	1,122.15	0.58
5% annual hypothetical return	1,000.00	1,024.45	0.56
2060 Fund actual return	1,000.00	1,123.56	0.58
5% annual hypothetical return	1,000.00	1,024.45	0.56

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.11% for the Retirement Income Fund, 0.11% for the 2010 Fund, 0.10% for the 2015 Fund, 0.11% for the 2020 Fund, 0.11% for the 2025 Fund, 0.10% for the 2030 Fund, 0.11% for the 2035 Fund, 0.10% for the 2040 Fund, 0.10% for the 2045 Fund, 0.10% for the 2050 Fund, 0.11% for the 2055 Fund and 0.11% for the 2060 Fund.

10	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Expense examples

Six months ended November 30, 2019

	Beginning	Ending
	account	account	Expenses paid
Lifecycle Index Funds	value	value	during period	*
Advisor Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,068.65	$1.03
5% annual hypothetical return	1,000.00	1,024.00	1.01
2010 Fund actual return	1,000.00	1,070.15	0.62
5% annual hypothetical return	1,000.00	1,024.40	0.61
2015 Fund actual return	1,000.00	1,075.51	0.88
5% annual hypothetical return	1,000.00	1,024.15	0.86
2020 Fund actual return	1,000.00	1,081.13	1.04
5% annual hypothetical return	1,000.00	1,024.00	1.01
2025 Fund actual return	1,000.00	1,089.30	1.04
5% annual hypothetical return	1,000.00	1,024.00	1.01
2030 Fund actual return	1,000.00	1,097.76	1.05
5% annual hypothetical return	1,000.00	1,024.00	1.01
2035 Fund actual return	1,000.00	1,105.76	1.05
5% annual hypothetical return	1,000.00	1,024.00	1.01
2040 Fund actual return	1,000.00	1,113.09	1.00
5% annual hypothetical return	1,000.00	1,024.05	0.96
2045 Fund actual return	1,000.00	1,119.53	1.06
5% annual hypothetical return	1,000.00	1,024.00	1.01
2050 Fund actual return	1,000.00	1,120.63	1.01
5% annual hypothetical return	1,000.00	1,024.05	0.96
2055 Fund actual return	1,000.00	1,121.60	1.06
5% annual hypothetical return	1,000.00	1,024.00	1.01
2060 Fund actual return	1,000.00	1,121.81	1.06
5% annual hypothetical return	1,000.00	1,024.00	1.01

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.20% for the Retirement Income Fund, 0.12% for the 2010 Fund, 0.17% for the 2015 Fund, 0.20% for the 2020 Fund, 0.20% for the 2025 Fund, 0.20% for the 2030 Fund, 0.20% for the 2035 Fund, 0.19% for the 2040 Fund, 0.20% for the 2045 Fund, 0.19% for the 2050 Fund, 0.20% for the 2055 Fund and 0.20% for the 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2019

	Beginning	Ending
	account	account	Expenses paid
Lifecycle Index Funds	value	value	during period	*
Premier Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,068.95	$1.34
5% annual hypothetical return	1,000.00	1,023.70	1.32
2010 Fund actual return	1,000.00	1,069.72	1.35
5% annual hypothetical return	1,000.00	1,023.70	1.32
2015 Fund actual return	1,000.00	1,075.21	1.30
5% annual hypothetical return	1,000.00	1,023.75	1.26
2020 Fund actual return	1,000.00	1,080.87	1.35
5% annual hypothetical return	1,000.00	1,023.70	1.32
2025 Fund actual return	1,000.00	1,089.60	1.36
5% annual hypothetical return	1,000.00	1,023.70	1.32
2030 Fund actual return	1,000.00	1,097.59	1.31
5% annual hypothetical return	1,000.00	1,023.75	1.26
2035 Fund actual return	1,000.00	1,105.68	1.37
5% annual hypothetical return	1,000.00	1,023.70	1.32
2040 Fund actual return	1,000.00	1,112.53	1.32
5% annual hypothetical return	1,000.00	1,023.75	1.26
2045 Fund actual return	1,000.00	1,118.88	1.32
5% annual hypothetical return	1,000.00	1,023.75	1.26
2050 Fund actual return	1,000.00	1,120.10	1.33
5% annual hypothetical return	1,000.00	1,023.75	1.26
2055 Fund actual return	1,000.00	1,121.19	1.38
5% annual hypothetical return	1,000.00	1,023.70	1.32
2060 Fund actual return	1,000.00	1,122.01	1.38
5% annual hypothetical return	1,000.00	1,023.70	1.32

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.26% for the Retirement Income Fund, 0.26% for the 2010 Fund, 0.25% for the 2015 Fund, 0.26% for the 2020 Fund, 0.26% for the 2025 Fund, 0.25% for the 2030 Fund, 0.26% for the 2035 Fund, 0.25% for the 2040 Fund, 0.25% for the 2045 Fund, 0.25% for the 2050 Fund, 0.26% for the 2055 Fund and 0.26% for the 2060 Fund.

12	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Expense examples

Six months ended November 30, 2019

	Beginning	Ending
	account	account	Expenses paid
Lifecycle Index Funds	value	value	during period	*
Retirement Class	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)
Retirement Income Fund actual return	$1,000.00	$1,067.79	$1.86
5% annual hypothetical return	1,000.00	1,023.20	1.82
2010 Fund actual return	1,000.00	1,068.76	1.86
5% annual hypothetical return	1,000.00	1,023.20	1.82
2015 Fund actual return	1,000.00	1,074.17	1.81
5% annual hypothetical return	1,000.00	1,023.25	1.77
2020 Fund actual return	1,000.00	1,080.56	1.87
5% annual hypothetical return	1,000.00	1,023.20	1.82
2025 Fund actual return	1,000.00	1,088.24	1.88
5% annual hypothetical return	1,000.00	1,023.20	1.82
2030 Fund actual return	1,000.00	1,096.92	1.83
5% annual hypothetical return	1,000.00	1,023.25	1.77
2035 Fund actual return	1,000.00	1,105.07	1.89
5% annual hypothetical return	1,000.00	1,023.20	1.82
2040 Fund actual return	1,000.00	1,112.48	1.85
5% annual hypothetical return	1,000.00	1,023.25	1.77
2045 Fund actual return	1,000.00	1,118.40	1.85
5% annual hypothetical return	1,000.00	1,023.25	1.77
2050 Fund actual return	1,000.00	1,119.63	1.85
5% annual hypothetical return	1,000.00	1,023.25	1.77
2055 Fund actual return	1,000.00	1,120.15	1.91
5% annual hypothetical return	1,000.00	1,023.20	1.82
2060 Fund actual return	1,000.00	1,121.39	1.91
5% annual hypothetical return	1,000.00	1,023.20	1.82

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.36% for the Retirement Income Fund, 0.36% for the 2010 Fund, 0.35% for the 2015 Fund, 0.36% for the 2020 Fund, 0.36% for the 2025 Fund, 0.35% for the 2030 Fund, 0.36% for the 2035 Fund, 0.35% for the 2040 Fund, 0.35% for the 2045 Fund, 0.35% for the 2050 Fund, 0.36% for the 2055 Fund and 0.36% for the 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	13

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2019

All twelve of the TIAA-CREF Lifecycle Index Funds posted gains that approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 6.78% for the Retirement Income Fund to 12.14% for the 2060 Fund. The performance tables show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their composite benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.19 of a percentage point for the 2040 Fund to 0.27 of a percentage point for the 2025, 2055 and 2060 Funds. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Stocks and bonds climbed higher as the economy continued to prosper

The U.S. economy continued to expand over the six-month period, supported by a historically strong labor market and continued moderate inflation. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.0% in the second quarter of 2019, followed by 2.1% in the third quarter, according to the government’s “second” estimate. Unemployment touched 3.5% in September and ended the period at that rate—its lowest level in nearly half a century. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended November 30, 2019, while oil prices increased.

During the six months, the Federal Reserve reduced the federal funds target rate for the first time since December 2008. The Fed lowered the key short-term interest-rate measure three times between July and October 2019 to 1.50%–1.75%. Policymakers cited concerns over the slowing of some global economies and ongoing trade tensions between the United States and China.

Domestic and international stocks both performed well for the six months. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 14.80%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, advanced 8.68% in U.S.-dollar terms.

U.S. investment-grade bonds gained ground as yields declined across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 3.81% for the six months. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 1.60%.

14	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Equity funds produced largest gains

The Lifecycle Index Funds may invest in up to five sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

Over the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—benefited from strong U.S. stock gains, solid international equity returns and more modest fixed-income advances. The Equity Index Fund posted the largest gain among the underlying funds. The International Equity Index Fund and Emerging Markets Equity Index Fund also generated solid returns. Among fixed-income investments, the Bond Index Fund, the Short-Term Bond Index Fund and the Inflation-Linked Bond Fund also recorded positive results.

Stock funds contributed most to performance

The Lifecycle Index Funds with larger equity allocations generated higher returns. As examples, the 2040, 2045, 2050, 2055 and 2060 Funds, each with at least 82% of its assets allocated to stocks, generated returns of 11.25% or higher over the period. In contrast, the Retirement Income and 2010 Funds, each with at least 40% of its assets allocated to fixed-income sectors, gained less than 7.00%. (Performance of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	15

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2019

Lifecycle Index Retirement Income Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	6.90%	11.28%	5.13%		6.46%		0.28%	0.10%
Advisor Class	12/4/15	6.86	11.15	5.04	†	6.28	†	0.36	0.18
Premier Class	9/30/09	6.89	11.12	4.96		6.30		0.42	0.25
Retirement Class	9/30/09	6.78	10.95	4.86		6.19		0.53	0.35
Lifecycle Index Retirement Income Fund Composite Index‡	—	7.04	11.45	5.19		6.58		—	—
Broad market index
S&P Target Date Retirement Income Index	—	6.17	10.00	4.37		5.38		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

16	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

Asset allocation

	% of net assets as of 11/30/19	% of target allocation for 6/30/20
Equity
U.S. equity	28.42	28.00
International equity	11.87	12.00
Fixed income
Fixed income	39.92	40.00
Short-term fixed income	9.78	10.00
Inflation-protected assets	9.81	10.00
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	17

Lifecycle Index 2010 Fund

Performance as of November 30, 2019

Lifecycle Index 2010 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	7.02%	11.28%	5.29%		6.89%		0.25%	0.10%
Advisor Class	12/4/15	7.02	11.30	5.21	†	6.72	†	0.33	0.18
Premier Class	9/30/09	6.97	11.15	5.12		6.74		0.40	0.25
Retirement Class	9/30/09	6.88	11.02	5.02		6.62		0.50	0.35
Lifecycle Index 2010 Fund Composite Index‡	—	7.14	11.51	5.37		7.02		—	—
Broad market index
S&P Target Date 2010 Index	—	6.53	10.18	4.80		6.14		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.9% Bloomberg Barclays U.S. Aggregate Bond Index; 28.4% Russell 3000® Index; 12.1% MSCI EAFE + Emerging Markets Index; 9.8% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 9.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Asset allocation
	% of net assets as of 11/30/19	% of target allocation for 6/30/20
Equity
U.S. equity	28.62	28.00
International equity	12.06	12.00
Fixed income
Fixed income	39.41	40.00
Short-term fixed income	9.52	10.00
Inflation-protected assets	9.55	10.00
Other assets & liabilities, net	0.84	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	19

Lifecycle Index 2015 Fund

Performance as of November 30, 2019

Lifecycle Index 2015 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	7.55%	11.70%	5.64%		7.36%		0.23%	0.10%
Advisor Class	12/4/15	7.55	11.68	5.57	†	7.19	†	0.31	0.18
Premier Class	9/30/09	7.52	11.52	5.47		7.19		0.38	0.25
Retirement Class	9/30/09	7.42	11.45	5.37		7.09		0.48	0.35
Lifecycle Index 2015 Fund Composite Index‡	—	7.68	11.91	5.71		7.49		—	—
Broad market index
S&P Target Date 2015 Index	—	7.02	10.40	5.26		6.87		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.9% Bloomberg Barclays U.S. Aggregate Bond Index; 31.9% Russell 3000® Index; 13.6% MSCI EAFE + Emerging Markets Index; 7.8% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 7.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

Asset allocation
	% of net assets as of 11/30/19	% of target allocation for 6/30/20
Equity
U.S. equity	32.03	31.50
International equity	13.50	13.50
Fixed income
Fixed income	38.90	39.00
Short-term fixed income	7.67	8.00
Inflation-protected assets	7.74	8.00
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	21

Lifecycle Index 2020 Fund

Performance as of November 30, 2019

Lifecycle Index 2020 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.17%	12.09%	6.05%		7.93%		0.21%	0.10%
Advisor Class	12/4/15	8.11	11.98	5.94	†	7.75	†	0.29	0.18
Premier Class	9/30/09	8.09	11.92	5.88		7.76		0.36	0.25
Retirement Class	9/30/09	8.06	11.78	5.78		7.67		0.46	0.35
Lifecycle Index 2020 Fund Composite Index‡	—	8.27	12.30	6.13		8.06		—	—
Broad market index
S&P Target Date 2020 Index	—	7.56	10.76	5.69		7.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2020 Fund Composite Index consisted of: 37.5% Bloomberg Barclays U.S. Aggregate Bond Index; 35.6% Russell 3000® Index; 15.3% MSCI EAFE + Emerging Markets Index; 5.8% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 5.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Asset allocation
	% of net assets as of 11/30/19	% of target allocation for 6/30/20
Equity
U.S. equity	35.84	35.00
International equity	15.08	15.00
Fixed income
Fixed income	37.57	38.00
Short-term fixed income	5.65	6.00
Inflation-protected assets	5.74	6.00
Other assets & liabilities, net	0.12	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	23

Lifecycle Index 2025 Fund

Performance as of November 30, 2019

Lifecycle Index 2025 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	8.98%	12.56%	6.55%		8.55%		0.21%	0.10%
Advisor Class	12/4/15	8.93	12.44	6.44	†	8.36	†	0.31	0.20
Premier Class	9/30/09	8.96	12.39	6.40		8.39		0.36	0.25
Retirement Class	9/30/09	8.82	12.27	6.28		8.28		0.46	0.35
Lifecycle Index 2025 Fund Composite Index‡	—	9.09	12.78	6.62		8.67		—	—
Broad market index
S&P Target Date 2025 Index	—	8.44	11.22	6.16		8.10		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2025 Fund Composite Index consisted of: 41.2% Russell 3000® Index; 33.5% Bloomberg Barclays U.S. Aggregate Bond Index; 17.7% MSCI EAFE + Emerging Markets Index; 3.8% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 3.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

Asset allocation
	% of net assets as of 11/30/19	% of target allocation for 6/30/20
Equity
U.S. equity	41.41	40.60
International equity	17.43	17.40
Fixed income
Fixed income	33.60	34.00
Short-term fixed income	3.66	4.00
Inflation-protected assets	3.77	4.00
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	25

Lifecycle Index 2030 Fund

Performance as of November 30, 2019

Lifecycle Index 2030 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	9.82%	13.02%	7.04%		9.16%		0.20%	0.10%
Advisor Class	12/4/15	9.78	12.93	6.92	†	8.96	†	0.29	0.19
Premier Class	9/30/09	9.76	12.86	6.88		9.00		0.35	0.25
Retirement Class	9/30/09	9.69	12.68	6.76		8.88		0.45	0.35
Lifecycle Index 2030 Fund Composite Index‡	—	9.91	13.23	7.11		9.27		—	—
Broad market index
S&P Target Date 2030 Index	—	9.37	11.67	6.61		8.62		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2030 Fund Composite Index consisted of: 46.8% Russell 3000® Index; 29.5% Bloomberg Barclays U.S. Aggregate Bond Index; 20.1% MSCI EAFE + Emerging Markets Index; 1.8% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 1.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Asset allocation
	% of net assets as of 11/30/19	% of target allocation for 6/30/20
Equity
U.S. equity	46.97	46.20
International equity	19.83	19.80
Fixed income
Fixed income	29.61	30.00
Short-term fixed income	1.69	2.00
Inflation-protected assets	1.77	2.00
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	27

Lifecycle Index 2035 Fund

Performance as of November 30, 2019

Lifecycle Index 2035 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	10.62%	13.40%	7.49%		9.72%		0.19%	0.10%
Advisor Class	12/4/15	10.58	13.31	7.41	†	9.54	†	0.28	0.19
Premier Class	9/30/09	10.57	13.25	7.34		9.55		0.34	0.25
Retirement Class	9/30/09	10.51	13.13	7.23		9.45		0.44	0.35
Lifecycle Index 2035 Fund Composite Index‡	—	10.71	13.62	7.55		9.84		—	—
Broad market index
S&P Target Date 2035 Index	—	10.23	12.03	7.02		9.07		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2035 Fund Composite Index consisted of: 52.4% Russell 3000® Index; 25.1% Bloomberg Barclays U.S. Aggregate Bond Index; and 22.5% MSCI EAFE + Emerging Markets Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	52.38	51.80
International equity	22.35	22.20
Fixed income	25.14	26.00
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	29

Lifecycle Index 2040 Fund

Performance as of November 30, 2019

Lifecycle Index 2040 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	11.35%	13.63%	7.92%		10.11%		0.19%	0.10%
Advisor Class	12/4/15	11.31	13.52	7.81	†	9.93	†	0.27	0.18
Premier Class	9/30/09	11.25	13.43	7.75		9.94		0.34	0.25
Retirement Class	9/30/09	11.25	13.31	7.64		9.85		0.44	0.35
Lifecycle Index 2040 Fund Composite Index‡	—	11.44	13.81	7.96		10.22		—	—
Broad market index
S&P Target Date 2040 Index	—	10.78	12.29	7.31		9.38		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2040 Fund Composite Index consisted of: 58.0% Russell 3000® Index; 24.9% MSCI EAFE + Emerging Markets Index; and 17.1% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	58.14	57.40
International equity	24.59	24.60
Fixed income	17.09	18.00
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	31

Lifecycle Index 2045 Fund

Performance as of November 30, 2019

Lifecycle Index 2045 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	11.93%	13.78%	8.15%		10.23%		0.19%	0.10%
Advisor Class	12/4/15	11.95	13.71	8.04	†	10.04	†	0.29	0.19
Premier Class	9/30/09	11.89	13.62	8.00		10.07		0.34	0.25
Retirement Class	9/30/09	11.84	13.51	7.89		9.97		0.44	0.35
Lifecycle Index 2045 Fund Composite Index‡	—	12.06	14.00	8.22		10.35		—	—
Broad market index
S&P Target Date 2045 Index	—	11.11	12.43	7.48		9.59		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.1% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 9.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	63.03	63.00
International equity	26.89	27.00
Fixed income	9.89	10.00
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	33

Lifecycle Index 2050 Fund

Performance as of November 30, 2019

Lifecycle Index 2050 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	12.10%	13.81%	8.25%		10.29%		0.19%	0.10%
Advisor Class	12/4/15	12.06	13.72	8.15	†	10.10	†	0.28	0.18
Premier Class	9/30/09	12.01	13.67	8.10		10.12		0.34	0.25
Retirement Class	9/30/09	11.96	13.51	7.99		10.02		0.44	0.35
Lifecycle Index 2050 Fund Composite Index‡	—	12.18	14.03	8.31		10.40		—	—
Broad market index
S&P Target Date 2050 Index	—	11.25	12.43	7.61		9.75		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2050 Fund Composite Index consisted of: 64.0% Russell 3000® Index; 27.4% MSCI EAFE + Emerging Markets Index; and 8.6% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	63.99	63.87
International equity	27.19	27.38
Fixed income	8.61	8.75
Other assets & liabilities, net	0.21	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	35

Lifecycle Index 2055 Fund

Performance as of November 30, 2019

Lifecycle Index 2055 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception					since
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	4/29/11	12.22%	13.79%	8.35%		9.11%		0.22%	0.10%
Advisor Class	12/4/15	12.16	13.77	8.25	†	8.94	†	0.30	0.18
Premier Class	4/29/11	12.12	13.68	8.18		8.95		0.36	0.25
Retirement Class	4/29/11	12.02	13.54	8.07		8.84		0.46	0.35
Lifecycle Index 2055 Fund Composite Index‡	—	12.29	14.05	8.40		9.21	§	—	—
Broad market index
S&P Target Date 2055 Index	—	11.34	12.48	7.69		8.43	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2055 Fund Composite Index consisted of: 64.8% Russell 3000® Index; 27.8% MSCI EAFE + Emerging Markets Index; and 7.4% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

36	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	64.80	64.75
International equity	27.46	27.75
Fixed income	7.33	7.50
Other assets & liabilities, net	0.41	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	37

Lifecycle Index 2060 Fund

Performance as of November 30, 2019

Lifecycle Index 2060 Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception					since
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	9/26/14	12.36%	13.83%	8.45%		8.69%		0.33%	0.10%
Advisor Class	12/4/15	12.18	13.70	8.34	†	8.58	†	0.41	0.18
Premier Class	9/26/14	12.20	13.61	8.28		8.52		0.48	0.25
Retirement Class	9/26/14	12.14	13.56	8.17		8.42		0.58	0.35
Lifecycle Index 2060 Fund Composite Index‡	—	12.41	14.08	8.50		8.77	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	11.44	12.55	7.78		8.01	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2019, the Lifecycle Index 2060 Fund Composite Index consisted of: 65.7% Russell 3000® Index; 28.2% MSCI EAFE + Emerging Markets Index; and 6.1% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

Asset allocation

	% of net	% of target
	assets as of	allocation
	11/30/19	for 6/30/20
Equity
U.S. equity	65.45	65.62
International equity	27.91	28.13
Fixed income	6.10	6.25
Other assets & liabilities, net	0.54	—
Total	100.00	100.00

Target allocation

For June 30, 2020

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—39.9%
15,761,771	TIAA-CREF Bond Index Fund		$175,743,746	39.9%
	TOTAL FIXED INCOME		175,743,746	39.9

INFLATION-PROTECTED ASSETS—9.8%
3,756,518	TIAA-CREF Inflation-Linked Bond Fund		43,199,952	9.8
	TOTAL INFLATION-PROTECTED ASSETS		43,199,952	9.8

INTERNATIONAL EQUITY—11.9%
1,316,166	TIAA-CREF Emerging Markets Equity Index Fund		14,583,124	3.3
1,881,895	TIAA-CREF International Equity Index Fund		37,675,546	8.6
	TOTAL INTERNATIONAL EQUITY		52,258,670	11.9

SHORT-TERM FIXED INCOME—9.8%
4,311,883	TIAA-CREF Short-Term Bond Index Fund		43,075,709	9.8
	TOTAL SHORT-TERM FIXED INCOME		43,075,709	9.8

U.S. EQUITY—28.4%
5,404,286	TIAA-CREF Equity Index Fund		125,163,256	28.4
	TOTAL U.S. EQUITY		125,163,256	28.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $394,720,340)	439,441,333	99.8

	TOTAL PORTFOLIO	(Cost $394,720,340)	439,441,333	99.8
	OTHER ASSETS & LIABILITIES, NET		893,524	0.2
	NET ASSETS		$440,334,857	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

40	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2010 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.2%[a]
FIXED INCOME—39.4%
18,186,759	TIAA-CREF Bond Index Fund		$202,782,361	39.4%
	TOTAL FIXED INCOME		202,782,361	39.4

INFLATION-PROTECTED ASSETS—9.6%
4,268,986	TIAA-CREF Inflation-Linked Bond Fund		49,093,342	9.6
	TOTAL INFLATION-PROTECTED ASSETS		49,093,342	9.6

INTERNATIONAL EQUITY—12.1%
1,559,734	TIAA-CREF Emerging Markets Equity Index Fund		17,281,851	3.4
2,235,365	TIAA-CREF International Equity Index Fund		44,752,014	8.7
	TOTAL INTERNATIONAL EQUITY		62,033,865	12.1

SHORT-TERM FIXED INCOME—9.5%
4,900,162	TIAA-CREF Short-Term Bond Index Fund		48,952,622	9.5
	TOTAL SHORT-TERM FIXED INCOME		48,952,622	9.5

U.S. EQUITY—28.6%
6,355,932	TIAA-CREF Equity Index Fund		147,203,391	28.6
	TOTAL U.S. EQUITY		147,203,391	28.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $426,703,427)	510,065,581	99.2

	TOTAL PORTFOLIO	(Cost $426,703,427)	510,065,581	99.2
	OTHER ASSETS & LIABILITIES, NET		4,335,768	0.8
	NET ASSETS		$514,401,349	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—38.9%
35,096,800	TIAA-CREF Bond Index Fund		$391,329,320	38.9%
	TOTAL FIXED INCOME		391,329,320	38.9

INFLATION-PROTECTED ASSETS—7.7%
6,767,473	TIAA-CREF Inflation-Linked Bond Fund		77,825,940	7.7
	TOTAL INFLATION-PROTECTED ASSETS		77,825,940	7.7

INTERNATIONAL EQUITY—13.5%
3,450,016	TIAA-CREF Emerging Markets Equity Index Fund		38,226,179	3.8
4,872,933	TIAA-CREF International Equity Index Fund		97,556,110	9.7
	TOTAL INTERNATIONAL EQUITY		135,782,289	13.5

SHORT-TERM FIXED INCOME—7.7%
7,727,219	TIAA-CREF Short-Term Bond Index Fund		77,194,921	7.7
	TOTAL SHORT-TERM FIXED INCOME		77,194,921	7.7

U.S. EQUITY—32.0%
13,908,664	TIAA-CREF Equity Index Fund		322,124,668	32.0
	TOTAL U.S. EQUITY		322,124,668	32.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $834,548,920)	1,004,257,138	99.8

	TOTAL PORTFOLIO	(Cost $834,548,920)	1,004,257,138	99.8
	OTHER ASSETS & LIABILITIES, NET		1,568,850	0.2
	NET ASSETS		$1,005,825,988	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

42	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2020 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—37.6%
88,583,408	TIAA-CREF Bond Index Fund		$987,704,997	37.6%
	TOTAL FIXED INCOME		987,704,997	37.6

INFLATION-PROTECTED ASSETS—5.7%
13,133,068	TIAA-CREF Inflation-Linked Bond Fund		151,030,280	5.7
	TOTAL INFLATION-PROTECTED ASSETS		151,030,280	5.7

INTERNATIONAL EQUITY—15.1%
9,999,686	TIAA-CREF Emerging Markets Equity Index Fund		110,796,517	4.2
14,257,283	TIAA-CREF International Equity Index Fund		285,430,798	10.9
	TOTAL INTERNATIONAL EQUITY		396,227,315	15.1

SHORT-TERM FIXED INCOME—5.7%
14,862,463	TIAA-CREF Short-Term Bond Index Fund		148,476,008	5.7
	TOTAL SHORT-TERM FIXED INCOME		148,476,008	5.7

U.S. EQUITY—35.8%
40,658,707	TIAA-CREF Equity Index Fund		941,655,659	35.8
	TOTAL U.S. EQUITY		941,655,659	35.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,233,983,922)	2,625,094,259	99.9

	TOTAL PORTFOLIO	(Cost $2,233,983,922)	2,625,094,259	99.9
	OTHER ASSETS & LIABILITIES, NET		3,229,840	0.1
	NET ASSETS		$2,628,324,099	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	43

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—33.6%
106,529,443	TIAA-CREF Bond Index Fund		$1,187,803,288	33.6%
	TOTAL FIXED INCOME		1,187,803,288	33.6

INFLATION-PROTECTED ASSETS—3.8%
11,591,823	TIAA-CREF Inflation-Linked Bond Fund		133,305,966	3.8
	TOTAL INFLATION-PROTECTED ASSETS		133,305,966	3.8

INTERNATIONAL EQUITY—17.4%
15,639,594	TIAA-CREF Emerging Markets Equity Index Fund		173,286,700	4.9
22,115,279	TIAA-CREF International Equity Index Fund		442,747,876	12.5
	TOTAL INTERNATIONAL EQUITY		616,034,576	17.4

SHORT-TERM FIXED INCOME—3.7%
12,947,757	TIAA-CREF Short-Term Bond Index Fund		129,348,096	3.7
	TOTAL SHORT-TERM FIXED INCOME		129,348,096	3.7

U.S. EQUITY—41.4%
63,203,298	TIAA-CREF Equity Index Fund		1,463,788,377	41.4
	TOTAL U.S. EQUITY		1,463,788,377	41.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,015,321,663)	3,530,280,303	99.9

	TOTAL PORTFOLIO	(Cost $3,015,321,663)	3,530,280,303	99.9
	OTHER ASSETS & LIABILITIES, NET		4,706,208	0.1
	NET ASSETS		$3,534,986,511	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

44	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2030 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—29.6%
100,129,607	TIAA-CREF Bond Index Fund		$1,116,445,117	29.6%
	TOTAL FIXED INCOME		1,116,445,117	29.6

INFLATION-PROTECTED ASSETS—1.8%
5,802,383	TIAA-CREF Inflation-Linked Bond Fund		66,727,409	1.8
	TOTAL INFLATION-PROTECTED ASSETS		66,727,409	1.8

INTERNATIONAL EQUITY—19.8%
19,215,705	TIAA-CREF Emerging Markets Equity Index Fund		212,910,007	5.6
26,721,530	TIAA-CREF International Equity Index Fund		534,965,038	14.2
	TOTAL INTERNATIONAL EQUITY		747,875,045	19.8

SHORT-TERM FIXED INCOME—1.7%
6,394,198	TIAA-CREF Short-Term Bond Index Fund		63,878,042	1.7
	TOTAL SHORT-TERM FIXED INCOME		63,878,042	1.7

U.S. EQUITY—47.0%
76,469,947	TIAA-CREF Equity Index Fund		1,771,043,967	47.0
	TOTAL U.S. EQUITY		1,771,043,967	47.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,173,147,084)	3,765,969,580	99.9

	TOTAL PORTFOLIO	(Cost $3,173,147,084)	3,765,969,580	99.9
	OTHER ASSETS & LIABILITIES, NET		4,931,823	0.1
	NET ASSETS		$3,770,901,403	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—25.1%
77,572,159	TIAA-CREF Bond Index Fund		$864,929,577	25.1%
	TOTAL FIXED INCOME		864,929,577	25.1

INTERNATIONAL EQUITY—22.4%
19,896,873	TIAA-CREF Emerging Markets Equity Index Fund		220,457,353	6.4
27,393,737	TIAA-CREF International Equity Index Fund		548,422,605	16.0
	TOTAL INTERNATIONAL EQUITY		768,879,958	22.4

U.S. EQUITY—52.4%
77,812,172	TIAA-CREF Equity Index Fund		1,802,129,909	52.4
	TOTAL U.S. EQUITY		1,802,129,909	52.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,837,672,857)	3,435,939,444	99.9

	TOTAL PORTFOLIO	(Cost $2,837,672,857)	3,435,939,444	99.9
	OTHER ASSETS & LIABILITIES, NET		4,304,223	0.1
	NET ASSETS		$3,440,243,667	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

46	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2040 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—17.1%
55,356,480	TIAA-CREF Bond Index Fund		$617,224,753	17.1%
	TOTAL FIXED INCOME		617,224,753	17.1

INTERNATIONAL EQUITY—24.6%
23,126,020	TIAA-CREF Emerging Markets Equity Index Fund		256,236,304	7.1
31,585,016	TIAA-CREF International Equity Index Fund		632,332,018	17.5
	TOTAL INTERNATIONAL EQUITY		888,568,322	24.6

U.S. EQUITY—58.1%
90,709,797	TIAA-CREF Equity Index Fund		2,100,838,904	58.1
	TOTAL U.S. EQUITY		2,100,838,904	58.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,910,286,439)	3,606,631,979	99.8

	TOTAL PORTFOLIO	(Cost $2,910,286,439)	3,606,631,979	99.8
	OTHER ASSETS & LIABILITIES, NET		6,261,045	0.2
	NET ASSETS		$3,612,893,024	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—9.9%
21,744,617	TIAA-CREF Bond Index Fund		$242,452,481	9.9%
	TOTAL FIXED INCOME		242,452,481	9.9

INTERNATIONAL EQUITY—26.9%
17,067,988	TIAA-CREF Emerging Markets Equity Index Fund		189,113,304	7.7
23,498,793	TIAA-CREF International Equity Index Fund		470,445,831	19.2
	TOTAL INTERNATIONAL EQUITY		659,559,135	26.9

U.S. EQUITY—63.0%
66,748,631	TIAA-CREF Equity Index Fund		1,545,898,299	63.0
	TOTAL U.S. EQUITY		1,545,898,299	63.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,021,767,513)	2,447,909,915	99.8

	TOTAL PORTFOLIO	(Cost $2,021,767,513)	2,447,909,915	99.8
	OTHER ASSETS & LIABILITIES, NET		4,781,090	0.2
	NET ASSETS		$2,452,691,005	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

48	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2050 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—8.6%
14,689,818	TIAA-CREF Bond Index Fund		$163,791,471	8.6%
	TOTAL FIXED INCOME		163,791,471	8.6

INTERNATIONAL EQUITY—27.2%
13,414,721	TIAA-CREF Emerging Markets Equity Index Fund		148,635,114	7.8
18,401,877	TIAA-CREF International Equity Index Fund		368,405,581	19.4
	TOTAL INTERNATIONAL EQUITY		517,040,695	27.2

U.S. EQUITY—64.0%
52,533,758	TIAA-CREF Equity Index Fund		1,216,681,839	64.0
	TOTAL U.S. EQUITY		1,216,681,839	64.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,583,013,902)	1,897,514,005	99.8

	TOTAL PORTFOLIO	(Cost $1,583,013,902)	1,897,514,005	99.8
	OTHER ASSETS & LIABILITIES, NET		3,976,013	0.2
	NET ASSETS		$1,901,490,018	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
FIXED INCOME—7.3%
5,502,908	TIAA-CREF Bond Index Fund		$61,357,424	7.3%
	TOTAL FIXED INCOME		61,357,424	7.3

INTERNATIONAL EQUITY—27.5%
5,970,684	TIAA-CREF Emerging Markets Equity Index Fund		66,155,180	7.9
8,171,094	TIAA-CREF International Equity Index Fund		163,585,306	19.6
	TOTAL INTERNATIONAL EQUITY		229,740,486	27.5

U.S. EQUITY—64.8%
23,402,848	TIAA-CREF Equity Index Fund		542,009,966	64.8
	TOTAL U.S. EQUITY		542,009,966	64.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $718,238,377)	833,107,876	99.6

	TOTAL PORTFOLIO	(Cost $718,238,377)	833,107,876	99.6
	OTHER ASSETS & LIABILITIES, NET		3,407,972	0.4
	NET ASSETS		$836,515,848	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

50	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2060 Fund  ■  November 30, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.5%[a]
FIXED INCOME—6.1%
1,273,791	TIAA-CREF Bond Index Fund		$14,202,775	6.1%
	TOTAL FIXED INCOME		14,202,775	6.1

INTERNATIONAL EQUITY—27.9%
1,681,209	TIAA-CREF Emerging Markets Equity Index Fund		18,627,799	8.0
2,314,626	TIAA-CREF International Equity Index Fund		46,338,814	19.9
	TOTAL INTERNATIONAL EQUITY		64,966,613	27.9

U.S. EQUITY—65.5%
6,574,822	TIAA-CREF Equity Index Fund		152,272,888	65.5
	TOTAL U.S. EQUITY		152,272,888	65.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $206,643,580)	231,442,276	99.5

	TOTAL PORTFOLIO	(Cost $206,643,580)	231,442,276	99.5
	OTHER ASSETS & LIABILITIES, NET		1,260,116	0.5
	NET ASSETS		$232,702,392	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	51

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2019

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
ASSETS
Affiliated investments, at value‡	$439,441,333	$510,065,581	$1,004,257,138	$2,625,094,259	$3,530,280,303	$3,765,969,580
Cash	204,269	925,361	1,463,585	4,314,313	5,523,443	6,018,779
Receivable from securities transactions	—	—	5,240,934	—	—	—
Receivable from Fund shares sold	514,107	3,878,436	643,252	2,046,162	5,503,145	5,513,801
Dividends receivable	463,793	536,507	992,365	2,410,434	2,789,325	2,501,685
Due from affiliates	53,957	58,227	95,997	224,093	279,495	275,956
Other	7,097	15,610	28,675	55,488	62,579	65,726
Total assets	440,684,556	515,479,722	1,012,721,946	2,634,144,749	3,544,438,290	3,780,345,527
LIABILITIES
Management fees payable	66,796	77,602	148,671	378,012	489,389	502,726
Service agreement fees payable	8,559	15,500	27,514	69,168	93,786	90,786
Distribution fees payable	3,764	4,291	11,504	33,753	44,321	42,767
Due to affiliates	7,631	7,826	9,091	13,052	15,087	15,680
Payable for securities transactions	194,050	913,200	6,618,806	3,919,550	7,856,350	8,186,850
Payable for Fund shares redeemed	44,430	20,569	15,811	1,274,994	772,413	420,773
Payable for trustee compensation	7,135	15,641	28,698	55,597	62,788	65,943
Accrued expenses and other payables	17,334	23,744	35,863	76,524	117,645	118,599
Total liabilities	349,699	1,078,373	6,895,958	5,820,650	9,451,779	9,444,124
NET ASSETS	$440,334,857	$514,401,349	$1,005,825,988	$2,628,324,099	$3,534,986,511	$3,770,901,403
NET ASSETS CONSIST OF:
Paid-in-capital	$398,605,925	$430,742,808	$834,012,239	$2,229,766,075	$3,010,584,987	$3,172,593,731
Total distributable earnings (loss)	41,728,932	83,658,541	171,813,749	398,558,024	524,401,524	598,307,672
NET ASSETS	$440,334,857	$514,401,349	$1,005,825,988	$2,628,324,099	$3,534,986,511	$3,770,901,403
INSTITUTIONAL CLASS:
Net assets	$369,024,525	$403,008,199	$781,047,407	$2,025,504,295	$2,725,607,431	$2,985,920,062
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	24,305,131	24,923,398	46,078,726	112,452,564	143,001,248	148,358,699
Net asset value per share	$15.18	$16.17	$16.95	$18.01	$19.06	$20.13
ADVISOR CLASS:
Net assets	$1,421,097	$120,790	$521,847	$4,725,447	$2,129,133	$3,799,083
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	93,605	7,469	30,794	262,659	111,876	189,005
Net asset value per share	$15.18	$16.17	$16.95	$17.99	$19.03	$20.10
PREMIER CLASS:
Net assets	$30,819,447	$35,146,724	$94,189,213	$276,521,342	$363,581,711	$350,611,649
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,031,550	2,182,291	5,584,092	15,436,861	19,169,197	17,514,688
Net asset value per share	$15.17	$16.11	$16.87	$17.91	$18.97	$20.02
RETIREMENT CLASS:
Net assets	$39,069,788	$76,125,636	$130,067,521	$321,573,015	$443,668,236	$430,570,609
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,578,553	4,753,752	7,741,524	18,025,124	23,508,749	21,611,692
Net asset value per share	$15.15	$16.01	$16.80	$17.84	$18.87	$19.92
‡ Affiliated investments, cost	$394,720,340	$426,703,427	$834,548,920	$2,233,983,922	$3,015,321,663	$3,173,147,084

52	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	53

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2019

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
ASSETS
Affiliated investments, at value‡	$3,435,939,444	$3,606,631,979	$2,447,909,915	$1,897,514,005	$833,107,876	$231,442,276
Cash	7,233,556	6,255,617	5,527,223	3,679,177	1,504,132	696,552
Receivable from securities transactions	28,864,491	—	—	—	—	—
Receivable from Fund shares sold	5,331,369	6,297,072	5,516,908	4,514,829	2,768,617	1,104,506
Dividends receivable	1,832,413	1,306,845	513,436	347,550	130,475	29,406
Due from affiliates	234,534	233,160	158,923	128,760	68,418	28,035
Other	61,447	68,339	38,897	27,744	9,240	1,896
Total assets	3,479,497,254	3,620,793,012	2,459,665,302	1,906,212,065	837,588,758	233,302,671
LIABILITIES
Management fees payable	442,387	453,381	299,859	231,668	101,474	27,481
Service agreement fees payable	81,837	77,561	56,367	48,274	24,267	6,927
Distribution fees payable	41,165	36,374	27,757	22,671	8,719	1,569
Due to affiliates	14,770	15,259	12,342	11,026	8,440	7,035
Payable for securities transactions	37,873,484	6,838,800	6,038,600	4,090,750	784,650	489,050
Payable for Fund shares redeemed	630,619	296,570	407,337	222,344	70,117	44,289
Payable for trustee compensation	61,616	68,497	39,014	27,866	9,317	1,928
Accrued expenses and other payables	107,709	113,546	93,021	67,448	65,926	22,000
Total liabilities	39,253,587	7,899,988	6,974,297	4,722,047	1,072,910	600,279
NET ASSETS	$3,440,243,667	$3,612,893,024	$2,452,691,005	$1,901,490,018	$836,515,848	$232,702,392
NET ASSETS CONSIST OF:
Paid-in-capital	$2,840,768,321	$2,920,436,844	$2,030,119,929	$1,589,836,056	$723,232,236	$209,491,041
Total distributable earnings (loss)	599,475,346	692,456,180	422,571,076	311,653,962	113,283,612	23,211,351
NET ASSETS	$3,440,243,667	$3,612,893,024	$2,452,691,005	$1,901,490,018	$836,515,848	$232,702,392
INSTITUTIONAL CLASS:
Net assets	$2,709,721,967	$2,939,864,877	$1,950,400,479	$1,479,077,774	$645,665,837	$185,108,216
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	128,131,535	134,392,938	88,480,435	66,807,942	36,413,615	13,574,214
Net asset value per share	$21.15	$21.88	$22.04	$22.14	$17.73	$13.64
ADVISOR CLASS:
Net assets	$2,575,170	$3,030,857	$2,194,232	$2,381,993	$1,129,455	$908,044
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	121,935	138,694	99,694	107,741	63,784	66,615
Net asset value per share	$21.12	$21.85	$22.01	$22.11	$17.71	$13.63
PREMIER CLASS:
Net assets	$338,283,765	$299,582,083	$229,026,437	$187,404,498	$72,567,298	$13,336,316
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,088,435	13,774,863	10,444,981	8,514,020	4,106,571	979,655
Net asset value per share	$21.03	$21.75	$21.93	$22.01	$17.67	$13.61
RETIREMENT CLASS:
Net assets	$389,662,765	$370,415,207	$271,069,857	$232,625,753	$117,153,258	$33,349,816
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,619,726	17,103,654	12,424,868	10,622,503	6,648,743	2,456,582
Net asset value per share	$20.93	$21.66	$21.82	$21.90	$17.62	$13.58
‡ Affiliated investments, cost	$2,837,672,857	$2,910,286,439	$2,021,767,513	$1,583,013,902	$718,238,377	$206,643,580

54	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	55

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2019

Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,277,235	$3,784,606	$6,858,229	$15,806,562	$17,403,098	$14,906,667
Total income	3,277,235	3,784,606	6,858,229	15,806,562	17,403,098	14,906,667

EXPENSES
Management fees	380,901	444,281	857,497	2,143,459	2,728,540	2,801,574
Shareholder servicing — Institutional Class	12,667	2,751	3,305	14,061	6,054	6,646
Shareholder servicing — Advisor Class	307	7	111	1,170	741	1,179
Shareholder servicing — Premier Class	52	40	61	113	145	137
Shareholder servicing — Retirement Class	48,495	92,687	169,205	412,419	554,803	533,310
Distribution fees — Premier Class	22,821	25,561	70,576	201,371	261,046	253,102
Registration fees	33,296	33,125	32,042	38,143	36,894	37,711
Administrative service fees	17,207	17,458	20,423	30,100	35,359	36,905
Trustee fees and expenses	2,177	2,475	4,950	12,815	16,937	18,031
Other expenses	85,414	88,065	135,137	297,734	392,144	401,367
Total expenses	603,337	706,450	1,293,307	3,151,385	4,032,663	4,089,962
Less: Expenses reimbursed by the investment adviser	(110,529)	(99,612)	(113,309)	(193,742)	(243,590)	(251,386)
Fee waiver by investment adviser and Nuveen Securities§	(206,668)	(238,929)	(460,751)	(1,077,826)	(1,297,755)	(1,316,055)
Net expenses	286,140	367,909	719,247	1,879,817	2,491,318	2,522,521

Net investment income (loss)	2,991,095	3,416,697	6,138,982	13,926,745	14,911,780	12,384,146

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(118,141)	78,622	512,421	77,056	(1,259,387)	(1,299,293)
Realized gain (loss) from sale of unaffiliated investments	—	9,247	11,178	—	—	—
Net realized gain (loss) from investments	(118,141)	87,869	523,599	77,056	(1,259,387)	(1,299,293)
Net change in unrealized appreciation (depreciation) from affiliated investments	23,880,443	28,208,813	61,046,616	172,681,411	255,097,830	299,231,503
Net realized and unrealized gain (loss) from investments	23,762,302	28,296,682	61,570,215	172,758,467	253,838,443	297,932,210
Net increase (decrease) in net assets from operations	$26,753,397	$31,713,379	$67,709,197	$186,685,212	$268,750,223	$310,316,356

§   As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

56	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	57

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2019

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$10,262,998	$7,318,637	$2,895,573	$1,952,764	$717,899	$158,221
Total income	10,262,998	7,318,637	2,895,573	1,952,764	717,899	158,221

EXPENSES
Management fees	2,455,537	2,525,434	1,649,568	1,266,613	540,156	141,007
Shareholder servicing — Institutional Class	6,087	7,499	5,984	7,209	5,423	5,206
Shareholder servicing — Advisor Class	809	1,039	810	798	411	327
Shareholder servicing — Premier Class	131	123	97	86	64	43
Shareholder servicing — Retirement Class	483,008	459,086	322,415	282,338	144,043	36,965
Distribution fees — Premier Class	239,220	210,511	159,754	129,739	48,709	8,161
Registration fees	34,805	34,770	33,647	34,452	32,927	32,307
Administrative service fees	34,592	35,650	28,755	25,622	19,398	15,788
Trustee fees and expenses	16,345	17,282	11,556	8,916	3,843	978
Other expenses	358,071	376,309	275,722	225,672	124,983	60,404
Total expenses	3,628,605	3,667,703	2,488,308	1,981,445	919,957	301,186
Less: Expenses reimbursed by the investment adviser	(231,947)	(239,248)	(194,459)	(185,308)	(141,312)	(100,757)
Fee waiver by investment adviser and Nuveen Securities§	(1,052,305)	(1,098,129)	(721,839)	(553,502)	(213,024)	(55,864)
Net expenses	2,344,353	2,330,326	1,572,010	1,242,635	565,621	144,565

Net investment income (loss)	7,918,645	4,988,311	1,323,563	710,129	152,278	13,656

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(1,561,847)	(1,660,280)	(863,279)	(599,982)	(235,601)	(122,812)
Realized gain (loss) from sale of unaffiliated investments	61,607	—	—	—	5,663	31,002
Net realized gain (loss) from investments	(1,500,240)	(1,660,280)	(863,279)	(599,982)	(229,938)	(91,810)
Net change in unrealized appreciation (depreciation) from affiliated investments	298,063,741	338,295,192	239,967,648	185,942,069	80,610,051	21,191,751
Net realized and unrealized gain (loss) from investments	296,563,501	336,634,912	239,104,369	185,342,087	80,380,113	21,099,941
Net increase (decrease) in net assets from operations	$304,482,146	$341,623,223	$240,427,932	$186,052,216	$80,532,391	$21,113,597

§   As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

58	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	59

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$2,991,095	$7,574,024	$3,416,697	$9,853,687	$6,138,982	$19,202,975
Net realized gain (loss) from investments		(118,141)	(878,662)	87,869	661,959	523,599	2,348,372
Net change in unrealized appreciation (depreciation) from affiliated investments		23,880,443	5,093,984	28,208,813	3,815,840	61,046,616	5,531,471
Net increase (decrease) in net assets from operations		26,753,397	11,789,346	31,713,379	14,331,486	67,709,197	27,082,818

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(2,493,119)	(7,217,453)	—	(8,795,987)	—	(17,625,975)
	Advisor Class	(5,518)	(3,262)	—	(5,757)	—	(4,495)
	Premier Class	(208,204)	(587,062)	—	(1,209,362)	—	(2,973,564)
	Retirement Class	(243,546)	(967,164)	—	(1,960,258)	—	(3,719,188)
Total distributions		(2,950,387)	(8,774,941)	—	(11,971,364)	—	(24,323,222)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	82,789,839	143,834,398	75,366,480	106,534,455	146,940,522	211,504,879
	Advisor Class	1,258,432	47,597	—	23,000	337,850	62,681
	Premier Class	2,320,455	15,565,820	2,740,987	6,104,551	4,321,295	28,084,347
	Retirement Class	11,611,355	12,698,444	9,203,198	21,501,787	12,401,088	33,432,646
Reinvestments of distributions:	Institutional Class	2,375,838	7,049,150	—	8,627,350	—	17,231,199
	Advisor Class	4,668	127	—	2,513	—	1,068
	Premier Class	189,078	531,378	—	937,599	—	2,392,009
	Retirement Class	243,451	966,797	—	1,960,258	—	3,719,188
Redemptions:	Institutional Class	(42,621,237)	(79,786,248)	(32,266,956)	(47,661,057)	(71,440,998)	(110,890,178)
	Advisor Class	(37,853)	(165)	—	(86,742)	(1,953)	(13,765)
	Premier Class	(2,926,387)	(7,108,028)	(2,502,292)	(21,412,550)	(11,094,636)	(37,318,880)
	Retirement Class	(9,867,705)	(18,074,045)	(7,961,983)	(31,072,313)	(22,852,004)	(40,253,986)
Net increase (decrease) from shareholder transactions		45,339,934	75,725,225	44,579,434	45,458,851	58,611,164	107,951,208
Net increase (decrease) in net assets		69,142,944	78,739,630	76,292,813	47,818,973	126,320,361	110,710,804

NET ASSETS
Beginning of period		371,191,913	292,452,283	438,108,536	390,289,563	879,505,627	768,794,823
End of period		$440,334,857	$371,191,913	$514,401,349	$438,108,536	$1,005,825,988	$879,505,627

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,578,478	10,207,425	4,772,830	7,124,120	8,892,003	13,548,638
	Advisor Class	84,681	3,340	—	1,515	20,497	3,977
	Premier Class	156,865	1,115,526	174,331	408,238	263,876	1,812,319
	Retirement Class	781,830	900,119	590,005	1,437,985	756,133	2,142,881
Shares reinvested:	Institutional Class	161,740	509,412	—	604,580	—	1,159,569
	Advisor Class	314	9	—	176	—	72
	Premier Class	12,886	38,449	—	65,889	—	161,513
	Retirement Class	16,588	70,096	—	138,436	—	251,807
Shares redeemed:	Institutional Class	(2,875,179)	(5,679,397)	(2,048,086)	(3,178,554)	(4,336,975)	(7,076,572)
	Advisor Class	(2,568)	(12)	—	(5,961)	(118)	(874)
	Premier Class	(197,837)	(510,716)	(159,335)	(1,466,567)	(681,562)	(2,461,029)
	Retirement Class	(660,503)	(1,282,637)	(510,186)	(2,077,760)	(1,386,235)	(2,572,631)
Net increase (decrease) from shareholder transactions		3,057,295	5,371,614	2,819,559	3,052,097	3,527,619	6,969,670

60	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$13,926,745	$45,011,269	$14,911,780	$54,423,273	$12,384,146	$56,617,025
Net realized gain (loss) from investments		77,056	514,244	(1,259,387)	(1,717,745)	(1,299,293)	(3,286,620)
Net change in unrealized appreciation (depreciation) from affiliated investments		172,681,411	13,363,163	255,097,830	12,116,597	299,231,503	417,960
Net increase (decrease) in net assets from operations		186,685,212	58,888,676	268,750,223	64,822,125	310,316,356	53,748,365

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(37,452,893)	—	(43,107,922)	—	(45,516,698)
	Advisor Class	—	(16,630)	—	(21,403)	—	(27,365)
	Premier Class	—	(6,524,587)	—	(7,566,641)	—	(7,307,497)
	Retirement Class	—	(7,587,534)	—	(8,550,742)	—	(8,287,222)
Total distributions		—	(51,581,644)	—	(59,246,708)	—	(61,138,782)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	401,933,218	627,757,567	567,081,547	810,586,401	589,665,038	892,430,063
	Advisor Class	3,915,527	633,494	1,120,743	639,449	2,393,237	1,236,074
	Premier Class	14,677,679	81,493,825	21,596,312	109,633,909	19,656,186	95,958,120
	Retirement Class	33,643,803	77,184,274	46,725,664	95,610,830	41,739,517	93,630,285
Reinvestments of distributions:	Institutional Class	—	36,549,301	—	42,008,838	—	44,597,261
	Advisor Class	—	13,525	—	18,465	—	24,424
	Premier Class	—	5,113,217	—	5,879,742	—	6,191,934
	Retirement Class	—	7,587,534	—	8,550,742	—	8,287,222
Redemptions:	Institutional Class	(153,414,472)	(211,757,764)	(152,044,405)	(206,764,283)	(135,567,018)	(161,513,944)
	Advisor Class	(73,920)	(134,815)	(119,297)	(90,748)	(118,493)	(95,403)
	Premier Class	(16,326,342)	(78,378,922)	(15,511,550)	(85,016,937)	(18,950,979)	(86,325,081)
	Retirement Class	(53,907,273)	(87,501,023)	(48,251,445)	(68,905,453)	(42,454,255)	(76,793,836)
Net increase (decrease) from shareholder transactions		230,448,220	458,560,213	420,597,569	712,150,955	456,363,233	817,627,119
Net increase (decrease) in net assets		417,133,432	465,867,245	689,347,792	717,726,372	766,679,589	810,236,702

NET ASSETS
Beginning of period		2,211,190,667	1,745,323,422	2,845,638,719	2,127,912,347	3,004,221,814	2,193,985,112
End of period		$2,628,324,099	$2,211,190,667	$3,534,986,511	$2,845,638,719	$3,770,901,403	$3,004,221,814

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	22,973,086	37,993,645	30,710,172	46,682,119	30,333,512	48,832,915
	Advisor Class	224,340	37,792	60,936	36,346	123,536	66,385
	Premier Class	845,107	5,005,757	1,182,555	6,398,300	1,023,213	5,337,847
	Retirement Class	1,941,692	4,691,610	2,559,639	5,550,333	2,171,303	5,142,320
Shares reinvested:	Institutional Class	—	2,329,465	—	2,553,729	—	2,589,852
	Advisor Class	—	863	—	1,123	—	1,419
	Premier Class	—	327,351	—	358,521	—	361,046
	Retirement Class	—	487,317	—	523,622	—	484,916
Shares redeemed:	Institutional Class	(8,807,206)	(12,795,243)	(8,268,500)	(11,833,420)	(6,992,751)	(8,808,884)
	Advisor Class	(4,232)	(8,147)	(6,373)	(5,163)	(6,112)	(5,190)
	Premier Class	(942,631)	(4,926,028)	(849,709)	(5,083,253)	(987,275)	(4,972,469)
	Retirement Class	(3,084,214)	(5,300,719)	(2,608,781)	(3,948,933)	(2,183,169)	(4,203,065)
Net increase (decrease) from shareholder transactions		13,145,942	27,843,663	22,779,939	41,233,324	23,482,257	44,827,092

62	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$7,918,645	$50,901,521	$4,988,311	$52,903,957	$1,323,563	$33,481,354
Net realized gain (loss) from investments		(1,500,240)	(880,690)	(1,660,280)	(1,454,175)	(863,279)	203,137
Net change in unrealized appreciation (depreciation) from affiliated investments		298,063,741	(12,030,717)	338,295,192	(29,717,714)	239,967,648	(27,285,690)
Net increase (decrease) in net assets from operations		304,482,146	37,990,114	341,623,223	21,732,068	240,427,932	6,398,801

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(42,731,167)	—	(46,195,022)	—	(28,945,515)
	Advisor Class	—	(15,104)	—	(36,409)	—	(22,061)
	Premier Class	—	(6,760,574)	—	(6,265,293)	—	(4,558,191)
	Retirement Class	—	(7,433,729)	—	(6,882,713)	—	(4,814,857)
Total distributions		—	(56,940,574)	—	(59,379,437)	—	(38,340,624)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	516,714,007	726,217,010	491,336,146	739,199,111	379,781,717	539,605,930
	Advisor Class	1,479,318	999,178	1,016,593	1,903,148	900,502	962,076
	Premier Class	20,179,767	87,188,419	19,703,739	73,681,121	17,108,183	55,370,685
	Retirement Class	37,672,196	81,892,693	33,809,434	85,653,038	27,822,131	60,326,056
Reinvestments of distributions:	Institutional Class	—	41,937,860	—	45,634,271	—	28,542,895
	Advisor Class	—	12,062	—	33,412	—	19,048
	Premier Class	—	5,694,998	—	5,711,372	—	4,156,150
	Retirement Class	—	7,433,729	—	6,882,713	—	4,814,857
Redemptions:	Institutional Class	(119,241,046)	(132,933,915)	(94,229,641)	(103,847,103)	(68,501,575)	(77,204,746)
	Advisor Class	(106,681)	(98,890)	(298,807)	(412,026)	(51,361)	(227,470)
	Premier Class	(9,033,622)	(69,025,034)	(8,622,959)	(77,680,903)	(7,420,093)	(49,430,331)
	Retirement Class	(39,285,942)	(65,048,776)	(38,077,557)	(61,635,435)	(21,749,744)	(44,551,136)
Net increase (decrease) from shareholder transactions		408,377,997	684,269,334	404,636,948	715,122,719	327,889,760	522,384,014
Net increase (decrease) in net assets		712,860,143	665,318,874	746,260,171	677,475,350	568,317,692	490,442,191

NET ASSETS
Beginning of period		2,727,383,524	2,062,064,650	2,866,632,853	2,189,157,503	1,884,373,313	1,393,931,122
End of period		$3,440,243,667	$2,727,383,524	$3,612,893,024	$2,866,632,853	$2,452,691,005	$1,884,373,313

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,360,009	38,012,777	23,395,556	37,400,661	18,011,973	27,173,019
	Advisor Class	72,986	51,854	48,634	95,562	43,026	48,313
	Premier Class	1,002,055	4,625,874	950,495	3,775,084	821,798	2,824,757
	Retirement Class	1,877,222	4,303,697	1,631,277	4,342,829	1,337,748	3,052,721
Shares reinvested:	Institutional Class	—	2,336,371	—	2,474,744	—	1,544,529
	Advisor Class	—	672	—	1,813	—	1,031
	Premier Class	—	318,691	—	311,077	—	225,755
	Retirement Class	—	417,625	—	376,105	—	262,676
Shares redeemed:	Institutional Class	(5,889,768)	(6,939,870)	(4,503,392)	(5,242,649)	(3,252,810)	(3,880,688)
	Advisor Class	(5,268)	(5,204)	(14,212)	(20,528)	(2,419)	(11,256)
	Premier Class	(448,199)	(3,792,724)	(416,687)	(4,153,581)	(358,244)	(2,638,445)
	Retirement Class	(1,933,539)	(3,382,217)	(1,818,650)	(3,126,418)	(1,031,543)	(2,240,978)
Net increase (decrease) from shareholder transactions		20,035,498	35,947,546	19,273,021	36,234,699	15,569,529	26,361,434

64	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	65

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$710,129	$24,459,509	$152,278	$9,448,388	$13,656	$2,302,554
Net realized gain (loss) from investments		(599,982)	(192,087)	(229,938)	(280,274)	(91,810)	(931,799)
Net change in unrealized appreciation (depreciation) from affiliated investments		185,942,069	(21,480,552)	80,610,051	(8,444,193)	21,191,751	(2,257,171)
Net increase (decrease) in net assets from operations		186,052,216	2,786,870	80,532,391	723,921	21,113,597	(886,416)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(20,280,028)	—	(7,650,164)	—	(2,160,725)
	Advisor Class	—	(19,904)	—	(11,903)	—	(9,530)
	Premier Class	—	(3,592,531)	—	(1,231,193)	—	(151,812)
	Retirement Class	—	(3,964,186)	—	(1,805,712)	—	(477,692)
Total distributions		—	(27,856,649)	—	(10,698,972)	—	(2,799,759)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	317,520,696	450,094,863	172,120,049	231,358,285	68,090,254	80,284,131
	Advisor Class	1,042,092	1,037,477	331,502	673,531	293,025	476,069
	Premier Class	16,387,739	50,020,033	10,264,738	27,156,077	4,141,487	5,979,066
	Retirement Class	26,657,150	56,027,329	18,898,790	36,089,563	9,905,688	16,913,677
Reinvestments of distributions:	Institutional Class	—	19,936,442	—	7,473,852	—	1,851,947
	Advisor Class	—	16,870	—	8,892	—	6,326
	Premier Class	—	3,341,349	—	1,121,920	—	96,707
	Retirement Class	—	3,964,187	—	1,805,368	—	448,360
Redemptions:	Institutional Class	(46,939,915)	(54,886,048)	(27,093,236)	(32,555,833)	(11,508,472)	(25,360,162)
	Advisor Class	(55,409)	(42,534)	(62,000)	(54,881)	(59,095)	(36,758)
	Premier Class	(5,502,783)	(40,103,167)	(2,693,040)	(16,433,204)	(685,282)	(2,265,002)
	Retirement Class	(20,843,204)	(32,313,116)	(12,090,961)	(16,023,408)	(5,517,330)	(6,559,390)
Net increase (decrease) from shareholder transactions		288,266,366	457,093,685	159,675,842	240,620,162	64,660,275	71,834,971
Net increase (decrease) in net assets		474,318,582	432,023,906	240,208,233	230,645,111	85,773,872	68,148,796

NET ASSETS
Beginning of period		1,427,171,436	995,147,530	596,307,615	365,662,504	146,928,520	78,779,724
End of period		$1,901,490,018	$1,427,171,436	$836,515,848	$596,307,615	$232,702,392	$146,928,520

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,025,029	22,564,797	10,183,147	14,521,405	5,233,691	6,490,785
	Advisor Class	49,526	51,521	19,672	41,757	22,606	38,509
	Premier Class	783,525	2,536,727	611,133	1,704,879	320,438	488,057
	Retirement Class	1,274,197	2,828,225	1,124,399	2,259,811	762,818	1,374,005
Shares reinvested:	Institutional Class	—	1,075,321	—	503,629	—	162,451
	Advisor Class	—	910	—	599	—	555
	Premier Class	—	181,005	—	75,755	—	8,483
	Retirement Class	—	215,679	—	122,150	—	39,399
Shares redeemed:	Institutional Class	(2,222,519)	(2,737,894)	(1,596,660)	(2,031,281)	(886,429)	(2,099,447)
	Advisor Class	(2,614)	(2,115)	(3,682)	(3,363)	(4,555)	(3,117)
	Premier Class	(264,013)	(2,136,690)	(160,366)	(1,092,624)	(53,182)	(189,566)
	Retirement Class	(988,275)	(1,627,514)	(716,028)	(1,002,708)	(424,035)	(539,673)
Net increase (decrease) from shareholder transactions		13,654,856	22,949,972	9,461,615	15,100,009	4,971,352	5,770,441

66	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	67

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	11/30/19	#	$14.31	$0.11		$0.87	$0.98	$(0.11)	$ —	$(0.11)	$15.18	6.90%[b]		$369,025		0.26%[c]		0.11%[c]		1.51%[c]		8%[b]
	5/31/19		14.22	0.34		0.15	0.49	(0.34)	(0.06)	(0.40)	14.31	3.66		306,742		0.24	[f]	0.07	[f]	2.39		23
	5/31/18		13.81	0.29		0.43	0.72	(0.29)	(0.02)	(0.31)	14.22	5.16		233,165		0.21	[e]	0.00	[e]	2.09		26
	5/31/17		13.09	0.25		0.76	1.01	(0.26)	(0.03)	(0.29)	13.81	7.81		79,296		0.27	[e]	0.00	[e]	1.90		40
	5/31/16		13.35	0.24		(0.24)	0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10		39,882		0.31	[e]	0.02	[e]	1.88		41
	5/31/15		13.06	0.27		0.33	0.60	(0.28)	(0.03)	(0.31)	13.35	4.66		28,537		0.34	[e]	0.04	[e]	2.08		35
Advisor Class:	11/30/19	#	14.31	0.11		0.87	0.98	(0.11)	—	(0.11)	15.18	6.86	[b]	1,421		0.35	[c]	0.20	[c]	1.44	[c]	8	[b]
	5/31/19		14.22	0.33		0.16	0.49	(0.34)	(0.06)	(0.40)	14.31	3.64		160		0.27	[f]	0.10	[f]	2.33		23
	5/31/18		13.82	0.30		0.41	0.71	(0.29)	(0.02)	(0.31)	14.22	5.07		111		0.21	[e]	0.01	[e]	2.13		26
	5/31/17		13.09	0.27		0.75	1.02	(0.26)	(0.03)	(0.29)	13.82	7.86		108		0.29	[e]	0.03	[e]	2.03		40
	5/31/16	‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)	(0.19)	13.09	1.68	[b]	103		0.34	[c,e]	0.03	[c,e]	1.20	[c]	41
Premier Class:	11/30/19	#	14.29	0.10		0.88	0.98	(0.10)	—	(0.10)	15.17	6.89	[b]	30,819		0.41	[c]	0.26	[c]	1.37	[c]	8	[b]
	5/31/19		14.20	0.31		0.17	0.48	(0.32)	(0.06)	(0.38)	14.30	3.44		29,443		0.39	[f]	0.22	[f]	2.20		23
	5/31/18		13.81	0.28		0.40	0.68	(0.27)	(0.02)	(0.29)	14.20	4.94		20,117		0.35	[e]	0.15	[e]	2.00		26
	5/31/17		13.08	0.26		0.74	1.00	(0.24)	(0.03)	(0.27)	13.81	7.73		11,670		0.41	[e]	0.15	[e]	1.95		40
	5/31/16		13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)		12,694		0.46	[e]	0.17	[e]	1.87		41
	5/31/15		13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50		9,788		0.49	[e]	0.19	[e]	1.90		35
Retirement Class:	11/30/19	#	14.28	0.09		0.87	0.96	(0.09)	—	(0.09)	15.15	6.78	[b]	39,070		0.51	[c]	0.36	[c]	1.26	[c]	8	[b]
	5/31/19		14.19	0.31		0.15	0.46	(0.31)	(0.06)	(0.37)	14.28	3.40		34,847		0.49	[f]	0.32	[f]	2.19		23
	5/31/18		13.79	0.26		0.42	0.68	(0.26)	(0.02)	(0.28)	14.19	4.83		39,058		0.45	[e]	0.25	[e]	1.88		26
	5/31/17		13.07	0.23		0.75	0.98	(0.23)	(0.03)	(0.26)	13.79	7.57		37,211		0.51	[e]	0.25	[e]	1.70		40
	5/31/16		13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)		22,078		0.61	[e]	0.27	[e]	1.65		41
	5/31/15		13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35		8,778		0.65	[e]	0.29	[e]	1.95		35
LIFECYCLE INDEX 2010 FUND
Institutional Class:	11/30/19	#	15.11	0.12		0.94	1.06	—	—	—	16.17	7.02	[b]	403,008		0.25	[c]	0.11	[c]	1.49	[c]	10	[b]
	5/31/19		15.04	0.36		0.15	0.51	(0.35)	(0.09)	(0.44)	15.11	3.57		335,348		0.22	[f]	0.07	[f]	2.40		19
	5/31/18		14.59	0.32		0.45	0.77	(0.29)	(0.03)	(0.32)	15.04	5.29		265,521		0.15	[e]	0.00	[e]	2.13		16
	5/31/17		13.76	0.29		0.85	1.14	(0.27)	(0.04)	(0.31)	14.59	8.47		195,420		0.16	[e]	0.00	[e]	2.04		16
	5/31/16		14.07	0.27		(0.29)	(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)		153,329		0.17	[e]	0.02	[e]	2.01		24
	5/31/15		13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96		122,842		0.17	[e]	0.04	[e]	2.12		14
Advisor Class:	11/30/19	#	15.11	0.12		0.94	1.06	—	—	—	16.17	7.02	[b]	121		0.26	[c]	0.12	[c]	1.48	[c]	10	[b]
	5/31/19		15.05	0.39		0.11	0.50	(0.35)	(0.09)	(0.44)	15.11	3.52		113		0.27	[f]	0.13	[f]	2.57		19
	5/31/18		14.59	0.31		0.47	0.78	(0.29)	(0.03)	(0.32)	15.05	5.28		177		0.17	[e]	0.02	[e]	2.06		16
	5/31/17		13.77	0.29		0.84	1.13	(0.27)	(0.04)	(0.31)	14.59	8.38		109		0.18	[e]	0.02	[e]	2.04		16
	5/31/16	‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)	(0.29)	13.77	1.65	[b]	103		0.20	[c,e]	0.03	[c,e]	1.19	[c]	24
Premier Class:	11/30/19	#	15.06	0.11		0.94	1.05	—	—	—	16.11	6.97	[b]	35,147		0.40	[c]	0.26	[c]	1.34	[c]	10	[b]
	5/31/19		15.00	0.35		0.13	0.48	(0.33)	(0.09)	(0.42)	15.06	3.42		32,634		0.36	[f]	0.21	[f]	2.35		19
	5/31/18		14.54	0.30		0.47	0.77	(0.28)	(0.03)	(0.31)	15.00	5.18		47,385		0.30	[e]	0.15	[e]	2.03		16
	5/31/17		13.73	0.27		0.83	1.10	(0.25)	(0.04)	(0.29)	14.54	8.19		32,513		0.31	[e]	0.15	[e]	1.92		16
	5/31/16		14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)		26,787		0.32	[e]	0.17	[e]	1.86		24
	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89		23,379		0.32	[e]	0.19	[e]	1.97		14
Retirement Class:	11/30/19	#	14.98	0.10		0.93	1.03	—	—	—	16.01	6.88	[b]	76,126		0.50	[c]	0.36	[c]	1.24	[c]	10	[b]
	5/31/19		14.92	0.32		0.14	0.46	(0.31)	(0.09)	(0.40)	14.98	3.32		70,013		0.47	[f]	0.32	[f]	2.16		19
	5/31/18		14.47	0.28		0.46	0.74	(0.26)	(0.03)	(0.29)	14.92	5.02		77,207		0.40	[e]	0.25	[e]	1.88		16
	5/31/17		13.66	0.26		0.83	1.09	(0.24)	(0.04)	(0.28)	14.47	8.15		68,843		0.41	[e]	0.25	[e]	1.83		16
	5/31/16		13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)		50,981		0.47	[e]	0.27	[e]	1.74		24
	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70		41,362		0.47	[e]	0.29	[e]	1.83		14

68	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2015 FUND
Institutional Class:	11/30/19	#	$15.76	$0.11		$ 1.08	$ 1.19	$ —	$ —	$ —	$16.95	7.55%[b]		$781,047		0.23%[c]		0.10%[c]		1.36%[c]		10%[b]
	5/31/19		15.74	0.37		0.13	0.50	(0.37)	(0.11)	(0.48)	15.76	3.40		654,257		0.20	[f]	0.07	[f]	2.38		17
	5/31/18		15.15	0.34		0.58	0.92	(0.30)	(0.03)	(0.33)	15.74	6.01		533,409		0.13	[e]	0.00	[e]	2.16		11
	5/31/17		14.20	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.15	9.28		377,197		0.14	[e]	0.01	[e]	2.05		14
	5/31/16		14.57	0.29		(0.34)	(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)		263,164		0.15	[e]	0.03	[e]	2.05		22
	5/31/15		14.14	0.31		0.44	0.75	(0.30)	(0.02)	(0.32)	14.57	5.37		221,139		0.14	[e]	0.05	[e]	2.13		12
Advisor Class:	11/30/19	#	15.76	0.11		1.08	1.19	—	—	—	16.95	7.55	[b]	522		0.29	[c]	0.17	[c]	1.29	[c]	10	[b]
	5/31/19		15.74	0.37		0.12	0.49	(0.36)	(0.11)	(0.47)	15.76	3.31		164		0.24	[f]	0.11	[f]	2.38		17
	5/31/18		15.16	0.33		0.58	0.91	(0.30)	(0.03)	(0.33)	15.74	5.99		114		0.14	[e]	0.01	[e]	2.13		11
	5/31/17		14.21	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.16	9.25		110		0.15	[e]	0.02	[e]	2.07		14
	5/31/16	‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)	(0.31)	14.21	1.55	[b]	103		0.17	[c,e]	0.04	[c,e]	1.16	[c]	22
Premier Class:	11/30/19	#	15.69	0.10		1.08	1.18	—	—	—	16.87	7.52	[b]	94,189		0.37	[c]	0.25	[c]	1.21	[c]	10	[b]
	5/31/19		15.68	0.36		0.10	0.46	(0.34)	(0.11)	(0.45)	15.69	3.19		94,174		0.34	[f]	0.21	[f]	2.31		17
	5/31/18		15.10	0.32		0.57	0.89	(0.28)	(0.03)	(0.31)	15.68	5.83		101,715		0.28	[e]	0.15	[e]	2.05		11
	5/31/17		14.15	0.28		1.00	1.28	(0.27)	(0.06)	(0.33)	15.10	9.15		71,489		0.29	[e]	0.16	[e]	1.92		14
	5/31/16		14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)		61,129		0.30	[e]	0.18	[e]	1.91		22
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)	(0.29)	14.52	5.16		55,574		0.29	[e]	0.20	[e]	1.96		12
Retirement Class:	11/30/19	#	15.64	0.09		1.07	1.16	—	—	—	16.80	7.42	[b]	130,068		0.47	[c]	0.35	[c]	1.11	[c]	10	[b]
	5/31/19		15.62	0.33		0.13	0.46	(0.33)	(0.11)	(0.44)	15.64	3.09		130,910		0.45	[f]	0.32	[f]	2.14		17
	5/31/18		15.05	0.29		0.58	0.87	(0.27)	(0.03)	(0.30)	15.62	5.73		133,557		0.38	[e]	0.25	[e]	1.87		11
	5/31/17		14.11	0.26		1.00	1.26	(0.26)	(0.06)	(0.32)	15.05	9.03		118,186		0.39	[e]	0.26	[e]	1.81		14
	5/31/16		14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)		87,677		0.45	[e]	0.28	[e]	1.75		22
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)	(0.29)	14.48	5.12		64,781		0.44	[e]	0.30	[e]	1.85		12
LIFECYCLE INDEX 2020 FUND
Institutional Class:	11/30/19	#	16.65	0.11		1.25	1.36	—	—	—	18.01	8.17	[b]	2,025,504		0.21	[c]	0.11	[c]	1.21	[c]	7	[b]
	5/31/19		16.63	0.39		0.08	0.47	(0.38)	(0.07)	(0.45)	16.65	3.07		1,636,541		0.19	[f]	0.08	[f]	2.34		12
	5/31/18		15.87	0.36		0.73	1.09	(0.31)	(0.02)	(0.33)	16.63	6.85		1,176,623		0.12	[e]	0.01	[e]	2.17		8
	5/31/17		14.70	0.31		1.21	1.52	(0.30)	(0.05)	(0.35)	15.87	10.50		710,053		0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.15	0.30		(0.43)	(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)		431,790		0.13	[e]	0.04	[e]	2.08		15
	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)	(0.32)	15.15	5.90		327,209		0.13	[e]	0.06	[e]	2.13		9
Advisor Class:	11/30/19	#	16.64	0.10		1.25	1.35	—	—	—	17.99	8.11	[b]	4,725		0.31	[c]	0.20	[c]	1.12	[c]	7	[b]
	5/31/19		16.62	0.38		0.08	0.46	(0.37)	(0.07)	(0.44)	16.64	2.95		708		0.27	[f]	0.16	[f]	2.30		12
	5/31/18		15.86	0.36		0.72	1.08	(0.30)	(0.02)	(0.32)	16.62	6.85		200		0.18	[e]	0.07	[e]	2.17		8
	5/31/17		14.70	0.37		1.14	1.51	(0.30)	(0.05)	(0.35)	15.86	10.42		244		0.18	[e]	0.06	[e]	2.44		9
	5/31/16	‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)	(0.31)	14.70	1.32	[b]	103		0.16	[c,e]	0.05	[c,e]	1.09	[c]	15
Premier Class:	11/30/19	#	16.57	0.09		1.25	1.34	—	—	—	17.91	8.09	[b]	276,521		0.36	[c]	0.26	[c]	1.06	[c]	7	[b]
	5/31/19		16.55	0.37		0.07	0.44	(0.35)	(0.07)	(0.42)	16.57	2.86		257,430		0.33	[f]	0.22	[f]	2.24		12
	5/31/18		15.80	0.33		0.73	1.06	(0.29)	(0.02)	(0.31)	16.55	6.75		250,375		0.27	[e]	0.16	[e]	2.02		8
	5/31/17		14.64	0.30		1.19	1.49	(0.28)	(0.05)	(0.33)	15.80	10.32		175,521		0.28	[e]	0.17	[e]	1.95		9
	5/31/16		15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)		135,778		0.28	[e]	0.19	[e]	1.97		15
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)	(0.30)	15.09	5.70		117,293		0.28	[e]	0.21	[e]	1.98		9
Retirement Class:	11/30/19	#	16.51	0.08		1.25	1.33	—	—	—	17.84	8.06	[b]	321,573		0.46	[c]	0.36	[c]	0.96	[c]	7	[b]
	5/31/19		16.49	0.34		0.09	0.43	(0.34)	(0.07)	(0.41)	16.51	2.76		316,512		0.43	[f]	0.32	[f]	2.09		12
	5/31/18		15.74	0.30		0.74	1.04	(0.27)	(0.02)	(0.29)	16.49	6.66		318,125		0.37	[e]	0.26	[e]	1.86		8
	5/31/17		14.60	0.28		1.18	1.46	(0.27)	(0.05)	(0.32)	15.74	10.14		267,914		0.38	[e]	0.27	[e]	1.85		9
	5/31/16		15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)		172,443		0.43	[e]	0.29	[e]	1.84		15
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)	(0.30)	15.04	5.55		112,353		0.43	[e]	0.31	[e]	1.93		9

70	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2025 FUND
Institutional Class:	11/30/19	#	$17.49	$0.09		$ 1.48	$ 1.57	$ —	$ —	$ —	$19.06	8.98%[b]		$2,725,607		0.20%[c]		0.11%[c]		0.99%[c]		6%[b]
	5/31/19		17.51	0.40		0.02	0.42	(0.39)	(0.05)	(0.44)	17.49	2.58		2,108,199		0.18	[f]	0.08	[f]	2.28		11
	5/31/18		16.54	0.37		0.95	1.32	(0.33)	(0.02)	(0.35)	17.51	7.99		1,456,072		0.12	[e]	0.01	[e]	2.14		7
	5/31/17		15.14	0.33		1.44	1.77	(0.31)	(0.06)	(0.37)	16.54	11.90		778,157		0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.69	0.32		(0.53)	(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)		449,137		0.13	[e]	0.04	[e]	2.15		9
	5/31/15		15.09	0.33		0.61	0.94	(0.32)	(0.02)	(0.34)	15.69	6.31		337,862		0.13	[e]	0.07	[e]	2.15		6
Advisor Class:	11/30/19	#	17.47	0.08		1.48	1.56	—	—	—	19.03	8.93	[b]	2,129		0.30	[c]	0.20	[c]	0.90	[c]	6	[b]
	5/31/19		17.50	0.40		(0.00)	0.40	(0.38)	(0.05)	(0.43)	17.47	2.51		1,001		0.28	[f]	0.18	[f]	2.28		11
	5/31/18		16.53	0.31		1.00	1.31	(0.32)	(0.02)	(0.34)	17.50	7.89		438		0.21	[e]	0.09	[e]	1.82		7
	5/31/17		15.14	0.32		1.44	1.76	(0.31)	(0.06)	(0.37)	16.53	11.82		140		0.15	[e]	0.04	[e]	2.06		9
	5/31/16	‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)	(0.33)	15.14	1.11	[b]	103		0.16	[c,e]	0.05	[c,e]	1.01	[c]	9
Premier Class:	11/30/19	#	17.41	0.08		1.48	1.56	—	—	—	18.97	8.96	[b]	363,582		0.35	[c]	0.26	[c]	0.84	[c]	6	[b]
	5/31/19		17.44	0.38		0.01	0.39	(0.37)	(0.05)	(0.42)	17.41	2.44		328,028		0.33	[f]	0.22	[f]	2.20		11
	5/31/18		16.47	0.35		0.95	1.30	(0.31)	(0.02)	(0.33)	17.44	7.84		299,291		0.27	[e]	0.16	[e]	2.01		7
	5/31/17		15.09	0.31		1.42	1.73	(0.29)	(0.06)	(0.35)	16.47	11.66		186,729		0.28	[e]	0.17	[e]	1.98		9
	5/31/16		15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)		142,200		0.28	[e]	0.19	[e]	2.01		9
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11		118,947		0.28	[e]	0.22	[e]	1.97		6
Retirement Class:	11/30/19	#	17.34	0.07		1.46	1.53	—	—	—	18.87	8.82	[b]	443,668		0.46	[c]	0.36	[c]	0.74	[c]	6	[b]
	5/31/19		17.36	0.35		0.03	0.38	(0.35)	(0.05)	(0.40)	17.34	2.33		408,411		0.43	[f]	0.32	[f]	2.03		11
	5/31/18		16.40	0.31		0.96	1.27	(0.29)	(0.02)	(0.31)	17.36	7.76		372,112		0.37	[e]	0.26	[e]	1.84		7
	5/31/17		15.04	0.29		1.41	1.70	(0.28)	(0.06)	(0.34)	16.40	11.50		293,959		0.38	[e]	0.27	[e]	1.86		9
	5/31/16		15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)		170,093		0.43	[e]	0.29	[e]	1.86		9
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02		99,991		0.43	[e]	0.32	[e]	1.93		6
LIFECYCLE INDEX 2030 FUND
Institutional Class:	11/30/19	#	18.33	0.08		1.72	1.80	—	—	—	20.13	9.82	[b]	2,985,920		0.20	[c]	0.10	[c]	0.78	[c]	5	[b]
	5/31/19		18.42	0.41		(0.04)	0.37	(0.41)	(0.05)	(0.46)	18.33	2.13		2,291,258		0.18	[f]	0.08	[f]	2.24		10
	5/31/18		17.23	0.38		1.19	1.57	(0.35)	(0.03)	(0.38)	18.42	9.10		1,517,858		0.12	[e]	0.02	[e]	2.11		5
	5/31/17		15.60	0.34		1.69	2.03	(0.33)	(0.07)	(0.40)	17.23	13.20		818,138		0.13	[e]	0.03	[e]	2.09		6
	5/31/16		16.25	0.34		(0.62)	(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)		487,539		0.13	[e]	0.05	[e]	2.19		7
	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77		360,424		0.13	[e]	0.07	[e]	2.15		5
Advisor Class:	11/30/19	#	18.31	0.07		1.72	1.79	—	—	—	20.10	9.78	[b]	3,799		0.30	[c]	0.20	[c]	0.68	[c]	5	[b]
	5/31/19		18.41	0.43		(0.08)	0.35	(0.40)	(0.05)	(0.45)	18.31	2.03		1,311		0.28	[f]	0.18	[f]	2.36		10
	5/31/18		17.22	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.41	9.00		165		0.21	[e]	0.11	[e]	2.00		5
	5/31/17		15.60	0.32		1.70	2.02	(0.33)	(0.07)	(0.40)	17.22	13.12		150		0.17	[e]	0.07	[e]	1.97		6
	5/31/16	‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)	(0.36)	15.60	0.93	[b]	103		0.16	[c,e]	0.07	[c,e]	0.93	[c]	7
Premier Class:	11/30/19	#	18.24	0.06		1.72	1.78	—	—	—	20.02	9.76	[b]	350,612		0.35	[c]	0.25	[c]	0.63	[c]	5	[b]
	5/31/19		18.34	0.40		(0.07)	0.33	(0.38)	(0.05)	(0.43)	18.24	1.98		318,862		0.32	[f]	0.22	[f]	2.16		10
	5/31/18		17.15	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.34	8.95		307,155		0.27	[e]	0.17	[e]	1.97		5
	5/31/17		15.54	0.32		1.67	1.99	(0.31)	(0.07)	(0.38)	17.15	12.97		206,717		0.28	[e]	0.18	[e]	1.98		6
	5/31/16		16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)		152,863		0.28	[e]	0.20	[e]	2.06		7
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65		130,175		0.28	[e]	0.22	[e]	2.00		5
Retirement Class:	11/30/19	#	18.16	0.05		1.71	1.76	—	—	—	19.92	9.69	[b]	430,571		0.45	[c]	0.35	[c]	0.53	[c]	5	[b]
	5/31/19		18.26	0.36		(0.05)	0.31	(0.36)	(0.05)	(0.41)	18.16	1.88		392,792		0.42	[f]	0.32	[f]	2.01		10
	5/31/18		17.08	0.33		1.19	1.52	(0.31)	(0.03)	(0.34)	18.26	8.82		368,806		0.37	[e]	0.27	[e]	1.81		5
	5/31/17		15.48	0.31		1.66	1.97	(0.30)	(0.07)	(0.37)	17.08	12.90		287,818		0.38	[e]	0.28	[e]	1.92		6
	5/31/16		16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)		154,906		0.43	[e]	0.30	[e]	1.93		7
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51		94,242		0.43	[e]	0.32	[e]	2.00		5

72	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2035 FUND
Institutional Class:	11/30/19	#	$19.12	$0.06		$ 1.97	$ 2.03	$ —	$ —	$ —	$21.15	10.62%[b]		$2,709,722		0.19%[c]		0.11%[c]		0.57%[c]		5%[b]
	5/31/19		19.32	0.42		(0.14)	0.28	(0.42)	(0.06)	(0.48)	19.12	1.66		2,077,146		0.17	[f]	0.08	[f]	2.20		7
	5/31/18		17.89	0.40		1.43	1.83	(0.37)	(0.03)	(0.40)	19.32	10.17		1,453,606		0.12	[e]	0.02	[e]	2.09		5
	5/31/17		16.01	0.35		1.95	2.30	(0.34)	(0.08)	(0.42)	17.89	14.60		822,392		0.13	[e]	0.03	[e]	2.09		5
	5/31/16		16.77	0.34		(0.72)	(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)		489,103		0.13	[e]	0.06	[e]	2.19		6
	5/31/15		16.01	0.35		0.78	1.13	(0.35)	(0.02)	(0.37)	16.77	7.14		370,682		0.13	[e]	0.08	[e]	2.15		5
Advisor Class:	11/30/19	#	19.10	0.05		1.97	2.02	—	—	—	21.12	10.58	[b]	2,575		0.29	[c]	0.20	[c]	0.47	[c]	5	[b]
	5/31/19		19.31	0.40		(0.13)	0.27	(0.42)	(0.06)	(0.48)	19.10	1.52		1,036		0.27	[f]	0.18	[f]	2.12		7
	5/31/18		17.88	0.38		1.44	1.82	(0.36)	(0.03)	(0.39)	19.31	10.22		133		0.14	[e]	0.04	[e]	2.02		5
	5/31/17		16.00	0.36		1.94	2.30	(0.34)	(0.08)	(0.42)	17.88	14.59		115		0.14	[e]	0.04	[e]	2.13		5
	5/31/16	‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)	(0.37)	16.00	0.63	[b]	103		0.16	[c,e]	0.07	[c,e]	0.78	[c]	6
Premier Class:	11/30/19	#	19.02	0.04		1.97	2.01	—	—	—	21.03	10.57	[b]	338,284		0.34	[c]	0.26	[c]	0.42	[c]	5	[b]
	5/31/19		19.22	0.40		(0.14)	0.26	(0.40)	(0.06)	(0.46)	19.02	1.46		295,473		0.32	[f]	0.23	[f]	2.10		7
	5/31/18		17.81	0.37		1.41	1.78	(0.34)	(0.03)	(0.37)	19.22	10.03		276,476		0.27	[e]	0.17	[e]	1.95		5
	5/31/17		15.94	0.33		1.94	2.27	(0.32)	(0.08)	(0.40)	17.81	14.45		184,167		0.28	[e]	0.18	[e]	1.98		5
	5/31/16		16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)		131,478		0.28	[e]	0.21	[e]	2.06		6
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02		108,817		0.28	[e]	0.23	[e]	1.99		5
Retirement Class:	11/30/19	#	18.94	0.03		1.96	1.99	—	—	—	20.93	10.51	[b]	389,663		0.44	[c]	0.36	[c]	0.32	[c]	5	[b]
	5/31/19		19.14	0.37		(0.13)	0.24	(0.38)	(0.06)	(0.44)	18.94	1.36		353,729		0.42	[f]	0.33	[f]	1.94		7
	5/31/18		17.73	0.33		1.43	1.76	(0.32)	(0.03)	(0.35)	19.14	9.97		331,850		0.37	[e]	0.27	[e]	1.78		5
	5/31/17		15.88	0.31		1.93	2.24	(0.31)	(0.08)	(0.39)	17.73	14.31		253,984		0.38	[e]	0.28	[e]	1.85		5
	5/31/16		16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)		139,061		0.44	[e]	0.31	[e]	1.94		6
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92		71,803		0.43	[e]	0.33	[e]	1.91		5
LIFECYCLE INDEX 2040 FUND
Institutional Class:	11/30/19	#	19.65	0.04		2.19	2.23	—	—	—	21.88	11.35	[b]	2,939,865		0.19	[c]	0.10	[c]	0.35	[c]	3	[b]
	5/31/19		19.96	0.42		(0.25)	0.17	(0.43)	(0.05)	(0.48)	19.65	1.08		2,269,054		0.17	[f]	0.08	[f]	2.14		6
	5/31/18		18.30	0.39		1.68	2.07	(0.38)	(0.03)	(0.41)	19.96	11.32		1,613,765		0.12	[e]	0.03	[e]	2.02		3
	5/31/17		16.19	0.36		2.19	2.55	(0.35)	(0.09)	(0.44)	18.30	16.02		953,151		0.13	[e]	0.04	[e]	2.08		5
	5/31/16		17.08	0.35		(0.84)	(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)		607,811		0.13	[e]	0.06	[e]	2.20		4
	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55		462,814		0.13	[e]	0.08	[e]	2.17		6
Advisor Class:	11/30/19	#	19.63	0.03		2.19	2.22	—	—	—	21.85	11.31	[b]	3,031		0.27	[c]	0.19	[c]	0.27	[c]	3	[b]
	5/31/19		19.94	0.40		(0.24)	0.16	(0.42)	(0.05)	(0.47)	19.63	0.96		2,047		0.25	[f]	0.16	[f]	2.02		6
	5/31/18		18.29	0.50		1.55	2.05	(0.37)	(0.03)	(0.40)	19.94	11.29		547		0.23	[e]	0.14	[e]	2.53		3
	5/31/17		16.19	0.55		1.99	2.54	(0.35)	(0.09)	(0.44)	18.29	15.94		213		0.18	[e]	0.09	[e]	3.19		5
	5/31/16	‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)	(0.39)	16.19	0.36	[b]	103		0.16	[c,e]	0.08	[c,e]	0.63	[c]	4
Premier Class:	11/30/19	#	19.55	0.02		2.18	2.20	—	—	—	21.75	11.25	[b]	299,582		0.34	[c]	0.25	[c]	0.20	[c]	3	[b]
	5/31/19		19.86	0.41		(0.27)	0.14	(0.40)	(0.05)	(0.45)	19.55	0.87		258,812		0.31	[f]	0.23	[f]	2.09		6
	5/31/18		18.21	0.37		1.67	2.04	(0.36)	(0.03)	(0.39)	19.86	11.24		264,272		0.27	[e]	0.18	[e]	1.88		3
	5/31/17		16.12	0.33		2.18	2.51	(0.33)	(0.09)	(0.42)	18.21	15.81		185,887		0.28	[e]	0.19	[e]	1.95		5
	5/31/16		17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)		125,148		0.28	[e]	0.21	[e]	2.07		4
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36		102,991		0.28	[e]	0.23	[e]	1.99		6
Retirement Class:	11/30/19	#	19.47	0.01		2.18	2.19	—	—	—	21.66	11.25	[b]	370,415		0.44	[c]	0.35	[c]	0.10	[c]	3	[b]
	5/31/19		19.78	0.37		(0.25)	0.12	(0.38)	(0.05)	(0.43)	19.47	0.77		336,720		0.42	[f]	0.33	[f]	1.89		6
	5/31/18		18.15	0.33		1.67	2.00	(0.34)	(0.03)	(0.37)	19.78	11.05		310,574		0.37	[e]	0.28	[e]	1.70		3
	5/31/17		16.07	0.32		2.17	2.49	(0.32)	(0.09)	(0.41)	18.15	15.73		229,150		0.38	[e]	0.29	[e]	1.89		5
	5/31/16		16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)		133,347		0.43	[e]	0.31	[e]	1.94		4
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28		74,281		0.43	[e]	0.33	[e]	1.92		6

74	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2045 FUND
Institutional Class:	11/30/19	#	$19.69	$0.02		$ 2.33	$ 2.35	$ —	$ —	$ —	$22.04	11.93%[b]		$1,950,400		0.19%[c]		0.10%[c]		0.17%[c]		2%[b]
	5/31/19		20.09	0.42		(0.34)	0.08	(0.43)	(0.05)	(0.48)	19.69	0.58		1,451,216		0.17	[f]	0.08	[f]	2.10		4
	5/31/18		18.32	0.40		1.78	2.18	(0.38)	(0.03)	(0.41)	20.09	11.97		982,189		0.13	[e]	0.03	[e]	2.02		3
	5/31/17		16.13	0.35		2.27	2.62	(0.35)	(0.08)	(0.43)	18.32	16.51		513,660		0.14	[e]	0.04	[e]	2.06		4
	5/31/16		17.00	0.35		(0.83)	(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)		279,626		0.15	[e]	0.06	[e]	2.20		8
	5/31/15		16.17	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.00	7.56		189,644		0.15	[e]	0.08	[e]	2.17		5
Advisor Class:	11/30/19	#	19.66	0.01		2.34	2.35	—	—	—	22.01	11.95	[b]	2,194		0.29	[c]	0.20	[c]	0.07	[c]	2	[b]
	5/31/19		20.08	0.42		(0.37)	0.05	(0.42)	(0.05)	(0.47)	19.66	0.41		1,162		0.27	[f]	0.18	[f]	2.10		4
	5/31/18		18.32	0.37		1.79	2.16	(0.37)	(0.03)	(0.40)	20.08	11.85		422		0.25	[e]	0.15	[e]	1.88		3
	5/31/17		16.12	0.36		2.27	2.63	(0.35)	(0.08)	(0.43)	18.32	16.57		117		0.15	[e]	0.05	[e]	2.11		4
	5/31/16	‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)	(0.38)	16.12	0.38	[b]	103		0.17	[c,e]	0.08	[c,e]	0.59	[c]	8
Premier Class:	11/30/19	#	19.60	0.00	[d]	2.33	2.33	—	—	—	21.93	11.89	[b]	229,026		0.34	[c]	0.25	[c]	0.02	[c]	2	[b]
	5/31/19		20.00	0.41		(0.35)	0.06	(0.41)	(0.05)	(0.46)	19.60	0.43		195,595		0.32	[f]	0.22	[f]	2.05		4
	5/31/18		18.24	0.36		1.79	2.15	(0.36)	(0.03)	(0.39)	20.00	11.83		191,402		0.28	[e]	0.18	[e]	1.86		3
	5/31/17		16.06	0.33		2.26	2.59	(0.33)	(0.08)	(0.41)	18.24	16.37		133,862		0.29	[e]	0.19	[e]	1.96		4
	5/31/16		16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)		93,446		0.30	[e]	0.21	[e]	2.06		8
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44		78,809		0.30	[e]	0.23	[e]	2.00		5
Retirement Class:	11/30/19	#	19.51	(0.01)		2.32	2.31	—	—	—	21.82	11.84	[b]	271,070		0.44	[c]	0.35	[c]	(0.08)[c]		2	[b]
	5/31/19		19.91	0.36		(0.32)	0.04	(0.39)	(0.05)	(0.44)	19.51	0.32		236,400		0.42	[f]	0.32	[f]	1.83		4
	5/31/18		18.16	0.32		1.80	2.12	(0.34)	(0.03)	(0.37)	19.91	11.71		219,919		0.38	[e]	0.28	[e]	1.66		3
	5/31/17		16.00	0.32		2.24	2.56	(0.32)	(0.08)	(0.40)	18.16	16.24		169,479		0.39	[e]	0.29	[e]	1.88		4
	5/31/16		16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)		96,878		0.45	[e]	0.31	[e]	1.90		8
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29		45,836		0.45	[e]	0.33	[e]	1.88		5
LIFECYCLE INDEX 2050 FUND
Institutional Class:	11/30/19	#	19.75	0.01		2.38	2.39	—	—	—	22.14	12.10	[b]	1,479,078		0.19	[c]	0.10	[c]	0.13	[c]	2	[b]
	5/31/19		20.17	0.42		(0.35)	0.07	(0.44)	(0.05)	(0.49)	19.75	0.47		1,066,667		0.18	[f]	0.08	[f]	2.08		5
	5/31/18		18.36	0.39		1.84	2.23	(0.39)	(0.03)	(0.42)	20.17	12.16		667,846		0.13	[e]	0.03	[e]	2.01		3
	5/31/17		16.13	0.35		2.31	2.66	(0.35)	(0.08)	(0.43)	18.36	16.75		346,490		0.15	[e]	0.04	[e]	2.06		7
	5/31/16		16.99	0.35		(0.83)	(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)		184,432		0.16	[e]	0.06	[e]	2.18		10
	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58		122,783		0.17	[e]	0.08	[e]	2.18		5
Advisor Class:	11/30/19	#	19.73	0.00	[d]	2.38	2.38	—	—	—	22.11	12.06	[b]	2,382		0.28	[c]	0.19	[c]	0.04	[c]	2	[b]
	5/31/19		20.16	0.41		(0.36)	0.05	(0.43)	(0.05)	(0.48)	19.73	0.37		1,200		0.27	[f]	0.17	[f]	2.07		5
	5/31/18		18.35	0.37		1.84	2.21	(0.37)	(0.03)	(0.40)	20.16	12.08		212		0.19	[e]	0.09	[e]	1.90		3
	5/31/17		16.13	0.55		2.10	2.65	(0.35)	(0.08)	(0.43)	18.35	16.67		227		0.20	[e]	0.09	[e]	3.22		7
	5/31/16	‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)	(0.38)	16.13	0.49	[b]	103		0.19	[c,e]	0.07	[c,e]	0.57	[c]	10
Premier Class:	11/30/19	#	19.65	(0.00)[d]		2.36	2.36	—	—	—	22.01	12.01	[b]	187,404		0.34	[c]	0.25	[c]	(0.02)[c]		2	[b]
	5/31/19		20.07	0.41		(0.37)	0.04	(0.41)	(0.05)	(0.46)	19.65	0.32		157,105		0.32	[f]	0.22	[f]	2.06		5
	5/31/18		18.28	0.36		1.82	2.18	(0.36)	(0.03)	(0.39)	20.07	11.97		148,822		0.28	[e]	0.18	[e]	1.83		3
	5/31/17		16.06	0.33		2.30	2.63	(0.33)	(0.08)	(0.41)	18.28	16.61		101,527		0.30	[e]	0.19	[e]	1.94		7
	5/31/16		16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)		67,811		0.31	[e]	0.21	[e]	2.04		10
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40		54,208		0.32	[e]	0.23	[e]	1.99		5
Retirement Class:	11/30/19	#	19.56	(0.01)		2.35	2.34	—	—	—	21.90	11.96	[b]	232,626		0.45	[c]	0.35	[c]	(0.12)[c]		2	[b]
	5/31/19		19.98	0.36		(0.34)	0.02	(0.39)	(0.05)	(0.44)	19.56	0.21		202,199		0.42	[f]	0.32	[f]	1.83		5
	5/31/18		18.20	0.33		1.82	2.15	(0.34)	(0.03)	(0.37)	19.98	11.86		178,268		0.38	[e]	0.28	[e]	1.68		3
	5/31/17		16.00	0.32		2.28	2.60	(0.32)	(0.08)	(0.40)	18.20	16.49		128,210		0.40	[e]	0.29	[e]	1.89		7
	5/31/16		16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)		69,550		0.46	[e]	0.31	[e]	1.93		10
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25		31,045		0.47	[e]	0.33	[e]	1.86		5

76	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

Selected per share data	Ratios and supplemental data
Gain (loss) from investment operations
Net realized	Ratios to average net assets
For the	Net asset	Net	& unrealized	Total gain	Less distributions from	Total	Net asset	Net assets	Net
period	value,	investment	gain (loss	)	(loss) from	Net	Net	dividends	value,	at end of	investment	Portfolio
or year	beginning	income	on total	investment	investment	realized	and	end of	Total	period or year	Gross	Net	income	turnover
ended	of period	(loss	)[a]	investments	[j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	expenses	(loss	)	rate
LIFECYCLE INDEX 2055 FUND
Institutional Class:	11/30/19	#	$15.80	$0.01	$ 1.92	$ 1.93	$ —	$ —	$ —	$17.73	12.22%[b]	$645,666	0.21%[c]	0.11%[c]	0.10%[c]	4%[b]
5/31/19	16.15	0.33	(0.30)	0.03	(0.35)	(0.03)	(0.38)	15.80	0.34	439,798	0.20	[f]	0.09	[f]	2.04	4
5/31/18	14.67	0.32	1.49	1.81	(0.31)	(0.02)	(0.33)	16.15	12.35	239,571	0.18	[e]	0.03	[e]	2.02	5
5/31/17	12.84	0.28	1.86	2.14	(0.27)	(0.04)	(0.31)	14.67	16.95	99,158	0.24	[e]	0.04	[e]	2.05	11
5/31/16	13.51	0.25	(0.61)	(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)	43,460	0.33	[e]	0.06	[e]	1.97	36
5/31/15	12.86	0.29	0.65	0.94	(0.28)	(0.01)	(0.29)	13.51	7.47	34,367	0.34	[e]	0.08	[e]	2.18	9
Advisor Class:	11/30/19	#	15.79	0.00	[d]	1.92	1.92	—	—	—	17.71	12.16	[b]	1,129	0.29	[c]	0.20	[c]	0.01	[c]	4	[b]
5/31/19	16.14	0.33	(0.31)	0.02	(0.34)	(0.03)	(0.37)	15.79	0.30	755	0.28	[f]	0.17	[f]	2.11	4
5/31/18	14.67	0.31	1.49	1.80	(0.31)	(0.02)	(0.33)	16.14	12.27	142	0.19	[e]	0.05	[e]	1.95	5
5/31/17	12.83	0.29	1.86	2.15	(0.27)	(0.04)	(0.31)	14.67	17.02	118	0.26	[e]	0.05	[e]	2.10	11
5/31/16	‡	13.08	0.03	0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55	[b]	103	0.37	[c,e]	0.07	[c,e]	0.55	[c]	36
Premier Class:	11/30/19	#	15.76	(0.00)[d]	1.91	1.91	—	—	—	17.67	12.12	[b]	72,567	0.35	[c]	0.26	[c]	(0.06)[c]	4	[b]
5/31/19	16.11	0.34	(0.33)	0.01	(0.33)	(0.03)	(0.36)	15.76	0.20	57,625	0.34	[f]	0.23	[f]	2.10	4
5/31/18	14.64	0.28	1.50	1.78	(0.29)	(0.02)	(0.31)	16.11	12.19	47,812	0.32	[e]	0.18	[e]	1.80	5
5/31/17	12.82	0.27	1.85	2.12	(0.26)	(0.04)	(0.30)	14.64	16.77	23,295	0.39	[e]	0.19	[e]	1.95	11
5/31/16	13.49	0.24	(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)	11,080	0.48	[e]	0.21	[e]	1.88	36
5/31/15	12.84	0.26	0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35	7,695	0.49	[e]	0.23	[e]	1.96	9
Retirement Class:	11/30/19	#	15.73	(0.01)	1.90	1.89	—	—	—	17.62	12.02	[b]	117,153	0.47	[c]	0.36	[c]	(0.16)[c]	4	[b]
5/31/19	16.07	0.29	(0.29)	0.00	d	(0.31)	(0.03)	(0.34)	15.73	0.16	98,131	0.44	[f]	0.33	[f]	1.84	4
5/31/18	14.61	0.26	1.50	1.76	(0.28)	(0.02)	(0.30)	16.07	12.03	78,137	0.42	[e]	0.28	[e]	1.68	5
5/31/17	12.79	0.25	1.86	2.11	(0.25)	(0.04)	(0.29)	14.61	16.74	50,546	0.49	[e]	0.28	[e]	1.80	11
5/31/16	13.48	0.23	(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)	20,472	0.64	[e]	0.31	[e]	1.84	36
5/31/15	12.83	0.27	0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33	7,668	0.65	[e]	0.33	[e]	2.06	9
LIFECYCLE INDEX 2060 FUND
Institutional Class:	11/30/19	#	12.14	0.00	[d]	1.50	1.50	—	—	—	13.64	12.36	[b]	185,108	0.28	[c]	0.11	[c]	0.06	[c]	8	[b]
5/31/19	12.44	0.26	(0.24)	0.02	(0.27)	(0.05)	(0.32)	12.14	0.25	112,059	0.32	[f]	0.08	[f]	2.15	28
5/31/18	11.29	0.25	1.16	1.41	(0.24)	(0.02)	(0.26)	12.44	12.44	58,145	0.42	[e]	0.03	[e]	2.04	32
5/31/17	9.89	0.21	1.47	1.68	(0.22)	(0.06)	(0.28)	11.29	17.22	18,596	0.93	[e]	0.04	[e]	2.02	36
5/31/16	10.41	0.21	(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)	9,488	1.20	[e]	0.06	[e]	2.12	21
5/31/15	^	10.00	0.21	0.41	0.62	(0.21)	—	(0.21)	10.41	6.31	[b]	8,556	1.65	[c,e]	0.08	[c,e]	3.06	[c]	6	[b]
Advisor Class:	11/30/19	#	12.15	(0.00)[d]	1.48	[d]	1.48	—	—	—	13.63	12.18	[b]	908	0.36	[c]	0.20	[c]	(0.03)[c]	8	[b]
5/31/19	12.45	0.26	(0.25)	0.01	(0.26)	(0.05)	(0.31)	12.15	0.22	590	0.39	[f]	0.17	[f]	2.16	28
5/31/18	11.29	0.23	1.18	1.41	(0.23)	(0.02)	(0.25)	12.45	12.52	157	0.42	[e]	0.05	[e]	1.92	32
5/31/17	9.89	0.22	1.46	1.68	(0.22)	(0.06)	(0.28)	11.29	17.20	118	0.94	[e]	0.05	[e]	2.10	36
5/31/16	‡	10.09	0.02	0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61	[b]	103	1.29	[c,e]	0.07	[c,e]	0.53	[c]	21
Premier Class:	11/30/19	#	12.13	(0.01)	1.49	1.48	—	—	—	13.61	12.20	[b]	13,336	0.42	[c]	0.26	[c]	(0.09)[c]	8	[b]
5/31/19	12.43	0.24	(0.24)	0.00	[d]	(0.25)	(0.05)	(0.30)	12.13	0.12	8,644	0.46	[f]	0.23	[f]	1.95	28
5/31/18	11.28	0.18	1.21	1.39	(0.22)	(0.02)	(0.24)	12.43	12.34	5,040	0.55	[e]	0.18	[e]	1.51	32
5/31/17	9.88	0.20	1.46	1.66	(0.20)	(0.06)	(0.26)	11.28	17.05	1,810	1.07	[e]	0.19	[e]	1.92	36
5/31/16	10.41	0.20	(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)	1,049	1.35	[e]	0.21	[e]	2.02	21
5/31/15	^	10.00	0.20	0.42	0.62	(0.21)	—	(0.21)	10.41	6.26	[b]	1,062	1.97	[c,e]	0.23	[c,e]	2.92	[c]	6	[b]
Retirement Class:	11/30/19	#	12.11	(0.01)	1.48	1.47	—	—	—	13.58	12.14	[b]	33,350	0.52	[c]	0.36	[c]	(0.19)[c]	8	[b]
5/31/19	12.41	0.23	(0.24)	(0.01)	(0.24)	(0.05)	(0.29)	12.11	0.05	25,636	0.56	[f]	0.33	[f]	1.89	28
5/31/18	11.26	0.19	1.19	1.38	(0.21)	(0.02)	(0.23)	12.41	12.29	15,437	0.65	[e]	0.28	[e]	1.59	32
5/31/17	9.88	0.18	1.46	1.64	(0.20)	(0.06)	(0.26)	11.26	16.84	5,413	1.15	[e]	0.28	[e]	1.71	36
5/31/16	10.40	0.19	(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)	1,098	1.51	[e]	0.31	[e]	1.91	21
5/31/15	^	10.00	0.19	0.41	0.60	(0.20)	—	(0.20)	10.40	6.14	[b]	1,067	2.12	[c,e]	0.33	[c,e]	2.82	[c]	6	[b]

78	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	79

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

#	Unaudited
^	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Index Fund’s expenses include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

80	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products, including other funds advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Advisors, a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to October 1, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds, excluding other investment pools or investment products.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	81

Notes to financial statements (unaudited)

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general

82	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of November 30, 2019, all of the investments in the Funds were valued based on Level 1 inputs.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	83

Notes to financial statements (unaudited)

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that, is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the Fund’s average daily net assets. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets. Advisors has contractually agreed to waive a portion of the asset allocation fee rate (and, for the Lifecycle Index Retirement Income and Lifecycle Index 2010 Funds, a portion of the Underlying Funds fee rate) equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of November 30, 2019, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

	Investment	Investment management fee waiver
	management	Effective		Prior to
Fund	fee—effective rate	10/1/19	*	10/1/19
Lifecycle Index Retirement Income	0.09%	0.102%		0.102%
Lifecycle Index 2010	0.09	0.102		0.100
Lifecycle Index 2015	0.09	0.095		0.100
Lifecycle Index 2020	0.09	0.089		0.090
Lifecycle Index 2025	0.09	0.082		0.082
Lifecycle Index 2030	0.09	0.075		0.080
Lifecycle Index 2035	0.09	0.069		0.069
Lifecycle Index 2040	0.09	0.065		0.070
Lifecycle Index 2045	0.09	0.062		0.070
Lifecycle Index 2050	0.09	0.061		0.070
Lifecycle Index 2055	0.09	0.060		0.060
Lifecycle Index 2060	0.09	0.060		0.060

*	These waivers will remain in effect through September 30, 2020, unless changed with approval of the Board.

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

84	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2020. This agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional			Advisor			Premier			Retirement
	Class			Class			Class			Class
	Effective		Prior to	Effective		Prior to	Effective		Prior to	Effective		Prior to
Fund	10/1/19	*	10/1/19	10/1/19	*	10/1/19	10/1/19	*	10/1/19	10/1/19	*	10/1/19
Lifecycle Index Retirement Income	0.000%		0.000%	0.150%		0.150%	0.150%		0.150%	0.250%		0.250%
Lifecycle Index 2010	0.000		0.000	0.150		0.150	0.150		0.150	0.250		0.250
Lifecycle Index 2015	0.005		0.000	0.155		0.150	0.155		0.150	0.255		0.250
Lifecycle Index 2020	0.011		0.010	0.161		0.160	0.161		0.160	0.261		0.260
Lifecycle Index 2025	0.018		0.018	0.168		0.168	0.168		0.168	0.268		0.268
Lifecycle Index 2030	0.025		0.020	0.175		0.170	0.175		0.170	0.275		0.270
Lifecycle Index 2035	0.031		0.031	0.181		0.181	0.181		0.181	0.281		0.281
Lifecycle Index 2040	0.035		0.030	0.185		0.180	0.185		0.180	0.285		0.280
Lifecycle Index 2045	0.038		0.030	0.188		0.180	0.188		0.180	0.288		0.280
Lifecycle Index 2050	0.039		0.030	0.189		0.180	0.189		0.180	0.289		0.280
Lifecycle Index 2055	0.040		0.040	0.190		0.190	0.190		0.190	0.290		0.290
Lifecycle Index 2060	0.040		0.040	0.190		0.190	0.190		0.190	0.290		0.290

*	The expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board.

The funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2019, there were no transactions with affiliated entities.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the Class W shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	85

Notes to financial statements (unaudited)

					Change in
				Realized	unrealized
	Value at	Purchases	Sales	gain	appreciation		Dividend	Value at
Issue	5/31/19	cost	proceeds	(loss )	(depreciation	)	income	11/30/19
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$150,774	$32,953	$11,635	$14	$3,638		$2,219	$175,744
Emerging Markets Equity Index	12,336	3,178	1,774	(178)	1,021		—	14,583
Equity Index	100,907	20,034	11,505	133	15,594		—	125,163
Inflation-Linked Bond	37,581	7,926	2,408	(5)	106		577	43,200
International Equity Index	31,308	6,467	3,430	(79)	3,409		—	37,675
Short-Term Bond Index	37,400	7,550	1,983	(3)	112		481	43,076
	$370,306	$78,108	$32,735	$(118)	$23,880		$3,277	$439,441
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$177,394	$34,643	$13,601	$52	$4,294		$2,586	$202,782
Emerging Markets Equity Index	14,821	3,776	2,300	(99)	1,084		—	17,282
Equity Index	122,425	23,152	17,149	237	18,539		—	147,204
Inflation-Linked Bond	42,530	9,186	2,744	(6)	127		654	49,093
International Equity Index	38,088	7,356	4,629	(98)	4,035		—	44,752
Short-Term Bond Index	42,324	8,896	2,390	(7)	130		545	48,953
	$437,582	$87,009	$42,813	$79	$28,209		$3,785	$510,066
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$347,812	$64,479	$29,411	$144	$8,305		$4,980	$391,329
Emerging Markets Equity Index	33,448	7,863	5,265	(269)	2,449		—	38,226
Equity Index	275,988	42,924	38,591	909	40,895		—	322,125
Inflation-Linked Bond	67,599	15,035	5,000	(10)	202		1,027	77,826
International Equity Index	85,896	13,156	10,233	(250)	8,987		—	97,556
Short-Term Bond Index	67,249	14,112	4,363	(12)	209		851	77,195
	$877,992	$157,569	$92,863	$512	$61,047		$6,858	$1,004,257
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$838,940	$180,915	$52,536	$81	$20,305		$12,265	$987,705
Emerging Markets Equity Index	94,838	20,119	10,504	(865)	7,209		—	110,797
Equity Index	781,155	119,448	79,077	1,578	118,551		—	941,655
Inflation-Linked Bond	125,199	31,266	5,778	(31)	374		1,930	151,030
International Equity Index	243,090	38,666	21,524	(672)	25,871		—	285,431
Short-Term Bond Index	124,593	27,557	4,031	(14)	371		1,612	148,476
	$2,207,815	$417,971	$173,450	$77	$172,681		$15,807	$2,625,094
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$966,844	$252,245	$55,008	$85	$23,637		$14,414	$1,187,803
Emerging Markets Equity Index	141,694	33,208	11,141	(1,072)	10,598		—	173,287
Equity Index	1,162,657	200,685	81,446	678	181,214		—	1,463,788
Inflation-Linked Bond	103,388	33,091	3,459	(25)	311		1,620	133,306
International Equity Index	361,894	65,884	23,148	(915)	39,033		—	442,748
Short-Term Bond Index	102,858	28,576	2,381	(10)	305		1,369	129,348
	$2,839,335	$613,689	$176,583	$(1,259)	$255,098		$17,403	$3,530,280

86	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

					Change in
				Realized	unrealized
	Value at	Purchases	Sales	gain	appreciation		Dividend	Value at
Issue	5/31/19	cost	proceeds	(loss )	(depreciation	)	income	11/30/19
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$900,140	$244,962	$50,817	$180	$21,980		$13,482	$1,116,445
Emerging Markets Equity Index	169,882	42,493	10,791	(1,128)	12,454		—	212,910
Equity Index	1,396,672	226,345	70,458	501	217,984		—	1,771,044
Inflation-Linked Bond	47,825	19,869	1,094	(10)	138		767	66,728
International Equity Index	434,452	74,737	19,926	(838)	46,540		—	534,965
Short-Term Bond Index	47,601	16,995	850	(4)	136		658	63,878
	$2,996,572	$625,401	$153,936	$(1,299)	$299,232		$14,907	$3,765,970
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$682,710	$204,474	$39,039	$153	$16,631		$10,263	$864,929
Emerging Markets Equity Index	173,918	45,931	10,858	(1,243)	12,709		—	220,457
Equity Index	1,422,311	208,191	50,300	253	221,675		—	1,802,130
International Equity Index	442,687	76,880	17,468	(725)	47,049		—	548,423
	$2,721,626	$535,476	$117,665	$(1,562)	$298,064		$10,263	$3,435,939
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$481,845	$151,243	$27,751	$164	$11,724		$7,319	$617,225
Emerging Markets Equity Index	202,215	50,589	9,788	(1,180)	14,400		—	256,236
Equity Index	1,658,220	224,084	39,157	55	257,637		—	2,100,839
International Equity Index	515,943	77,588	15,034	(699)	54,534		—	632,332
	$2,858,223	$503,504	$91,730	$(1,660)	$338,295		$7,319	$3,606,632
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$190,629	$60,068	$12,959	$92	$4,623		$2,896	$242,453
Emerging Markets Equity Index	143,840	39,924	4,225	(553)	10,127		—	189,113
Equity Index	1,177,968	201,805	19,889	(42)	186,056		—	1,545,898
International Equity Index	366,402	72,597	7,355	(360)	39,162		—	470,446
	$1,878,839	$374,394	$44,428	$(863)	$239,968		$2,896	$2,447,910
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$125,947	$43,213	$8,506	$57	$3,080		$1,953	$163,791
Emerging Markets Equity Index	110,519	33,038	2,331	(326)	7,735		—	148,635
Equity Index	905,155	180,724	13,809	(94)	144,706		—	1,216,682
International Equity Index	281,526	61,731	5,035	(237)	30,421		—	368,406
	$1,423,147	$318,706	$29,681	$(600)	$185,942		$1,953	$1,897,514

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	87

Notes to financial statements (unaudited)

					Change in
				Realized	unrealized
	Value at	Purchases	Sales	gain	appreciation		Dividend	Value at
Issue	5/31/19	cost	proceeds	(loss )	(depreciation	)	income	11/30/19
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$44,799	$18,321	$2,887	$9	$1,116		$718	$61,358
Emerging Markets
Equity Index	46,755	16,886	708	(95)	3,317		—	66,155
Equity Index	382,831	102,221	5,927	(35)	62,920		—	542,010
International Equity Index	119,018	33,696	2,271	(115)	13,257		—	163,585
	$593,403	$171,124	$11,793	$(236)	$80,610		$718	$833,108
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$9,086	$5,441	$562	$2	$235		$158	$14,202
Emerging Markets
Equity Index	11,659	6,600	458	(54)	881		—	18,628
Equity Index	95,313	42,313	1,910	(36)	16,593		—	152,273
International Equity Index	29,585	13,793	487	(35)	3,483		—	46,339
	$145,643	$68,147	$3,417	$(123)	$21,192		$158	$231,442

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Index Retirement Income	$398,762	$44,721	$(4,042)	$40,679
Lifecycle Index 2010	432,448	83,362	(5,745)	77,617
Lifecycle Index 2015	844,253	169,708	(9,704)	160,004
Lifecycle Index 2020	2,251,672	391,110	(17,688)	373,422
Lifecycle Index 2025	3,031,992	514,959	(16,670)	498,289
Lifecycle Index 2030	3,190,394	592,822	(17,247)	575,575
Lifecycle Index 2035	2,851,923	598,267	(14,250)	584,017
Lifecycle Index 2040	2,924,875	696,346	(14,589)	681,757
Lifecycle Index 2045	2,029,432	426,142	(7,664)	418,478
Lifecycle Index 2050	1,588,498	314,500	(5,484)	309,016
Lifecycle Index 2055	720,643	114,869	(2,405)	112,464
Lifecycle Index 2060	208,338	24,799	(1,694)	23,105

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

88	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2019 were as follows (dollar amounts are in thousands):

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Lifecycle Index Retirement Income	$78,108	$32,735
Lifecycle Index 2010	89,330	45,143
Lifecycle Index 2015	162,797	98,102
Lifecycle Index 2020	417,971	173,450
Lifecycle Index 2025	613,689	176,583
Lifecycle Index 2030	625,401	153,936
Lifecycle Index 2035	564,279	146,529
Lifecycle Index 2040	503,504	91,730
Lifecycle Index 2045	374,394	44,428
Lifecycle Index 2050	318,706	29,681
Lifecycle Index 2055	191,165	31,840
Lifecycle Index 2060	80,297	15,598

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2019 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifecycle Index Retirement Income	$7,649,739	$1,125,202	$8,774,941
Lifecycle Index 2010	10,004,561	1,966,803	11,971,364
Lifecycle Index 2015	19,228,980	5,094,242	24,323,222
Lifecycle Index 2020	43,852,503	7,729,141	51,581,644
Lifecycle Index 2025	53,316,738	5,929,970	59,246,708
Lifecycle Index 2030	55,433,436	5,705,346	61,138,782
Lifecycle Index 2035	50,770,890	6,169,684	56,940,574
Lifecycle Index 2040	53,599,250	5,780,187	59,379,437
Lifecycle Index 2045	34,435,196	3,905,428	38,340,624
Lifecycle Index 2050	25,190,467	2,666,182	27,856,649
Lifecycle Index 2055	9,829,134	869,838	10,698,972
Lifecycle Index 2060	2,383,333	416,426	2,799,759

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	89

Notes to financial statements (unaudited)	concluded

shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2019, there were no borrowings under this credit facility by the Funds.

90	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

2019 special meeting (unaudited)

TIAA-CREF Funds

Trustees

On July 17, 2019, at a special meeting of TIAA-CREF Funds participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	7,019,429,645.179	98.738	29,336,564.729	0.413	60,384,844.503	0.849
Joseph A. Boateng	7,017,678,997.349	98.713	30,608,382.947	0.431	60,863,674.115	0.856
Janice C. Eberly	7,030,450,351.958	98.893	24,897,324.187	0.350	53,803,378.266	0.757
Nancy A. Eckl	7,031,086,911.078	98.902	23,805,175.211	0.335	54,258,968.122	0.763
Michael A. Forrester	7,012,679,322.201	98.643	34,732,512.165	0.489	61,739,220.046	0.868
Howell E. Jackson	7,015,296,260.772	98.680	33,410,840.029	0.470	60,443,953.610	0.850
Thomas J. Kenny	7,014,459,180.378	98.668	32,601,855.843	0.459	62,090,018.190	0.873
James M. Poterba	7,016,956,092.704	98.703	33,014,873.896	0.464	59,180,087.811	0.832
Maceo K. Sloan	7,016,148,774.432	98.692	32,646,874.224	0.459	60,355,405.754	0.849
Laura T. Starks	7,032,899,556.712	98.927	24,219,056.061	0.341	52,032,441.638	0.732

Joseph A. Boateng was elected to office. Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	91

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered

92	2019 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifecycle Index Funds ■ 2019 Semiannual Report	93

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	November 30, 2019

TIAA-CREF
Lifestyle Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	3

Letter to investors

Global financial markets produced solid results for the six months ended November 30, 2019. U.S. equities posted strong gains amid steady economic growth. Foreign stocks also rose, with international developed markets faring better than emerging markets. U.S. fixed-income securities advanced as bond prices rallied after three reductions in the federal funds target rate. These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying funds.

•	All five TIAA-CREF Lifestyle Funds delivered positive returns for the period; however, all trailed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from 4.6% for the Lifestyle Income Fund to 12.2% for the Lifestyle Aggressive Growth Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifestyle Funds over longer periods of time.

U.S. and international markets posted gains

U.S. equities posted double-digit gains during the six months, despite an uptick in volatility. The broad domestic stock market, as represented by the Russell 3000® Index, gained 14.8%. The U.S. economy continued to grow at a steady pace during the period, as a strong labor market, stable core inflation and steady consumer spending helped support investor confidence. Nevertheless, concerns about a potential economic slowdown prompted the Federal Reserve to cut the federal funds target rate for the first time since 2008. Between July and October 2019, the Fed reduced the key short-term interest-rate measure to 1.50%–1.75%.

International stocks also rose, although at a more moderate pace than U.S. markets. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, advanced 8.8% in U.S.-dollar terms. Trade tensions between the United States and China and continued uncertainty about the outcome of the United Kingdom’s split from the European Union (Brexit) remained unresolved.

U.S. investment-grade bonds climbed higher amid the Fed’s rate cuts (bond prices move in the opposite direction of yields). The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 3.8% for the period.

4	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Staying focused on your long-term goals

As 2019 comes to a close and we enter the 2020 election year, the financial media will likely offer a wide array of viewpoints about what the upcoming year may have in store. Some are already anticipating increased volatility in 2020, while others are predicting further market gains. While it’s only natural to be curious about the future, we all know that no one can predict the markets’ direction. Moreover, paying too much attention to short-term events can shift your focus away from your long-term objectives. As we often remind our shareholders, history has shown that despite the inevitable periods of market volatility, a diversified portfolio that maintains a balanced allocation to different asset classes can be a prudent long-term investment strategy for keeping your financial goals on track. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

With the new year upon us, we would like to thank you for trusting us to manage your investments through the TIAA-CREF Lifestyle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

Brad Finkle

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying TIAA-CREF Funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT or Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indexes and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019–November 30, 2019).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2019

Lifestyle Funds Institutional Class	Beginning account value (6/1/19)	Ending account value (11/30/19)	Expenses paid during period (6/1/19–11/30/19	* )	Effective expenses paid during period (6/1/19–11/30/19	† )
Income Fund actual return	$1,000.00	$1,046.10	$0.51		$2.15
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.12
Conservative Fund actual return	1,000.00	1,067.58	0.52		2.38
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.33
Moderate Fund actual return	1,000.00	1,088.69	0.52		2.56
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.48
Growth Fund actual return	1,000.00	1,105.81	0.53		2.79
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.68
Aggressive Growth Fund actual return	1,000.00	1,121.48	0.53		2.92
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.78

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Income Fund, 0.46% for the Conservative Fund, 0.49% for the Moderate Fund, 0.53% for the Growth Fund and 0.55% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2019

Lifestyle Funds Advisor Class	Beginning account value (6/1/19)	Ending account value (11/30/19)	Expenses paid during period (6/1/19–11/30/19	* )	Effective expenses paid during period (6/1/19–11/30/19	† )
Income Fund actual return	$1,000.00	$1,045.82	$0.72		$2.35
5% annual hypothetical return	1,000.00	1,024.30	0.71		2.33
Conservative Fund actual return	1,000.00	1,066.93	1.09		2.95
5% annual hypothetical return	1,000.00	1,023.95	1.06		2.88
Moderate Fund actual return	1,000.00	1,088.15	1.10		3.13
5% annual hypothetical return	1,000.00	1,023.95	1.06		3.03
Growth Fund actual return	1,000.00	1,104.43	1.05		3.31
5% annual hypothetical return	1,000.00	1,024.00	1.01		3.18
Aggressive Growth Fund actual return	1,000.00	1,121.51	1.06		3.45
5% annual hypothetical return	1,000.00	1,024.00	1.01		3.29

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.14% for the Income Fund, 0.21% for the Conservative Fund, 0.21% for the Moderate Fund, 0.20% for the Growth Fund and 0.20% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.46% for the Income Fund, 0.57% for the Conservative Fund, 0.60% for the Moderate Fund, 0.63% for the Growth Fund and 0.65% for the Aggressive Growth Fund.

10	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2019

Lifestyle Funds Premier Class	Beginning account value (6/1/19)	Ending account value (11/30/19)	Expenses paid during period (6/1/19–11/30/19	* )	Effective expenses paid during period (6/1/19–11/30/19	† )
Income Fund actual return	$1,000.00	$1,046.33	$1.28		$2.92
5% annual hypothetical return	1,000.00	1,023.75	1.26		2.88
Conservative Fund actual return	1,000.00	1,066.65	1.29		3.15
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.08
Moderate Fund actual return	1,000.00	1,087.57	1.30		3.34
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.23
Growth Fund actual return	1,000.00	1,104.52	1.32		3.58
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.44
Aggressive Growth Fund actual return	1,000.00	1,121.27	1.33		3.71
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Premier Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Income Fund, 0.61% for the Conservative Fund, 0.64% for the Moderate Fund, 0.68% for the Growth Fund and 0.70% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2019

Lifestyle Funds Retirement Class	Beginning account value (6/1/19)	Ending account value (11/30/19)	Expenses paid during period (6/1/19–11/30/19	* )	Effective expenses paid during period (6/1/19–11/30/19	† )
Income Fund actual return	$1,000.00	$1,045.71	$1.79		$3.43
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.39
Conservative Fund actual return	1,000.00	1,065.46	1.70		3.56
5% annual hypothetical return	1,000.00	1,023.35	1.67		3.49
Moderate Fund actual return	1,000.00	1,087.33	1.83		3.86
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.74
Growth Fund actual return	1,000.00	1,104.02	1.84		4.10
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.94
Aggressive Growth Fund actual return	1,000.00	1,120.58	1.86		4.24
5% annual hypothetical return	1,000.00	1,023.25	1.77		4.04

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Income Fund, 0.33% for the Conservative Fund, 0.35% for the Moderate Fund, 0.35% for the Growth Fund and 0.35% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Income Fund, 0.69% for the Conservative Fund, 0.74% for the Moderate Fund, 0.78% for the Growth Fund and 0.80% for the Aggressive Growth Fund.

12	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2019

Lifestyle Funds Retail Class	Beginning account value (6/1/19)	Ending account value (11/30/19)	Expenses paid during period (6/1/19–11/30/19	* )	Effective expenses paid during period (6/1/19–11/30/19	† )
Income Fund actual return	$1,000.00	$1,044.63	$1.94		$3.58
5% annual hypothetical return	1,000.00	1,023.10	1.92		3.54
Conservative Fund actual return	1,000.00	1,066.14	1.91		3.77
5% annual hypothetical return	1,000.00	1,023.15	1.87		3.69
Moderate Fund actual return	1,000.00	1,088.05	1.93		3.97
5% annual hypothetical return	1,000.00	1,023.15	1.87		3.84
Growth Fund actual return	1,000.00	1,103.96	2.00		4.26
5% annual hypothetical return	1,000.00	1,023.10	1.92		4.09
Aggressive Growth Fund actual return	1,000.00	1,120.05	2.12		4.51
5% annual hypothetical return	1,000.00	1,023.00	2.02		4.29

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.38% for the Income Fund, 0.37% for the Conservative Fund, 0.37% for the Moderate Fund, 0.38% for the Growth Fund and 0.40% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund, 0.73% for the Conservative Fund, 0.76% for the Moderate Fund, 0.81% for the Growth Fund and 0.85% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	13

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2019

Each of the five Lifestyle Funds recorded positive returns, but all underperformed their respective composite benchmarks. Institutional Class returns ranged from 4.61% for the Lifestyle Income Fund to 12.15% for the Lifestyle Aggressive Growth Fund. The performance tables show returns for all share classes of the funds.

The margin of underperformance of individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.83 of a percentage point for the Aggressive Growth Fund to 0.13 of a percentage point for the Income Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

Stocks and bonds climbed higher as the economy continued to prosper

The U.S. economy continued to expand over the six-month period, supported by a historically strong labor market and continued moderate inflation. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.0% in the second quarter of 2019, followed by 2.1% in the third quarter, according to the government’s “second” estimate. Unemployment touched 3.5% in September and ended the period at that rate—its lowest level in nearly half a century. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended November 30, 2019, while oil prices increased.

During the six months, the Federal Reserve reduced the federal funds target rate for the first time since December 2008. The Fed lowered the key short-term interest-rate measure three times between July and October 2019 to 1.50%–1.75%. Policymakers cited concerns over the slowing of some global economies and ongoing trade tensions between the United States and China.

Domestic and international stocks both performed well for the six months. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 14.80%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, advanced 8.76% in U.S.-dollar terms.

U.S. investment-grade bonds gained ground as yields declined across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 3.81% for the six months. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 1.60%.

14	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Equity funds produced largest gains

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Unless otherwise stated, all funds mentioned below are TIAA-CREF Funds.)

Domestic equity holdings contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks—for the period. Within the category, nearly all funds produced double-digit gains, led by the Quant Large-Cap Growth Fund and the Large-Cap Value Fund. Foreign stock funds were also strong performers, with the International Equity Fund advancing the most. All fixed-income funds generated more modest gains. (All fund returns are for the Institutional Class.)

U.S. stock funds hindered relative performance

All of the Lifestyle Funds underperformed their respective composite benchmarks, primarily due to the relative weakness of underlying funds investing in domestic equities. The Large-Cap Growth Fund, the Growth & Income Fund and the Quant Large-Cap Growth Fund were the largest detractors from relative performance across all Lifestyle Funds. However, these negative effects were partly offset by the relative outperformance of the Large-Cap Value Fund and the Quant Small/Mid-Cap Equity Fund.

Within the foreign stock segment, several international equity funds benefited the Lifestyle Funds’ relative performance. The Emerging Markets Equity Fund, the International Equity Fund and the International Opportunities Fund all enhanced relative performance, particularly in the Lifestyle Aggressive Growth Fund and the Lifestyle Growth Fund.

In the fixed-income category, the Bond Plus Fund improved the relative performance of all but the Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities. The Short-Term Bond Fund and the Bond Fund aided the relative returns of the Lifestyle Income Fund and the Lifestyle Conservative Fund. (Performance of the Lifestyle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	15

Lifestyle Income Fund

Performance as of November 30, 2019

Lifestyle Income Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	4.61%	9.04%	3.90%		4.67%		0.68%	0.42%
Advisor Class	12/4/15	4.58	9.00	3.88	†	4.66	†	0.75	0.50
Premier Class	12/9/11	4.63	8.89	3.75		4.52		0.83	0.57
Retirement Class	12/9/11	4.57	8.78	3.64		4.41		0.92	0.67
Retail Class	12/9/11	4.46	8.75	3.62		4.38		0.95	0.70
Lifestyle Income Fund Composite Index‡	—	4.74	9.18	3.68		4.20	§	—	—
Broad market index
Morningstar Conservative Target Risk Index	—	4.79	10.21	3.76		4.20	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2019, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

16	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

Asset allocation

% of net assets as of 11/30/19
Equity
U.S. equity	14.20
International equity	6.14
Fixed income
Fixed income	39.77
Short-term fixed income	39.81
Other assets & liabilities, net	0.08
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	17

Lifestyle Conservative Fund

Performance as of November 30, 2019

Lifestyle Conservative Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	6.76%	10.81%	5.18%		6.67%		0.56%	0.46%
Advisor Class	12/4/15	6.69	10.70	5.13	†	6.65	†	0.63	0.54
Premier Class	12/9/11	6.66	10.72	5.01		6.51		0.71	0.61
Retirement Class	12/9/11	6.55	10.55	4.90		6.40		0.80	0.71
Retail Class	12/9/11	6.61	10.61	4.88		6.37		0.82	0.73
Lifestyle Conservative Fund Composite Index‡	—	7.01	11.26	5.14		6.31	§	—	—
Broad market index
Morningstar Moderately Conservative Target Risk Index	—	6.73	11.46	5.10		6.17	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2019, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

18	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Asset allocation

% of net assets as of 11/30/19
Equity
U.S. equity	27.98
International equity	12.42
Fixed income
Fixed income	39.66
Short-term fixed income	20.04
Other assets & liabilities, net	–0.10
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	19

Lifestyle Moderate Fund

Performance as of November 30, 2019

Lifestyle Moderate Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	8.87%	12.63%	6.40%		8.65%		0.57%	0.50%
Advisor Class	12/4/15	8.81	12.57	6.35	†	8.62	†	0.65	0.58
Premier Class	12/9/11	8.76	12.51	6.24		8.49		0.72	0.65
Retirement Class	12/9/11	8.73	12.35	6.13		8.38		0.82	0.75
Retail Class	12/9/11	8.80	12.34	6.11		8.35		0.83	0.77
Lifestyle Moderate Fund Composite Index‡	—	9.31	13.25	6.56		8.40	§	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	8.48	12.44	6.12		7.84	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2019, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

20	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

Asset allocation

% of net assets as of 11/30/19
Equity
U.S. equity	41.25
International equity	18.83
Fixed income	39.99
Other assets & liabilities, net	–0.07
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	21

Lifestyle Growth Fund

Performance as of November 30, 2019

Lifestyle Growth Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	10.58%	13.03%	7.23%		10.10%		0.67%	0.54%
Advisor Class	12/4/15	10.44	12.90	7.17	†	10.06	†	0.75	0.62
Premier Class	12/9/11	10.45	12.85	7.04		9.91		0.82	0.69
Retirement Class	12/9/11	10.40	12.70	6.93		9.81		0.91	0.79
Retail Class	12/9/11	10.40	12.72	6.91		9.77		0.94	0.82
Lifestyle Growth Fund Composite Index‡	—	11.15	13.80	7.60		10.14	§	—	—
Broad market index
Morningstar Moderately Aggressive Target Risk Index	—	10.27	13.21	7.13		9.45	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2019, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000® Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

22	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Asset allocation

% of net assets as of 11/30/19
Equity
U.S. equity	55.06
International equity	24.84
Fixed income	20.04
Other assets & liabilities, net	0.06
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	23

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2019

Lifestyle Aggressive Growth Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	12.15%	13.36%	7.98%		11.51%		0.75%	0.57%
Advisor Class	12/4/15	12.15	13.38	7.96	†	11.49	†	0.83	0.65
Premier Class	12/9/11	12.13	13.15	7.84		11.35		0.90	0.72
Retirement Class	12/9/11	12.06	13.10	7.71		11.23		0.99	0.82
Retail Class	12/9/11	12.01	12.98	7.64		11.15		1.04	0.87
Lifestyle Aggressive Growth Fund Composite Index‡	—	12.98	14.21	8.59		11.83	§	—	—
Broad market index
Morningstar Aggressive Target Risk Index	—	11.67	13.50	7.88		10.67	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2019, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000® Index; and 30.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

24	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

Asset allocation

% of net assets as of 11/30/19
Equity
U.S. equity	69.14
International equity	30.80
Other assets & liabilities, net	0.06
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	25

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.8%
1,497,761	TIAA-CREF Bond Fund		$15,996,086	20.0%
1,473,873	TIAA-CREF Bond Plus Fund		15,799,915	19.8
	TOTAL FIXED INCOME		31,796,001	39.8

INTERNATIONAL EQUITY—6.1%
69,924	TIAA-CREF Emerging Markets Equity Fund		818,816	1.0
110,675	TIAA-CREF International Equity Fund		1,247,302	1.6
76,895	TIAA-CREF International Opportunities Fund		1,055,772	1.3
153,794	TIAA-CREF Quant International Equity Fund		1,154,996	1.4
60,614	TIAA-CREF Quant International Small-Cap Equity Fund		632,809	0.8
	TOTAL INTERNATIONAL EQUITY		4,909,695	6.1

SHORT-TERM FIXED INCOME—39.8%
3,070,043	TIAA-CREF Short-Term Bond Fund		31,836,348	39.8
	TOTAL SHORT-TERM FIXED INCOME		31,836,348	39.8

U.S. EQUITY—14.2%
19,352	Nuveen Dividend Value Fund		292,802	0.4
168,609	TIAA-CREF Growth & Income Fund		2,559,490	3.2
132,359	TIAA-CREF Large-Cap Growth Fund		2,923,804	3.7
151,311	TIAA-CREF Large-Cap Value Fund		2,758,395	3.4
97,007	TIAA-CREF Quant Large-Cap Growth Fund		1,495,846	1.9
67,665	TIAA-CREF Quant Large-Cap Value Fund		720,628	0.9
7,191	TIAA-CREF Quant Small-Cap Equity Fund		122,241	0.1
37,367	TIAA-CREF Quant Small/Mid-Cap Equity Fund		479,043	0.6
	TOTAL U.S. EQUITY		11,352,249	14.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $75,761,850)	79,894,293	99.9

	TOTAL PORTFOLIO	(Cost $75,761,850)	79,894,293	99.9
	OTHER ASSETS & LIABILITIES, NET		61,904	0.1
	NET ASSETS		$79,956,197	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

26	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.1%[a]
FIXED INCOME—39.7%
2,884,867	TIAA-CREF Bond Fund		$30,810,376	10.1%
8,486,800	TIAA-CREF Bond Plus Fund		90,978,493	29.6
	TOTAL FIXED INCOME		121,788,869	39.7

INTERNATIONAL EQUITY—12.4%
534,594	TIAA-CREF Emerging Markets Equity Fund		6,260,096	2.1
853,394	TIAA-CREF International Equity Fund		9,617,750	3.1
589,662	TIAA-CREF International Opportunities Fund		8,096,062	2.6
1,239,985	TIAA-CREF Quant International Equity Fund		9,312,290	3.0
466,455	TIAA-CREF Quant International Small-Cap Equity Fund		4,869,789	1.6
	TOTAL INTERNATIONAL EQUITY		38,155,987	12.4

SHORT-TERM FIXED INCOME—20.0%
5,937,485	TIAA-CREF Short-Term Bond Fund		61,571,723	20.0
	TOTAL SHORT-TERM FIXED INCOME		61,571,723	20.0

U.S. EQUITY—28.0%
149,101	Nuveen Dividend Value Fund		2,255,898	0.7
1,299,708	TIAA-CREF Growth & Income Fund		19,729,568	6.4
997,615	TIAA-CREF Large-Cap Growth Fund		22,037,318	7.2
1,151,748	TIAA-CREF Large-Cap Value Fund		20,996,360	6.8
692,122	TIAA-CREF Quant Large-Cap Growth Fund		10,672,522	3.5
521,029	TIAA-CREF Quant Large-Cap Value Fund		5,548,960	1.8
63,902	TIAA-CREF Quant Small-Cap Equity Fund		1,086,338	0.4
280,839	TIAA-CREF Quant Small/Mid-Cap Equity Fund		3,600,361	1.2
	TOTAL U.S. EQUITY		85,927,325	28.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $284,599,833)	307,443,904	100.1

	TOTAL PORTFOLIO	(Cost $284,599,833)	307,443,904	100.1
	OTHER ASSETS & LIABILITIES, NET		(310,099)	(0.1)
	NET ASSETS		$307,133,805	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	27

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.1%[a]
FIXED INCOME—40.0%
19,446,304	TIAA-CREF Bond Plus Fund		$208,464,384	40.0%
	TOTAL FIXED INCOME		208,464,384	40.0

INTERNATIONAL EQUITY—18.8%
1,353,541	TIAA-CREF Emerging Markets Equity Fund		15,849,961	3.0
2,172,422	TIAA-CREF International Equity Fund		24,483,196	4.7
1,490,822	TIAA-CREF International Opportunities Fund		20,468,979	3.9
3,316,470	TIAA-CREF Quant International Equity Fund		24,906,686	4.8
1,190,937	TIAA-CREF Quant International Small-Cap Equity Fund		12,433,384	2.4
	TOTAL INTERNATIONAL EQUITY		98,142,206	18.8

U.S. EQUITY—41.3%
379,915	Nuveen Dividend Value Fund		5,748,108	1.1
3,246,022	TIAA-CREF Growth & Income Fund		49,274,619	9.5
2,558,402	TIAA-CREF Large-Cap Growth Fund		56,515,107	10.8
2,928,882	TIAA-CREF Large-Cap Value Fund		53,393,516	10.2
1,689,101	TIAA-CREF Quant Large-Cap Growth Fund		26,045,941	5.0
1,327,359	TIAA-CREF Quant Large-Cap Value Fund		14,136,376	2.7
47,127	TIAA-CREF Quant Small-Cap Equity Fund		801,167	0.2
716,733	TIAA-CREF Quant Small/Mid-Cap Equity Fund		9,188,512	1.8
	TOTAL U.S. EQUITY		215,103,346	41.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $471,479,689)	521,709,936	100.1

	TOTAL PORTFOLIO	(Cost $471,479,689)	521,709,936	100.1
	OTHER ASSETS & LIABILITIES, NET		(380,623)	(0.1)
	NET ASSETS		$521,329,313	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

28	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—20.0%
5,060,983	TIAA-CREF Bond Plus Fund		$54,253,734	20.0%
	TOTAL FIXED INCOME		54,253,734	20.0

INTERNATIONAL EQUITY—24.8%
948,723	TIAA-CREF Emerging Markets Equity Fund		11,109,549	4.1
1,495,606	TIAA-CREF International Equity Fund		16,855,476	6.2
1,025,808	TIAA-CREF International Opportunities Fund		14,084,340	5.2
2,207,725	TIAA-CREF Quant International Equity Fund		16,580,018	6.1
825,780	TIAA-CREF Quant International Small-Cap Equity Fund		8,621,147	3.2
	TOTAL INTERNATIONAL EQUITY		67,250,530	24.8

U.S. EQUITY—55.1%
263,028	Nuveen Dividend Value Fund		3,979,617	1.5
2,243,980	TIAA-CREF Growth & Income Fund		34,063,611	12.6
1,762,823	TIAA-CREF Large-Cap Growth Fund		38,940,750	14.4
2,021,745	TIAA-CREF Large-Cap Value Fund		36,856,403	13.6
1,120,201	TIAA-CREF Quant Large-Cap Growth Fund		17,273,496	6.4
918,894	TIAA-CREF Quant Large-Cap Value Fund		9,786,224	3.6
108,632	TIAA-CREF Quant Small-Cap Equity Fund		1,846,739	0.7
495,974	TIAA-CREF Quant Small/Mid-Cap Equity Fund		6,358,386	2.3
	TOTAL U.S. EQUITY		149,105,226	55.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $241,094,573)	270,609,490	99.9

	TOTAL PORTFOLIO	(Cost $241,094,573)	270,609,490	99.9
	OTHER ASSETS & LIABILITIES, NET		164,170	0.1
	NET ASSETS		$270,773,660	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	29

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
INTERNATIONAL EQUITY—30.8%
785,012	TIAA-CREF Emerging Markets Equity Fund		$9,192,487	5.2%
1,208,116	TIAA-CREF International Equity Fund		13,615,468	7.7
829,651	TIAA-CREF International Opportunities Fund		11,391,113	6.5
1,738,138	TIAA-CREF Quant International Equity Fund		13,053,416	7.4
673,217	TIAA-CREF Quant International Small-Cap Equity Fund		7,028,382	4.0
	TOTAL INTERNATIONAL EQUITY		54,280,866	30.8

U.S. EQUITY—69.1%
214,235	Nuveen Dividend Value Fund		3,241,375	1.8
1,828,220	TIAA-CREF Growth & Income Fund		27,752,386	15.8
1,433,959	TIAA-CREF Large-Cap Growth Fund		31,676,146	18.0
1,647,375	TIAA-CREF Large-Cap Value Fund		30,031,647	17.0
884,360	TIAA-CREF Quant Large-Cap Growth Fund		13,636,832	7.7
748,444	TIAA-CREF Quant Large-Cap Value Fund		7,970,930	4.5
140,201	TIAA-CREF Quant Small-Cap Equity Fund		2,383,412	1.4
403,840	TIAA-CREF Quant Small/Mid-Cap Equity Fund		5,177,226	2.9
	TOTAL U.S. EQUITY		121,869,954	69.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $153,369,585)	176,150,820	99.9

	TOTAL PORTFOLIO	(Cost $153,369,585)	176,150,820	99.9
	OTHER ASSETS & LIABILITIES, NET		105,727	0.1
	NET ASSETS		$176,256,547	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

30	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	31

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2019

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$79,894,293	$307,443,904	$521,709,936	$270,609,490	$176,150,820
Cash	110,543	264,639	401,655	334,379	241,020
Receivable from securities transactions	2,151	20,711	49,022	20,365	8,093
Receivable from Fund shares sold	4,725	81,924	18,569	18,328	23,713
Dividends receivable	143,005	427,041	517,872	133,879	560
Due from affiliates	13,261	17,933	22,792	19,611	16,228
Other	3,098	7,720	10,943	5,104	3,664
Total assets	80,171,076	308,263,872	522,730,789	271,141,156	176,444,098
LIABILITIES
Management fees payable	6,469	24,969	42,651	22,063	14,323
Service agreement fees payable	3,806	10,925	22,446	10,103	10,047
Distribution fees payable	10,668	43,751	72,841	35,833	19,014
Due to affiliates	8,127	8,592	8,936	8,390	8,293
Payable for securities transactions	165,051	374,261	407,121	194,315	70,794
Payable for Fund shares redeemed	7,366	598,696	736,271	15,832	3,088
Payable for trustee compensation	3,097	7,737	10,815	5,115	3,680
Accrued expenses and other payables	10,295	61,136	100,395	75,845	58,312
Total liabilities	214,879	1,130,067	1,401,476	367,496	187,551

NET ASSETS	$79,956,197	$307,133,805	$521,329,313	$270,773,660	$176,256,547

NET ASSETS CONSIST OF:
Paid-in-capital	$75,508,673	$286,258,418	$475,707,167	$244,747,542	$157,060,749
Total distributable earnings (loss)	4,447,524	20,875,387	45,622,146	26,026,118	19,195,798
NET ASSETS	$79,956,197	$307,133,805	$521,329,313	$270,773,660	$176,256,547

INSTITUTIONAL CLASS:
Net assets	$8,254,804	$36,035,509	$48,626,275	$39,842,671	$29,260,230
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	724,110	2,828,406	3,409,432	2,564,258	1,779,456
Net asset value per share	$11.40	$12.74	$14.26	$15.54	$16.44

ADVISOR CLASS:
Net assets	$115,464	$7,710,189	$18,296,676	$11,984,544	$8,001,563
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,129	605,299	1,283,161	771,701	486,850
Net asset value per share	$11.40	$12.74	$14.26	$15.53	$16.44

PREMIER CLASS:
Net assets	$301,858	$666,827	$595,431	$1,407,408	$396,717
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,464	52,303	41,662	90,549	24,091
Net asset value per share	$11.41	$12.75	$14.29	$15.54	$16.47

RETIREMENT CLASS:
Net assets	$18,678,205	$48,624,479	$97,592,701	$42,677,260	$45,328,213
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,640,116	3,821,376	6,852,546	2,755,225	2,769,549
Net asset value per share	$11.39	$12.72	$14.24	$15.49	$16.37

RETAIL CLASS:
Net assets	$52,605,866	$214,096,801	$356,218,230	$174,861,777	$93,269,824
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,618,988	16,833,228	25,023,540	11,303,942	5,707,199
Net asset value per share	$11.39	$12.72	$14.24	$15.47	$16.34
‡ Affiliated investments, cost	$75,761,850	$284,599,833	$471,479,689	$241,094,573	$153,369,585

32	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the period ended November 30, 2019

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
INVESTMENT INCOME
Dividends from affiliated investments	$839,187	$2,223,290	$2,505,680	$674,923	$116,361
Total income	839,187	2,223,290	2,505,680	674,923	116,361

EXPENSES
Management fees	37,814	128,342	200,885	95,964	69,563
Shareholder servicing — Institutional Class	212	1,223	301	340	961
Shareholder servicing — Advisor Class	24	1,251	2,677	1,593	1,034
Shareholder servicing — Premier Class	22	41	35	26	42
Shareholder servicing — Retirement Class	21,287	59,114	121,528	52,081	55,779
Shareholder servicing — Retail Class	6,447	16,639	23,957	16,145	14,817
Distribution fees — Premier Class	323	499	673	1,068	3,274
Distribution fees — Retail Class	62,801	218,358	317,788	136,406	75,385
Registration fees	39,046	40,682	41,747	39,824	38,280
Administrative service fees	18,053	19,062	19,857	18,653	18,412
Professional fees	12,770	13,230	12,162	13,043	12,904
Shareholder reports	11,212	18,444	24,941	16,140	14,348
Trustee fees and expenses	402	1,302	1,956	917	732
Other expenses	12,140	16,639	22,885	18,165	14,336
Total expenses	222,553	534,826	791,392	410,365	319,867
Less: Expenses reimbursed by the investment adviser	(93,322)	(114,991)	(123,845)	(106,106)	(99,650)
Net expenses	129,231	419,835	667,547	304,259	220,217
Net investment income (loss)	709,956	1,803,455	1,838,133	370,664	(103,856)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	309,159	997,805	1,163,822	199,428	(382,882)
Realized gain (loss) from sale of unaffiliated investments	(1,015)	—	—	(7,262)	—
Net realized gain (loss) from investments	308,144	997,805	1,163,822	192,166	(382,882)
Net change in unrealized appreciation (depreciation) from affiliated investments	2,289,133	15,028,169	35,722,920	21,526,372	17,482,834
Net realized and unrealized gain (loss) from investments	2,597,277	16,025,974	36,886,742	21,718,538	17,099,952
Net increase (decrease) in net assets from operations	$3,307,233	$17,829,429	$38,724,875	$22,089,202	$16,996,096

34	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$709,956	$1,666,444	$1,803,455	$4,777,431	$1,838,133	$6,475,452
Net realized gain (loss) from investments		308,144	627,708	997,805	4,154,612	1,163,822	9,940,173
Net change in unrealized appreciation (depreciation) from affiliated investments		2,289,133	(230,116)	15,028,169	(5,814,177)	35,722,920	(17,589,070)
Net increase (decrease) in net assets from operations		3,307,233	2,064,036	17,829,429	3,117,866	38,724,875	(1,173,445)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(84,420)	(238,044)	(884,468)	(965,983)	(1,547,794)	(1,530,132)
	Advisor Class	(1,225)	(3,825)	(18,286)	(8,227)	(30,968)	(22,469)
	Premier Class	(5,347)	(24,404)	(17,100)	(27,168)	(26,535)	(41,849)
	Retirement Class	(162,505)	(536,862)	(1,214,760)	(1,681,581)	(3,125,207)	(3,992,993)
	Retail Class	(483,157)	(1,627,790)	(4,136,101)	(6,154,708)	(7,165,522)	(8,960,970)
Total distributions		(736,654)	(2,430,925)	(6,270,715)	(8,837,667)	(11,896,026)	(14,548,413)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,516,678	8,464,960	10,719,617	17,290,896	10,852,496	27,000,420
	Advisor Class	1,214	5,906	545,599	286,400	417,593	1,019,310
	Premier Class	14,404	819,305	3,366	680,337	319	794,151
	Retirement Class	3,523,822	1,304,273	4,318,977	8,108,173	6,061,650	17,065,151
	Retail Class	5,466,368	5,997,187	9,845,897	18,895,798	11,658,043	31,694,071
Reinvestments of distributions:	Institutional Class	84,295	237,648	884,128	965,473	1,547,318	1,529,514
	Advisor Class	72	91	15,370	3,816	26,333	9,621
	Premier Class	2,993	16,788	10,508	17,301	17,243	29,826
	Retirement Class	162,395	536,492	1,214,437	1,681,102	3,124,749	3,992,408
	Retail Class	471,573	1,593,003	4,106,715	6,075,851	7,060,760	8,791,797
Fund reorganization:‡	Advisor Class	—	—	8,131,840	—	17,748,392	—
	Retail Class	—	—	47,414,432	—	128,111,049	—
Redemptions:	Institutional Class	(2,298,447)	(3,524,657)	(4,340,791)	(8,447,622)	(5,313,137)	(11,843,326)
	Advisor Class	(10)	(5)	(2,578,882)	(84,811)	(4,652,478)	(470,936)
	Premier Class	(542,800)	(278,646)	(72,081)	(245,669)	(471,102)	(78,268)
	Retirement Class	(1,085,896)	(3,086,025)	(3,073,948)	(6,803,890)	(8,811,187)	(18,207,196)
	Retail Class	(3,270,497)	(9,534,359)	(12,599,448)	(26,016,453)	(21,561,424)	(29,173,482)
Net increase (decrease) from shareholder transactions		4,046,164	2,551,961	64,545,736	12,406,702	145,816,617	32,153,061
Net increase (decrease) in net assets		6,616,743	2,185,072	76,104,450	6,686,901	172,645,466	16,431,203

NET ASSETS
Beginning of period		73,339,454	71,154,382	231,029,355	224,342,454	348,683,847	332,252,644
End of period		$79,956,197	$73,339,454	$307,133,805	$231,029,355	$521,329,313	$348,683,847

‡	Refer to Note 1—organization and significant accounting policies for further details.

36	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	37

Statements of changes in net assets	continued

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	134,648	775,100	848,108	1,406,250	770,528	1,945,077
	Advisor Class	108	548	43,122	24,080	29,406	75,343
	Premier Class	1,276	73,919	267	53,738	22	55,265
	Retirement Class	313,388	118,652	342,496	658,779	430,682	1,223,574
	Retail Class	484,992	549,122	781,659	1,527,812	828,856	2,293,306
Shares reinvested:	Institutional Class	7,556	22,166	70,688	81,307	111,387	117,960
	Advisor Class	6	9	1,229	320	1,897	736
	Premier Class	270	1,567	840	1,455	1,239	2,300
	Retirement Class	14,555	49,950	97,203	141,772	225,340	308,221
	Retail Class	42,282	148,366	328,952	512,754	509,244	679,479
Shares from fund reorganization§:	Advisor Class	—	—	651,653	—	1,281,261	—
	Retail Class	—	—	3,804,454	—	9,262,047	—
Shares redeemed:	Institutional Class	(206,296)	(324,946)	(344,020)	(688,180)	(377,668)	(867,432)
	Advisor Class	(1)	(1)	(121,638)	(7,105)	(81,572)	(35,418)
	Premier Class	(48,541)	(25,055)	(5,784)	(19,596)	(33,366)	(5,588)
	Retirement Class	(96,617)	(282,427)	(243,760)	(557,650)	(624,778)	(1,333,886)
	Retail Class	(290,855)	(874,261)	(983,066)	(2,123,170)	(1,497,213)	(2,140,621)
Net increase (decrease) from shareholder transactions		356,771	232,709	5,272,403	1,012,566	10,837,312	2,318,316

§	Refer to Note 8—Fund reorganizations for further details.

38	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	39

Statements of changes in net assets	continued

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$370,664	$2,426,119	$(103,856)	$1,303,582
Net realized gain (loss) from investments		192,166	6,293,514	(382,882)	6,430,664
Net change in unrealized appreciation (depreciation) from affiliated investments		21,526,372	(12,879,315)	17,482,834	(13,049,548)
Net increase (decrease) in net assets from operations		22,089,202	(4,159,682)	16,996,096	(5,315,302)

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(1,537,227)	(1,362,732)	(1,364,365)	(1,038,272)
	Advisor Class	(17,256)	(8,894)	(10,576)	(10,468)
	Premier Class	(54,073)	(75,496)	(18,944)	(17,817)
	Retirement Class	(1,602,418)	(1,985,863)	(2,111,579)	(2,013,498)
	Retail Class	(3,500,408)	(3,756,993)	(2,443,644)	(2,297,191)
Total distributions		(6,711,382)	(7,189,978)	(5,949,108)	(5,377,246)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	9,844,575	23,524,023	4,418,363	16,234,888
	Advisor Class	86,019	212,812	20,565	412,050
	Premier Class	29,338	1,605,288	8,233,685	11,582
	Retirement Class	1,541,238	6,835,481	2,622,104	5,105,678
	Retail Class	5,263,783	11,270,295	2,606,052	9,729,081
Reinvestments of distributions:	Institutional Class	1,536,749	1,362,196	1,363,569	1,037,474
	Advisor Class	12,359	3,377	4,577	4,508
	Premier Class	41,693	61,506	3,026	2,335
	Retirement Class	1,601,812	1,985,186	2,110,783	2,012,741
	Retail Class	3,465,281	3,721,279	2,422,680	2,276,963
Fund reorganization‡:	Advisor Class	12,805,475	—	7,717,718	—
	Retail Class	80,141,179	—	39,932,063	—
Redemptions:	Institutional Class	(7,419,565)	(7,474,281)	(3,349,586)	(5,556,574)
	Advisor Class	(3,436,190)	(55,894)	(1,120,812)	(320,964)
	Premier Class	(305,777)	(334,903)	(8,202,982)	(5,839)
	Retirement Class	(3,184,081)	(10,718,759)	(4,358,517)	(7,420,990)
	Retail Class	(7,986,186)	(12,703,786)	(5,446,563)	(11,188,034)
Net increase (decrease) from shareholder transactions		94,037,702	19,293,820	48,976,725	12,334,899
Net increase (decrease) in net assets		109,415,522	7,944,160	60,023,713	1,642,351

NET ASSETS
Beginning of period		161,358,138	153,413,978	116,232,834	114,590,483
End of period		$270,773,660	$161,358,138	$176,256,547	$116,232,834

‡	Refer to Note 1—organization and significant accounting policies for further details.

40	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	41

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
		(unaudited )		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	641,431	1,527,220	272,277	989,530
	Advisor Class	5,584	15,090	1,271	24,173
	Premier Class	1,917	100,579	500,004	710
	Retirement Class	100,336	451,272	161,457	312,119
	Retail Class	345,613	745,648	160,819	597,101
Shares reinvested:	Institutional Class	102,518	99,431	86,576	72,097
	Advisor Class	825	246	291	313
	Premier Class	2,779	4,486	192	161
	Retirement Class	107,144	145,222	134,616	140,163
	Retail Class	232,102	272,621	154,705	158,673
Shares from fund reorganization§:	Advisor Class	855,350	—	490,942	—
	Retail Class	5,373,025	—	2,554,015	—
Shares redeemed:	Institutional Class	(486,666)	(493,632)	(206,495)	(334,261)
	Advisor Class	(113,695)	(4,089)	(18,943)	(20,857)
	Premier Class	(20,131)	(21,971)	(499,606)	(337)
	Retirement Class	(207,248)	(730,962)	(270,203)	(456,520)
	Retail Class	(504,596)	(844,628)	(326,689)	(694,210)
Net increase (decrease) from shareholder transactions		6,436,288	1,266,533	3,195,229	788,855
§	Refer to Note 8—Fund reorganizations for further details.

42	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	43

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE INCOME FUND
Institutional Class:	11/30/19	#	$11.02	$0.12		$ 0.38	$0.50	$(0.12)	$ —	$(0.12)	$11.40	4.61%[b]		$ 8,255		0.35%[c]		0.10%[c]		2.12%[c]		13%[b]
	5/31/19		11.08	0.28		0.05	0.33	(0.29)	(0.10)	(0.39)	11.02	3.26		8,683		0.36		0.10		2.57		29
	5/31/18		11.04	0.24		0.13	0.37	(0.27)	(0.06)	(0.33)	11.08	3.25		3,498		0.36		0.10		2.19		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.72		1,455		0.39		0.10		2.03		18
	5/31/16		11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89		796		0.37		0.10		1.91		33
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923		0.35		0.10		1.69		13
Advisor Class:	11/30/19	#	11.02	0.12		0.38	0.50	(0.12)	—	(0.12)	11.40	4.58	[b]	115		0.39	[c]	0.14	[c]	2.07	[c]	13	[b]
	5/31/19		11.07	0.28		0.06	0.34	(0.29)	(0.10)	(0.39)	11.02	3.24		110		0.37		0.13		2.53		29
	5/31/18		11.04	0.24		0.12	0.36	(0.27)	(0.06)	(0.33)	11.07	3.24		105		0.37		0.11		2.17		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.70		104		0.40		0.12		2.03		18
	5/31/16‡		10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	[b]	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	11/30/19	#	11.02	0.11		0.40	0.51	(0.12)	—	(0.12)	11.41	4.63	[b]	302		0.51	[c]	0.25	[c]	1.95	[c]	13	[b]
	5/31/19		11.09	0.27		0.04	0.31	(0.28)	(0.10)	(0.38)	11.02	3.02		810		0.51		0.25		2.44		29
	5/31/18		11.05	0.23		0.12	0.35	(0.25)	(0.06)	(0.31)	11.09	3.10		255		0.52		0.25		2.04		19
	5/31/17		10.77	0.21		0.37	0.58	(0.23)	(0.07)	(0.30)	11.05	5.46		234		0.55		0.25		1.89		18
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215		0.53		0.25		1.89		33
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
Retirement Class:	11/30/19	#	11.00	0.10		0.40	0.50	(0.11)	—	(0.11)	11.39	4.57	[b]	18,678		0.60	[c]	0.35	[c]	1.87	[c]	13	[b]
	5/31/19		11.06	0.25		0.06	0.31	(0.27)	(0.10)	(0.37)	11.00	2.92		15,504		0.60		0.35		2.29		29
	5/31/18		11.03	0.21		0.12	0.33	(0.24)	(0.06)	(0.30)	11.06	3.00		16,847		0.61		0.35		1.93		19
	5/31/17		10.76	0.20		0.37	0.57	(0.23)	(0.07)	(0.30)	11.03	5.44		15,646		0.64		0.35		1.80		18
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734		0.62		0.35		1.76		33
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
Retail Class:	11/30/19	#	11.01	0.10		0.39	0.49	(0.11)	—	(0.11)	11.39	4.46	[b]	52,606		0.62	[c]	0.38	[c]	1.84	[c]	13	[b]
	5/31/19		11.07	0.25		0.05	0.30	(0.26)	(0.10)	(0.36)	11.01	2.98		48,233		0.63		0.38		2.27		29
	5/31/18		11.03	0.21		0.13	0.34	(0.24)	(0.06)	(0.30)	11.07	2.97		50,449		0.63		0.37		1.91		19
	5/31/17		10.76	0.19		0.38	0.57	(0.23)	(0.07)	(0.30)	11.03	5.43		48,011		0.66		0.38		1.77		18
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209		0.65		0.38		1.75		33
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13

44	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE CONSERVATIVE FUND
Institutional Class:	11/30/19	#	$12.26	$0.10		$ 0.72	$ 0.82	$(0.12)	$(0.22)	$(0.34)	$12.74	6.76%[b]		$ 36,036		0.19%[c]		0.10%[c]		1.64%[c]		13%[b]
	5/31/19		12.58	0.29		(0.10)	0.19	(0.33)	(0.18)	(0.51)	12.26	1.68		27,635		0.20		0.10		2.34		24
	5/31/18		12.22	0.26		0.49	0.75	(0.32)	(0.07)	(0.39)	12.58	6.17		18,299		0.25		0.10		2.05		13
	5/31/17		11.64	0.23		0.78	1.01	(0.28)	(0.15)	(0.43)	12.22	8.87		5,087		0.22		0.10		1.96		15
	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)		2,749		0.23		0.10		1.88		26
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13		4,021		0.25		0.10		1.70		13
Advisor Class:	11/30/19	#	12.26	0.09		0.72	0.81	(0.11)	(0.22)	(0.33)	12.74	6.69	[b]	7,710		0.30	[c]	0.21	[c]	1.49	[c]	13	[b]
	5/31/19		12.58	0.26		(0.08)	0.18	(0.32)	(0.18)	(0.50)	12.26	1.62		379		0.27		0.18		2.16		24
	5/31/18		12.23	0.25		0.48	0.73	(0.31)	(0.07)	(0.38)	12.58	6.07		172		0.22		0.12		2.00		13
	5/31/17		11.64	0.23		0.78	1.01	(0.27)	(0.15)	(0.42)	12.23	8.94		107		0.24		0.12		1.97		15
	5/31/16‡		11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25	[b]	102		0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	11/30/19	#	12.27	0.09		0.71	0.80	(0.10)	(0.22)	(0.32)	12.75	6.66	[b]	667		0.35	[c]	0.25	[c]	1.48	[c]	13	[b]
	5/31/19		12.59	0.27		(0.10)	0.17	(0.31)	(0.18)	(0.49)	12.27	1.62		699		0.35		0.25		2.17		24
	5/31/18		12.23	0.24		0.49	0.73	(0.30)	(0.07)	(0.37)	12.59	5.93		269		0.38		0.25		1.91		13
	5/31/17		11.63	0.22		0.77	0.99	(0.24)	(0.15)	(0.39)	12.23	8.77		256		0.39		0.25		1.84		15
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)		243		0.39		0.25		1.85		26
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88		1,341		0.41		0.25		1.57		13
Retirement Class:	11/30/19	#	12.25	0.09		0.70	0.79	(0.10)	(0.22)	(0.32)	12.72	6.55	[b]	48,624		0.44	[c]	0.33	[c]	1.40	[c]	13	[b]
	5/31/19		12.57	0.26		(0.10)	0.16	(0.30)	(0.18)	(0.48)	12.25	1.51		44,397		0.44		0.35		2.08		24
	5/31/18		12.21	0.23		0.49	0.72	(0.29)	(0.07)	(0.36)	12.57	5.83		42,506		0.45		0.35		1.81		13
	5/31/17		11.62	0.20		0.79	0.99	(0.25)	(0.15)	(0.40)	12.21	8.70		33,907		0.47		0.35		1.71		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)		26,300		0.48		0.35		1.71		26
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79		22,852		0.50		0.35		1.47		13
Retail Class:	11/30/19	#	12.24	0.09		0.71	0.80	(0.10)	(0.22)	(0.32)	12.72	6.61	[b]	214,097		0.45	[c]	0.37	[c]	1.36	[c]	13	[b]
	5/31/19		12.56	0.25		(0.10)	0.15	(0.29)	(0.18)	(0.47)	12.24	1.41		157,919		0.46		0.37		2.06		24
	5/31/18		12.20	0.22		0.49	0.71	(0.28)	(0.07)	(0.35)	12.56	5.90		163,097		0.47		0.37		1.79		13
	5/31/17		11.62	0.20		0.77	0.97	(0.24)	(0.15)	(0.39)	12.20	8.59		139,697		0.49		0.37		1.70		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)		103,657		0.51		0.38		1.71		26
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77		86,146		0.52		0.38		1.45		13

46	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	47

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE MODERATE FUND
Institutional Class:	11/30/19	#	$13.55	$0.08		$ 1.11	$ 1.19	$(0.09)	$(0.39)	$(0.48)	$14.26	8.87%[b]	$ 48,626		0.16%[c]		0.10%[c]		1.15%[c]		14%[b]
	5/31/19		14.18	0.29		(0.30)	(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.14	39,367		0.17		0.10		2.16		23
	5/31/18		13.44	0.26		0.94	1.20	(0.37)	(0.09)	(0.46)	14.18	9.04	24,246		0.18		0.10		1.88		10
	5/31/17		12.48	0.27		1.21	1.48	(0.30)	(0.22)	(0.52)	13.44	12.19	10,416		0.19		0.10		2.10		19
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)	1,779		0.21		0.10		1.67		17
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81	2,670		0.23		0.10		1.78		13
Advisor Class:	11/30/19	#	13.55	0.07		1.11	1.18	(0.08)	(0.39)	(0.47)	14.26	8.81 [b]	18,297		0.27	[c]	0.21	[c]	1.00	[c]	14	[b]
	5/31/19		14.18	0.28		(0.29)	(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.09	707		0.23		0.16		2.02		23
	5/31/18		13.44	0.26		0.93	1.19	(0.36)	(0.09)	(0.45)	14.18	8.96	163		0.26		0.18		1.86		10
	5/31/17		12.48	0.24		1.23	1.47	(0.29)	(0.22)	(0.51)	13.44	12.15	161		0.23		0.14		1.85		19
	5/31/16‡		12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76 [b]	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	11/30/19	#	13.58	0.07		1.11	1.18	(0.08)	(0.39)	(0.47)	14.29	8.76 [b]	595		0.32	[c]	0.25	[c]	0.99	[c]	14	[b]
	5/31/19		14.21	0.28		(0.30)	(0.02)	(0.35)	(0.26)	(0.61)	13.58	0.01	1,001		0.32		0.25		2.06		23
	5/31/18		13.47	0.21		0.96	1.17	(0.34)	(0.09)	(0.43)	14.21	8.79	310		0.34		0.25		1.53		10
	5/31/17		12.48	0.23		1.24	1.47	(0.26)	(0.22)	(0.48)	13.47	12.10	292		0.36		0.25		1.79		19
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)	250		0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65	1,468		0.38		0.25		1.59		13
Retirement Class:	11/30/19	#	13.53	0.06		1.11	1.17	(0.07)	(0.39)	(0.46)	14.24	8.73 [b]	97,593		0.41	[c]	0.35	[c]	0.90	[c]	14	[b]
	5/31/19		14.17	0.26		(0.31)	(0.05)	(0.33)	(0.26)	(0.59)	13.53	(0.11)	92,295		0.42		0.35		1.87		23
	5/31/18		13.43	0.23		0.94	1.17	(0.34)	(0.09)	(0.43)	14.17	8.70	93,842		0.43		0.35		1.68		10
	5/31/17		12.46	0.22		1.23	1.45	(0.26)	(0.22)	(0.48)	13.43	12.00	74,577		0.44		0.35		1.69		19
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)	54,776		0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56	39,886		0.47		0.35		1.52		13
Retail Class:	11/30/19	#	13.52	0.06		1.12	1.18	(0.07)	(0.39)	(0.46)	14.24	8.80 [b]	356,218		0.43	[c]	0.37	[c]	0.88	[c]	14	[b]
	5/31/19		14.16	0.25		(0.30)	(0.05)	(0.33)	(0.26)	(0.59)	13.52	(0.20)	215,314		0.43		0.37		1.85		23
	5/31/18		13.42	0.23		0.93	1.16	(0.33)	(0.09)	(0.42)	14.16	8.76	213,691		0.44		0.37		1.67		10
	5/31/17		12.46	0.21		1.23	1.44	(0.26)	(0.22)	(0.48)	13.42	11.90	174,595		0.47		0.37		1.64		19
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)	131,501		0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46	107,332		0.50		0.38		1.48		13

48	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	49

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE GROWTH FUND
Institutional Class:	11/30/19	#	$14.66	$0.05		$ 1.47	$ 1.52	$(0.08)	$(0.56)	$(0.64)	$15.54	10.58%[b]	$ 39,843		0.21%[c]		0.10%[c]		0.61%[c]		19%[b]
	5/31/19		15.75	0.26		(0.63)	(0.37)	(0.36)	(0.36)	(0.72)	14.66	(2.07)	33,809		0.23		0.10		1.76		29
	5/31/18		14.53	0.25		1.49	1.74	(0.42)	(0.10)	(0.52)	15.75	12.02	18,485		0.24		0.10		1.59		18
	5/31/17		13.09	0.19		1.76	1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)	1,887		0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92	2,083		0.31		0.10		1.47		14
Advisor Class:	11/30/19	#	14.65	0.03		1.48	1.51	(0.07)	(0.56)	(0.63)	15.53	10.44 [b]	11,985		0.31	[c]	0.20	[c]	0.42	[c]	19	[b]
	5/31/19		15.74	0.22		(0.60)	(0.38)	(0.35)	(0.36)	(0.71)	14.65	(2.13)	346		0.29		0.17		1.45		29
	5/31/18		14.52	0.22		1.52	1.74	(0.42)	(0.10)	(0.52)	15.74	12.03	195		0.31		0.17		1.41		18
	5/31/17		13.09	0.22		1.72	1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
	5/31/16‡		13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]	102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	11/30/19	#	14.65	0.04		1.47	1.51	(0.06)	(0.56)	(0.62)	15.54	10.45 [b]	1,407		0.36	[c]	0.25	[c]	0.47	[c]	19	[b]
	5/31/19		15.75	0.24		(0.64)	(0.40)	(0.34)	(0.36)	(0.70)	14.65	(2.24)	1,553		0.38		0.25		1.63		29
	5/31/18		14.53	0.22		1.51	1.73	(0.41)	(0.10)	(0.51)	15.75	11.93	361		0.42		0.25		1.39		18
	5/31/17		13.07	0.20		1.72	1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)	267		0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77	1,585		0.46		0.25		1.31		14
Retirement Class:	11/30/19	#	14.60	0.03		1.47	1.50	(0.05)	(0.56)	(0.61)	15.49	10.40 [b]	42,677		0.46	[c]	0.35	[c]	0.37	[c]	19	[b]
	5/31/19		15.69	0.23		(0.64)	(0.41)	(0.32)	(0.36)	(0.68)	14.60	(2.34)	40,228		0.47		0.35		1.52		29
	5/31/18		14.48	0.19		1.52	1.71	(0.40)	(0.10)	(0.50)	15.69	11.83	45,329		0.49		0.35		1.26		18
	5/31/17		13.06	0.18		1.72	1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)	23,506		0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62	24,527		0.55		0.35		1.20		14
Retail Class:	11/30/19	#	14.58	0.02		1.48	1.50	(0.05)	(0.56)	(0.61)	15.47	10.40 [b]	174,862		0.49	[c]	0.38	[c]	0.32	[c]	19	[b]
	5/31/19		15.67	0.22		(0.64)	(0.42)	(0.31)	(0.36)	(0.67)	14.58	(2.32)	85,422		0.50		0.38		1.44		29
	5/31/18		14.46	0.19		1.51	1.70	(0.39)	(0.10)	(0.49)	15.67	11.73	89,044		0.52		0.38		1.25		18
	5/31/17		13.04	0.18		1.71	1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)	52,668		0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61	50,390		0.59		0.39		1.18		14

50	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	51

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment	Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income	turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss )	rate
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	11/30/19	#	$15.40	$ 0.01		$ 1.83	$ 1.84	$ —	$(0.80)	$(0.80)	$16.44	12.15%[b]	$29,260		0.25%[c]		0.10%[c]		0.08%[c]	18%[b]
	5/31/19		16.95	0.23		(0.98)	(0.75)	(0.37)	(0.43)	(0.80)	15.40	(4.11)	25,052		0.28		0.10		1.42	24
	5/31/18		15.28	0.18		2.12	2.30	(0.44)	(0.19)	(0.63)	16.95	15.14	15,252		0.30		0.10		1.09	38
	5/31/17		13.47	0.16		2.21	2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13	20
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)	2,755		0.41		0.10		0.75	41
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13	3,094		0.35		0.10		1.18	14
Advisor Class:	11/30/19	#	15.40	(0.01)		1.85	1.84	—	(0.80)	(0.80)	16.44	12.15 [b]	8,002		0.34	[c]	0.20	[c]	(0.18)[c]	18	[b]
	5/31/19		16.94	0.18		(0.93)	(0.75)	(0.36)	(0.43)	(0.79)	15.40	(4.10)	205		0.30		0.14		1.08	24
	5/31/18		15.28	0.19		2.09	2.28	(0.43)	(0.19)	(0.62)	16.94	15.04	164		0.35		0.15		1.14	38
	5/31/17		13.47	0.18		2.19	2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27	20
	5/31/16‡		14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]	102		0.43	[c]	0.12	[c]	0.26 [c]	41
Premier Class:	11/30/19	#	15.43	(0.01)		1.85	1.84	—	(0.80)	(0.80)	16.47	12.13 [b]	397		0.39	[c]	0.25	[c]	(0.07)[c]	18	[b]
	5/31/19		16.99	0.20		(0.99)	(0.79)	(0.34)	(0.43)	(0.77)	15.43	(4.31)	363		0.43		0.25		1.22	24
	5/31/18		15.32	0.17		2.10	2.27	(0.41)	(0.19)	(0.60)	16.99	14.93	390		0.46		0.25		1.01	38
	5/31/17		13.47	0.15		2.21	2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08	20
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)	269		0.56		0.25		1.11	41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92	1,699		0.50		0.25		1.01	14
Retirement Class:	11/30/19	#	15.35	(0.01)		1.83	1.82	—	(0.80)	(0.80)	16.37	12.06 [b]	45,328		0.49	[c]	0.35	[c]	(0.17)[c]	18	[b]
	5/31/19		16.89	0.18		(0.96)	(0.78)	(0.33)	(0.43)	(0.76)	15.35	(4.33)	42,107		0.52		0.35		1.09	24
	5/31/18		15.24	0.15		2.09	2.24	(0.40)	(0.19)	(0.59)	16.89	14.82	46,425		0.55		0.35		0.90	38
	5/31/17		13.44	0.13		2.20	2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95	20
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)	17,752		0.66		0.35		0.81	41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89	21,900		0.59		0.35		0.89	14
Retail Class:	11/30/19	#	15.33	(0.02)		1.83	1.81	—	(0.80)	(0.80)	16.34	12.01 [b]	93,270		0.54	[c]	0.40	[c]	(0.25)[c]	18	[b]
	5/31/19		16.88	0.17		(0.97)	(0.80)	(0.32)	(0.43)	(0.75)	15.33	(4.45)	48,507		0.57		0.40		1.04	24
	5/31/18		15.22	0.14		2.10	2.24	(0.39)	(0.19)	(0.58)	16.88	14.84	52,360		0.60		0.41		0.85	38
	5/31/17		13.43	0.13		2.18	2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91	20
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)	24,905		0.74		0.43		0.76	41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79	28,349		0.66		0.42		0.87	14
#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

52	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	53

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products, including other funds advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Advisors, a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

54	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds.

However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	55

Notes to financial statements (unaudited)

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Funds’ financial statements and various filings.

Fund reorganizations: During the current and prior fiscal periods, the Funds’ Board and shareholders approved the following Fund reorganizations (each the “Reorganization” and collectively, the “Reorganizations”).

The following Reorganizations were effective at the close of business on October 18, 2019:

Target Fund		Acquiring Fund
Nuveen Strategy Conservative Allocation Fund	à	TIAA-CREF Lifestyle Conservative Fund
Nuveen Strategy Balanced Allocation Fund	à	TIAA-CREF Lifestyle Moderate Fund
Nuveen Strategy Growth Allocation Fund	à	TIAA-CREF Lifestyle Growth Fund
Nuveen Strategy Aggressive Growth Allocation Fund	à	TIAA-CREF Lifestyle Aggressive Growth Fund

Upon the closing of each Reorganization, the Target Fund transferred all of its assets and liabilities to the Acquiring Funds in exchange for Acquiring Fund shares of equal value. Shares of the Acquiring Funds were then distributed to shareholders of the Target Funds and the Target Funds were terminated. As a result of each Reorganization, shareholders of the Target Funds became shareholders of the Acquiring Funds. The shareholders of the Target Funds received Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of the Reorganization.

For accounting and performance reporting purposes, the Acquiring Fund is the survivor. Details of the Reorganizations are further described in Note 8—Fund reorganizations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is

56	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of November 30, 2019, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Advisor Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with the approval of the Board.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	57

Notes to financial statements (unaudited)

Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the expense cap for the Lifestyle Conservative Fund Retirement Class. The expense cap is 0.33% for the Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2019, the Funds did not engage in security transactions with affiliated entities.

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors LLC are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands)^:

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$14,100	$2,774	$1,220	$(8)	$350		$202	$15,996
Bond Plus	14,821	1,747	1,129	(17)	378		216	15,800
Emerging Markets Equity	953	102	321	4	81		—	819
Growth & Income	2,223	293	229	32	240		14	2,559
International Equity	1,116	170	180	(17)	158		—	1,247
International Opportunities	926	148	119	18	83		—	1,056
Large-Cap Growth	2,504	450	317	50	237		—	2,924
Large-Cap Value	2,410	288	304	(19)	383		—	2,758
Quant International Equity	934	954	829	37	59		—	1,155
Quant International Small-Cap Equity	578	74	77	(6)	64		—	633
Quant Large-Cap Growth	1,654	915	1,305	187	45		—	1,496
Quant Large-Cap Value	186	887	416	50	14		—	721
Quant Small-Cap Equity	324	265	490	13	10		—	122
Quant Small/Mid-Cap Equity	425	55	57	6	50		—	479
Short-Term Bond	30,135	4,165	2,576	(21)	133		407	31,836
Nuveen Funds:
Dividend Value	—	290	1	—	4		—	293
	$73,289	$13,577	$9,570	$309	$2,289		$839	$79,894

58	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$21,232	$10,755	$2,054	$(1)	$878		$342	$30,810
Bond Plus	70,587	23,495	5,218	(46)	2,161		1,126	90,979
Emerging Markets Equity	5,807	1,755	1,923	(67)	688		—	6,260
Growth & Income	14,097	4,727	1,059	36	1,929		89	19,730
International Equity	7,080	2,411	901	(101)	1,129		—	9,618
International Opportunities	5,865	2,097	585	12	707		—	8,096
Large-Cap Growth	15,861	5,782	1,668	210	1,852		—	22,037
Large-Cap Value	15,265	4,959	1,800	(95)	2,667		—	20,996
Quant International Equity	5,925	5,578	2,864	65	608		—	9,312
Quant International Small-Cap Equity	3,665	1,254	467	(68)	486		—	4,870
Quant Large-Cap Growth	8,177	5,089	4,022	716	713		—	10,673
Quant Large-Cap Value	3,457	4,360	2,928	255	405		—	5,549
Quant Small-Cap Equity	2,140	1,590	2,806	83	79		—	1,086
Quant Small/Mid-Cap Equity	2,690	878	375	32	375		—	3,600
Short-Term Bond	49,029	17,299	5,041	(33)	318		666	61,572
Nuveen Funds:
Dividend Value	—	2,226	3	—	33		—	2,256
	$230,877	$94,255	$33,714	$998	$15,028		$2,223	$307,444
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$143,293	$73,095	$13,812	$(78)	$5,966		$2,305	$208,464
Emerging Markets Equity	12,309	5,154	3,124	(134)	1,645		—	15,850
Growth & Income	32,174	15,353	3,070	133	4,685		201	49,275
International Equity	16,111	7,864	2,007	(296)	2,811		—	24,483
International Opportunities	13,419	6,691	1,389	1	1,747		—	20,469
Large-Cap Growth	36,179	17,764	2,464	150	4,886		—	56,515
Large-Cap Value	34,850	16,193	3,887	(198)	6,436		—	53,394
Quant International Equity	13,527	14,222	4,445	(188)	1,791		—	24,907
Quant International Small-Cap Equity	8,364	3,926	878	(125)	1,146		—	12,433
Quant Large-Cap Growth	17,006	11,650	5,782	812	2,360		—	26,046
Quant Large-Cap Value	9,616	9,959	7,183	451	1,293		—	14,136
Quant Small-Cap Equity	5,673	3,558	8,942	590	(78)		—	801
Quant Small/Mid-Cap Equity	6,132	2,838	777	45	951		—	9,189
Nuveen Funds:
Dividend Value	—	5,669	6	1	84		—	5,748
	$348,653	$193,936	$57,766	$1,164	$35,723		$2,506	$521,710

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	59

Notes to financial statements (unaudited)

Issue	Value at 5/31/19	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$33,526	$23,991	$4,577	$(7)	$1,321		$552	$54,254
Emerging Markets Equity	7,376	4,647	1,905	(91)	1,083		—	11,110
Growth & Income	20,042	12,898	2,063	49	3,138		123	34,064
International Equity	10,066	6,620	1,495	(229)	1,893		—	16,855
International Opportunities	8,384	5,653	1,103	(5)	1,155		—	14,084
Large-Cap Growth	22,579	15,195	2,175	138	3,204		—	38,941
Large-Cap Value	21,733	13,787	2,744	(185)	4,265		—	36,856
Quant International Equity	8,444	9,500	2,412	(203)	1,251		—	16,580
Quant International Small-Cap Equity	5,218	3,408	678	(98)	771		—	8,621
Quant Large-Cap Growth	10,071	8,010	2,781	229	1,744		—	17,273
Quant Large-Cap Value	6,551	6,707	4,659	263	924		—	9,786
Quant Small-Cap Equity	3,779	2,660	4,990	329	69		—	1,847
Quant Small/Mid-Cap Equity	3,827	2,387	514	7	651		—	6,358
Nuveen Funds:
Dividend Value	—	3,924	3	2	57		—	3,980
	$161,596	$119,387	$32,099	$199	$21,526		$675	$270,609
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$6,588	$3,564	$1,775	$(93)	$909		$—	$9,193
Growth & Income	18,170	9,105	2,179	(18)	2,674		116	27,752
International Equity	9,089	4,916	1,770	(242)	1,623		—	13,616
International Opportunities	7,616	4,094	1,286	(17)	984		—	11,391
Large-Cap Growth	20,470	10,634	2,211	(13)	2,796		—	31,676
Large-Cap Value	19,717	10,092	3,243	(274)	3,740		—	30,032
Quant International Equity	7,665	6,344	1,825	(146)	1,016		—	13,054
Quant International Small-Cap Equity	4,732	2,534	794	(96)	652		—	7,028
Quant Large-Cap Growth	8,836	5,781	2,605	146	1,479		—	13,637
Quant Large-Cap Value	6,219	4,537	3,811	181	845		—	7,971
Quant Small-Cap Equity	3,561	1,964	3,500	196	162		—	2,383
Quant Small/Mid-Cap Equity	3,471	1,702	545	(7)	556		—	5,177
Nuveen Funds:
Dividend Value	—	3,194	—	—	47		—	3,241
	$116,134	$68,461	$25,544	$(383)	$17,483		$116	$176,151
^	Some amounts represent less than $1,000.

60	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifestyle Income	$76,579	$4,132	$(817)	$3,315
Lifestyle Conservative	287,669	22,844	(3,069)	19,775
Lifestyle Moderate	477,447	50,230	(5,967)	44,263
Lifestyle Growth	244,859	29,514	(3,764)	25,750
Lifestyle Aggressive Growth	156,367	22,801	(3,017)	19,784

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2019 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifestyle Income	$13,913	$9,905
Lifestyle Conservative	94,255	33,714
Lifestyle Moderate	193,936	57,766
Lifestyle Growth	123,678	36,383
Lifestyle Aggressive Growth	68,461	25,544

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2019 was as follows:

	5/31/2019

Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,757,952	$ 672,973	$2,430,925
Lifestyle Conservative	5,491,049	3,346,618	8,837,667
Lifestyle Moderate	8,230,943	6,317,470	14,548,413
Lifestyle Growth	3,438,763	3,751,215	7,189,978
Lifestyle Aggressive Growth	2,334,636	3,042,610	5,377,246

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	61

Notes to financial statements (unaudited)

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2019, there were no borrowings under this credit facility by the Funds.

Note 8—Fund reorganizations

The Reorganizations as previously described in Note 1—organization and significant accounting policies, Fund reorganizations, were structured to qualify as a tax-free reorganization under the Code for federal income tax purposes, and each Target Fund’s shareholder will recognize no gain or loss for federal income tax purposes as a result. Prior to the closing of each Reorganization, the Target Funds each distributed all of its net investment income and capital gains, if any. Such distribution may be taxable to each Target Fund’s shareholders for federal income tax purposes.

62	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Investments of Target Funds

The cost, fair value and net unrealized appreciation (depreciation) of the investments of each Target Fund as of the date of each Reorganization were as follows:

	Nuveen Strategy Conservative Allocation	Nuveen Strategy Balanced Allocation	Nuveen Strategy Growth Allocation	Nuveen Strategy Aggressive Growth Allocation
Cost of investments	$55,963,976	$140,092,084	$90,349,109	$46,314,198
Fair value of investments	57,198,496	144,082,008	92,320,574	47,286,341
Net unrealized appreciation (depreciation) of investments	1,234,520	3,989,924	1,971,465	972,143

For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund was carried forward to align ongoing reporting of each Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Share transactions

For accounting and performance reporting purposes, each Acquiring Fund is the survivor. The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganizations are as follows:

Target Funds – Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
Nuveen Strategy Conservative Allocation Fund
Class A	3,875,965	$41,875,438	$10.80
Class C	480,269	5,179,989	10.79
Class R3	33,256	359,005	10.80
Class I	754,465	8,131,840	10.78
Nuveen Strategy Balanced Allocation Fund
Class A	12,857,622	$111,942,993	$8.71
Class C	1,474,043	12,629,571	8.57
Class R3	412,427	3,538,485	8.58
Class I	2,051,280	17,748,392	8.65
Nuveen Strategy Growth Allocation Fund
Class A	6,650,869	$70,969,282	$10.67
Class C	634,421	6,567,561	10.35
Class R3	247,996	2,604,336	10.50
Class I	1,194,279	12,805,475	10.72
Nuveen Strategy Aggressive Growth Allocation Fund
Class A	2,628,927	$34,078,030	$12.96
Class C	360,718	4,461,905	12.37
Class R3	108,978	1,392,128	12.77
Class I	594,063	7,717,718	12.99

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	63

Notes to financial statements (unaudited)

Acquiring Funds – Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Lifestyle Conservative Fund
Institutional	2,746,564	$34,278,449	$12.48
Advisor	62,184	775,977	12.48
Premier	52,279	653,032	12.49
Retirement	3,826,377	47,706,615	12.47
Retail	13,108,253	163,367,195	12.46
TIAA-CREF Lifestyle Moderate Fund
Institutional	3,381,037	$46,839,377	$13.85
Advisor	69,965	969,164	13.85
Premier	56,386	782,886	13.88
Retirement	7,029,273	97,270,489	13.84
Retail	16,075,717	222,357,970	13.83
TIAA-CREF Lifestyle Growth Fund
Institutional	2,515,327	$37,669,736	$14.98
Advisor	28,352	424,462	14.97
Premier	90,262	1,352,532	14.98
Retirement	2,747,916	41,039,312	14.93
Retail	6,040,700	90,100,008	14.92
TIAA-CREF Lifestyle Aggressive Growth Fund
Institutional	1,794,844	$28,225,844	$15.73
Advisor	13,580	213,479	15.72
Premier	23,994	377,971	15.75
Retirement	2,791,166	43,702,081	15.66
Retail	3,217,035	50,298,183	15.63

Acquiring Funds – After the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Lifestyle Conservative Fund
Institutional	2,746,564	$34,278,449	$12.48
Advisor	713,837	8,907,817	12.48
Premier	52,279	653,032	12.49
Retirement	3,826,377	47,706,615	12.47
Retail	16,912,707	210,781,626	12.46
TIAA-CREF Lifestyle Moderate Fund
Institutional	3,381,037	$46,839,377	$13.85
Advisor	1,351,226	18,717,556	13.85
Premier	56,386	782,886	13.88
Retirement	7,029,273	97,270,489	13.84
Retail	25,337,763	350,469,019	13.83
TIAA-CREF Lifestyle Growth Fund
Institutional	2,515,327	$37,669,736	$14.98
Advisor	883,702	13,229,937	14.97
Premier	90,262	1,352,532	14.98
Retirement	2,747,916	41,039,312	14.93
Retail	11,413,724	170,241,187	14.92

64	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

Acquiring Funds – After the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Lifestyle Aggressive Growth Fund
Institutional	1,794,844	$28,225,844	$15.73
Advisor	504,522	7,931,197	15.72
Premier	23,994	377,971	15.75
Retirement	2,791,166	43,702,081	15.66
Retail	5,771,050	90,230,246	15.63

Pro forma results of operations

The beginning of the current fiscal period for the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund, and Nuveen Strategy Aggressive Growth Fund was September 1, 2019. Assuming the Reorganizations had been completed on June 1, 2019, the beginning of the Acquiring Funds’ current fiscal period, the pro forma results of operations for the current fiscal period are as follows:

Pro Forma Results	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
Net investment income (loss)	$2,218,064	$3,673,781	$702,144	$2,582
Net realized and unrealized gain (loss) on total investments	19,541,282	48,397,704	27,212,778	26,349,974
Net increase (decrease) in net assets from operations	21,759,346	52,071,485	27,914,922	26,352,556

Because the combined investment portfolios for the Reorganizations have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statements of Operations for the Acquiring Funds since the Reorganizations were consummated.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	65

2019 special meeting (unaudited)

TIAA-CREF Funds

Trustees

On July 17, 2019, at a special meeting of TIAA-CREF Funds participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	7,019,429,645.179	98.738	29,336,564.729	0.413	60,384,844.503	0.849
Joseph A. Boateng	7,017,678,997.349	98.713	30,608,382.947	0.431	60,863,674.115	0.856
Janice C. Eberly	7,030,450,351.958	98.893	24,897,324.187	0.350	53,803,378.266	0.757
Nancy A. Eckl	7,031,086,911.078	98.902	23,805,175.211	0.335	54,258,968.122	0.763
Michael A. Forrester	7,012,679,322.201	98.643	34,732,512.165	0.489	61,739,220.046	0.868
Howell E. Jackson	7,015,296,260.772	98.680	33,410,840.029	0.470	60,443,953.610	0.850
Thomas J. Kenny	7,014,459,180.378	98.668	32,601,855.843	0.459	62,090,018.190	0.873
James M. Poterba	7,016,956,092.704	98.703	33,014,873.896	0.464	59,180,087.811	0.832
Maceo K. Sloan	7,016,148,774.432	98.692	32,646,874.224	0.459	60,355,405.754	0.849
Laura T. Starks	7,032,899,556.712	98.927	24,219,056.061	0.341	52,032,441.638	0.732

Joseph A. Boateng was elected to office. Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.

66	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF Lifestyle Funds ■ 2019 Semiannual Report	67

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2020 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

68	2019 Semiannual Report ■ TIAA-CREF Lifestyle Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA-CREF Funds	November 30, 2019

TIAA-CREF

Managed Allocation Fund

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Retirement Class	Retail Class
Managed Allocation Fund	TIMIX	TITRX	TIMRX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about the Managed Allocation Fund and describes the Fund’s results for the six months ended November 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolio of investments lists the underlying funds in which the Fund had investments as of November 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	3

Letter to investors

Global financial markets produced solid results for the six months ended November 30, 2019. U.S. equities posted strong gains amid steady economic growth. Foreign stocks also rose, with international developed markets faring better than emerging markets. U.S. fixed-income securities advanced as bond prices rallied after three reductions in the federal funds target rate. These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying funds.

•	The Fund’s Institutional Class gained 8.9%, trailing the 9.3% return of its composite benchmark.
•	Relative underperformance of the Fund’s underlying funds, within U.S. equities, detracted from results.
•	Despite trailing its benchmark for the six-month period, results continued to support the solid performance of the TIAA-CREF Managed Allocation Fund over longer periods of time.

U.S. and international markets posted gains

U.S. equities posted double-digit gains during the six months, despite an uptick in volatility. The broad domestic stock market, as represented by the Russell 3000® Index, gained 14.8%. The U.S. economy continued to grow at a steady pace during the period, as a strong labor market, stable core inflation and steady consumer spending helped support investor confidence. Nevertheless, concerns about a potential economic slowdown prompted the Federal Reserve to cut the federal funds target rate for the first time since 2008. Between July and October 2019, the Fed reduced the key short-term interest-rate measure to 1.50%–1.75%.

International stocks also rose, although at a more moderate pace than U.S. markets. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, advanced 8.8% in U.S.-dollar terms. Trade tensions between the United States and China and continued uncertainty about the outcome of the United Kingdom’s split from the European Union (Brexit) remained unresolved.

U.S. investment-grade bonds climbed higher amid the Fed’s rate cuts (bond prices move in the opposite direction of yields). The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 3.8% for the period.

4	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Staying focused on your long-term goals

As 2019 comes to a close and we enter the 2020 election year, the financial media will likely offer a wide array of viewpoints about what the upcoming year may have in store. Some are already anticipating increased volatility in 2020, while others are predicting further market gains. While it’s only natural to be curious about the future, we all know that no one can predict the markets’ direction. Moreover, paying too much attention to short-term events can shift your focus away from your long-term objectives. As we often remind our shareholders, history has shown that despite the inevitable periods of market volatility, a diversified portfolio that maintains a balanced allocation to different asset classes can be a prudent long-term investment strategy for keeping your financial goals on track. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

With the new year upon us, we would like to thank you for trusting us to manage your investment in the TIAA-CREF Managed Allocation Fund. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

Brad Finkle

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 13 of this report. You can obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying TIAA-CREF Funds in which the Managed Allocation Fund invests (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT or Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the Fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indexes and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019–November 30, 2019).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2019

	Beginning	Ending	Expenses paid		Effective expenses paid
	account value	account value	during period	*	during period	†
Managed Allocation Fund	(6/1/19)	(11/30/19)	(6/1/19–11/30/19)		(6/1/19–11/30/19)
Actual return
Institutional Class	$1,000.00	$1,089.10	$0.00		$1.98
Retirement Class	1,000.00	1,088.71	1.31		3.29
Retail Class	1,000.00	1,088.34	1.31		3.29
5% annual hypothetical return
Institutional Class	1,000.00	1,025.00	0.00		1.92
Retirement Class	1,000.00	1,023.75	1.26		3.18
Retail Class	1,000.00	1,023.75	1.26		3.18
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Institutional Class, 0.63% for the Retirement Class and 0.63% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	9

Managed Allocation Fund

Performance for the six months ended November 30, 2019

The Managed Allocation Fund returned 8.91% for the Institutional Class, compared with the 9.31% return of its benchmark, the Managed Allocation Fund Composite Index. For the one-year period ended November 30, 2019, the Fund returned 12.62%, versus 13.25% for the index. The performance table shows returns for all share classes of the Fund.

Stocks and bonds climbed higher as the economy continued to prosper

The U.S. economy continued to expand over the six-month period, supported by a historically strong labor market and continued moderate inflation. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, increased at an annualized rate of 2.0% in the second quarter of 2019, followed by 2.1% in the third quarter, according to the government’s “second” estimate. Unemployment touched 3.5% in September and ended the period at that rate—its lowest level in nearly half a century. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended November 30, 2019, while oil prices increased.

During the six months, the Federal Reserve reduced the federal funds target rate for the first time since December 2008. The Fed lowered the key short-term interest-rate measure three times between July and October 2019 to 1.50%–1.75%. Policymakers cited concerns over the slowing of some global economies and ongoing trade tensions between the United States and China.

Domestic and international stocks both performed well for the six months. The Russell 3000® Index, a broad measure of the U.S. stock market, gained 14.80%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, advanced 8.76% in U.S.-dollar terms.

U.S. investment-grade bonds gained ground as yields declined across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 3.81% for the six months.

10	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Equity funds produced largest gains

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The Fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Unless otherwise stated, all funds mentioned below are TIAA-CREF Funds.)

For the six months, the domestic equity sector contributed most to the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Within the category, nearly all funds produced double-digit gains, led by the Quant Large-Cap Growth Fund and the Large-Cap Value Fund. Foreign stock funds were also strong performers, with the International Equity Fund advancing the most. All fixed-income funds generated more modest gains. (All fund returns are for the Institutional Class.)

U.S. stock funds hindered relative performance

For the six months, the Fund underperformed its composite benchmark primarily due to the relative weakness of underlying funds investing in domestic equities. The Large-Cap Growth Fund, the Growth & Income Fund and the Quant Large-Cap Growth Fund were the largest detractors from relative performance. However, this negative effect was partly offset by the relative outperformance of the Large-Cap Value Fund and the Quant Small/Mid-Cap Equity Fund.

In the foreign equity category, several funds benefited relative performance. The Emerging Markets Equity Fund, the International Equity Fund and the International Opportunities Fund contributed most to the Fund’s relative return. In contrast, the Quant International Equity Fund was a modest detractor.

Within fixed-income, the Bond Plus Fund also boosted the Fund’s relative performance. (Performance of the Managed Allocation Fund’s underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	11

Managed Allocation Fund

Performance as of November 30, 2019

Managed Allocation Fund				Average annual		Annual operating
		Total return		total return		expenses*#
	Inception date	6 months	1 year	5 years	10 years	gross	net
Institutional Class	3/31/06	8.91%	12.62%	6.53%	8.44%	0.43%	0.40%
Retirement Class	3/31/06	8.87	12.44	6.27	8.18	0.68	0.65
Retail Class	3/31/06	8.83	12.38	6.26	8.18	0.72	0.65
Managed Allocation Fund Composite Index‡	—	9.31	13.25	6.56	8.20	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	8.48	12.44	6.12	7.60	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
‡	As of the close of business on November 30, 2019, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
% of net assets as of 11/30/19
Equity
U.S. equity	41.04
International equity	18.85
Fixed income	40.04
Other assets & liabilities, net	0.07
Total	100.00

Target allocation

12	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Portfolio of investments (unaudited)

Managed Allocation Fund  ■  November 30, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—40.0%
33,173,713	TIAA-CREF Bond Plus Fund		$355,622,206	40.0%
	TOTAL FIXED INCOME		355,622,206	40.0

INTERNATIONAL EQUITY—18.9%
2,318,756	TIAA-CREF Emerging Markets Equity Fund		27,152,632	3.1
3,081,019	TIAA-CREF International Equity Fund		34,723,083	3.9
2,528,282	TIAA-CREF International Opportunities Fund		34,713,309	3.9
6,613,150	TIAA-CREF Quant International Equity Fund		49,664,758	5.6
2,030,084	TIAA-CREF Quant International Small-Cap Equity Fund		21,194,078	2.4
	TOTAL INTERNATIONAL EQUITY		167,447,860	18.9

U.S. EQUITY—41.0%
1,131,220	Nuveen Dividend Value Fund		17,115,361	1.9
5,177,825	TIAA-CREF Growth & Income Fund		78,599,390	8.8
3,248,887	TIAA-CREF Large-Cap Growth Fund		71,767,923	8.1
3,720,421	TIAA-CREF Large-Cap Value Fund		67,823,266	7.6
4,646,622	TIAA-CREF Quant Large-Cap Growth Fund		71,650,910	8.1
3,951,680	TIAA-CREF Quant Large-Cap Value Fund		42,085,394	4.7
51,974	TIAA-CREF Quant Small-Cap Equity Fund		883,551	0.1
1,143,277	TIAA-CREF Quant Small/Mid-Cap Equity Fund		14,656,813	1.7
	TOTAL U.S. EQUITY		364,582,608	41.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $726,586,600)	887,652,674	99.9

	TOTAL PORTFOLIO	(Cost $726,586,600)	887,652,674	99.9
	OTHER ASSETS & LIABILITIES, NET		648,421	0.1
	NET ASSETS		$888,301,095	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	13

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2019

ASSETS
Affiliated investments, at value‡	$887,652,674
Cash	895,021
Receivable from securities transactions	135,029
Receivable from Fund shares sold	88,127
Dividends receivable	875,661
Due from affiliates	33,980
Other	79,937
Total assets	889,760,429
LIABILITIES
Service agreement fees payable	15,489
Distribution fees payable	161,369
Due to affiliates	7,525
Payable for securities transactions	954,629
Payable for Fund shares redeemed	124,976
Payable for trustee compensation	79,927
Accrued expenses and other payables	115,419
Total liabilities	1,459,334
NET ASSETS	$888,301,095
NET ASSETS CONSIST OF:
Paid-in-capital	$702,713,178
Total distributable earnings (loss)	185,587,917
NET ASSETS	$888,301,095
INSTITUTIONAL CLASS:
Net assets	$18,876,848
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,431,737
Net asset value per share	$13.18
RETIREMENT CLASS:
Net assets	$76,368,431
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,800,560
Net asset value per share	$13.17
RETAIL CLASS:
Net assets	$793,055,816
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,985,142
Net asset value per share	$13.22
‡ Affiliated investments, cost	$726,586,600

14	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2019

INVESTMENT INVESTMENT INCOME
Dividends from affiliated investments	$5,379,626
Total income	5,379,626

EXPENSES
Shareholder servicing – Institutional Class	100
Shareholder servicing – Retirement Class	91,885
Shareholder servicing – Retail Class	140,760
Distribution fees – Retail Class	967,810
Administrative service fees	16,438
Trustee fees and expenses	4,575
Other expenses	92,922
Total expenses	1,314,490
Less: Expenses reimbursed by the investment adviser	(254,347)
Net expenses	1,060,143
Net investment income (loss)	4,319,483

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from affiliated investments	7,588,125
Net change in unrealized appreciation (depreciation) from affiliated investments	61,149,356
Net realized and unrealized gain (loss) from affiliated investments	68,737,481
Net increase (decrease) in net assets from operations	$73,056,964

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	15

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2019	May 31, 2019
		(unaudited )
OPERATIONS
Net investment income (loss)		$4,319,483	$17,105,824
Net realized gain (loss) from affiliated investments		7,588,125	33,143,833
Net change in unrealized appreciation (depreciation) from affiliated investments		61,149,356	(50,088,595)
Net increase (decrease) in net assets from operations		73,056,964	161,062

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class		(121,212)	(1,183,517)
Retirement Class		(376,199)	(4,014,456)
Retail Class		(3,978,789)	(40,644,983)
Total distributions		(4,476,200)	(45,842,956)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,808,836	6,874,165
	Retirement Class	4,148,025	10,976,334
	Retail Class	13,191,758	34,901,992
Reinvestments of distributions:	Institutional Class	118,972	1,163,893
	Retirement Class	376,198	4,014,456
	Retail Class	3,803,546	38,834,280
Redemptions:	Institutional Class	(3,873,826)	(6,077,753)
	Retirement Class	(4,028,490)	(13,835,662)
	Retail Class	(30,540,209)	(67,001,881)
Net increase (decrease) from shareholder transactions		(13,995,190)	9,849,824
Net increase (decrease) in net assets		54,585,574	(35,832,070)

NET ASSETS
Beginning of period		833,715,521	869,547,591
End of period		$888,301,095	$833,715,521

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	220,138	544,448
	Retirement Class	326,267	869,992
	Retail Class	1,030,141	2,802,173
Shares reinvested:	Institutional Class	9,427	99,926
	Retirement Class	29,847	345,309
	Retail Class	300,518	3,324,452
Shares redeemed:	Institutional Class	(302,388)	(495,298)
	Retirement Class	(317,991)	(1,124,062)
	Retail Class	(2,388,156)	(5,391,863)
Net increase (decrease) from shareholder transactions		(1,092,197)	975,077

16	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	17

Financial highlights

Managed Allocation Fund

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
Institutional Class:	11/30/19	#	$12.18	$0.08		$1.00	$1.08	$(0.08)	$ —	$(0.08)	$13.18	8.91%[b]	$18,877		0.03%[c]		0.00%[c]		1.24%[c]		12%[b]
	5/31/19		12.89	0.29		(0.29)	0.00 [d]	(0.35)	(0.36)	(0.71)	12.18	0.40	18,320		0.03		0.00		2.34		20
	5/31/18		12.32	0.27		0.84	1.11	(0.36)	(0.18)	(0.54)	12.89	9.04	17,468		0.03		0.00		2.09		12
	5/31/17		11.52	0.24		1.14	1.38	(0.29)	(0.29)	(0.58)	12.32	12.39	13,288		0.03		0.00		2.02		21
	5/31/16		12.42	0.25		(0.44)	(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625		0.03		0.00		2.12		17
	5/31/15		12.32	0.23		0.57	0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366		0.03		0.00		1.88		14
Retirement Class:	11/30/19	#	12.16	0.06		1.02	1.08	(0.07)	—	(0.07)	13.17	8.87 [b]	76,368		0.28	[c]	0.25	[c]	0.99	[c]	12	[b]
	5/31/19		12.87	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.16	0.14	70,068		0.28		0.25		2.03		20
	5/31/18		12.31	0.23		0.84	1.07	(0.33)	(0.18)	(0.51)	12.87	8.70	72,981		0.28		0.25		1.83		12
	5/31/17		11.51	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068		0.28		0.25		1.82		21
	5/31/16		12.41	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
	5/31/15		12.31	0.21		0.56	0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096		0.28		0.25		1.67		14
Retail Class:	11/30/19	#	12.21	0.06		1.02	1.08	(0.07)	—	(0.07)	13.22	8.83 [b]	793,056		0.31	[c]	0.25	[c]	0.99	[c]	12	[b]
	5/31/19		12.92	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.21	0.14	745,328		0.32		0.25		2.00		20
	5/31/18		12.35	0.23		0.85	1.08	(0.33)	(0.18)	(0.51)	12.92	8.75	779,099		0.31		0.25		1.83		12
	5/31/17		11.55	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685		0.32		0.25		1.80		21
	5/31/16		12.45	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17
	5/31/15		12.35	0.20		0.57	0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120		0.32		0.25		1.64		14

#	Unaudited
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

18	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	19

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products, including other funds advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, “Underlying Funds”). The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Advisors, a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

20	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	21

Notes to financial statements (unaudited)

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of November 30, 2019, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of

22	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2019, the Funds did not engage in security transactions with affiliated entities.

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors LLC are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	23

Notes to financial statements (unaudited)

Issue	Value at 5/31/19	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/19
TIAA-CREF Funds:
Bond Plus	$342,379	$31,843	$27,055	$154	$8,301		$4,935	$355,622
Emerging Markets Equity	29,022	1,716	6,383	(214)	3,012		—	27,153
Growth & Income	72,085	2,882	5,011	588	8,056		445	78,600
International Equity	31,894	2,096	3,240	(471)	4,444		—	34,723
International Opportunities	32,237	1,558	2,492	252	3,158		—	34,713
Large-Cap Growth	64,910	3,572	3,978	1,257	6,007		—	71,768
Large-Cap Value	62,502	2,334	6,229	(300)	9,516		—	67,823
Quant International Equity	38,913	16,939	9,874	(225)	3,912		—	49,665
Quant International Small-Cap Equity	20,021	954	1,718	(213)	2,150		—	21,194
Quant Large-Cap Growth	65,150	9,728	13,126	2,583	7,316		—	71,651
Quant Large-Cap Value	46,425	10,166	20,891	2,041	4,344		—	42,085
Quant Small-Cap Equity	13,921	4,633	18,719	1,978	(929)		—	884
Quant Small/Mid-Cap Equity	13,740	535	1,387	158	1,611		—	14,657
Nuveen Dividend Value Fund	—	16,891	27	—	251		—	17,115
	$833,199	$105,847	$120,130	$7,588	$61,149		$5,380	$887,653

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$736,393	$161,066	$(9,806)		$151,260

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended November 30, 2019 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$105,847	$120,130

24	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2019 was as follows:

Ordinary income	Long-term capital gains	Total
$21,553,529	$24,289,427	$45,842,956

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2019, there were no borrowings under this credit facility by the Fund.

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	25

2019 special meeting (unaudited)

TIAA-CREF Funds

Trustees

On July 17, 2019, at a special meeting of TIAA-CREF Funds participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	7,019,429,645.179	98.738	29,336,564.729	0.413	60,384,844.503	0.849
Joseph A. Boateng	7,017,678,997.349	98.713	30,608,382.947	0.431	60,863,674.115	0.856
Janice C. Eberly	7,030,450,351.958	98.893	24,897,324.187	0.350	53,803,378.266	0.757
Nancy A. Eckl	7,031,086,911.078	98.902	23,805,175.211	0.335	54,258,968.122	0.763
Michael A. Forrester	7,012,679,322.201	98.643	34,732,512.165	0.489	61,739,220.046	0.868
Howell E. Jackson	7,015,296,260.772	98.680	33,410,840.029	0.470	60,443,953.610	0.850
Thomas J. Kenny	7,014,459,180.378	98.668	32,601,855.843	0.459	62,090,018.190	0.873
James M. Poterba	7,016,956,092.704	98.703	33,014,873.896	0.464	59,180,087.811	0.832
Maceo K. Sloan	7,016,148,774.432	98.692	32,646,874.224	0.459	60,355,405.754	0.849
Laura T. Starks	7,032,899,556.712	98.927	24,219,056.061	0.341	52,032,441.638	0.732

Joseph A. Boateng was elected to office. Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.

26	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF Managed Allocation Fund ■ 2019 Semiannual Report	27

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2020 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

28	2019 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 16, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 16, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: January 16, 2020	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer